            As filed with the Securities and Exchange Commission on May 26, 2004
                                               Securities Act File No. 333-83071
                                        Investment Company Act File No. 811-9477

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 --------------
                                    FORM N-1A

             Registration Statement Under The Securities Act Of 1933         [X]

                           Pre-Effective Amendment No.                       [ ]

                         Post-Effective Amendment No. 13                     [X]

                                   and/or

         Registration Statement Under The Investment Company Act Of 1940     [X]

                                Amendment No. 14                             [X]
                        (Check appropriate box or boxes)

                          ING VARIABLE INSURANCE TRUST
                 (Exact Name of Registrant Specified in Charter)
                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

                                                    With copies to:
           Theresa K. Kelety                      Margaret A. Bancroft
         ING Investments, LLC                         Dechert LLP
    7337 E. Doubletree Ranch Road                 30 Rockefeller Plaza
         Scottsdale, AZ 85258                      New York, NY 10112
(Name and Address of Agent for Service)

                            ------------------------

 It is proposed that this filing will become effective (check appropriate box):

[ ]    Immediately upon filing pursuant to paragraph (b)    [x]    on May 28, 2004 pursuant to paragraph (b)

[ ]    60 days after filing pursuant to paragraph (a)(1)    [ ]    on (date) pursuant to paragraph (a)(1)

[ ]    75 days after filing pursuant to paragraph (a)(2)    [ ]    on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          ING VARIABLE INSURANCE TRUST

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

*     Cover Sheet

*     Contents of Registration Statement

*     Explanatory Note

*     ING GET U.S. Core Portfolio, Series 5 Prospectus

*     ING GET U.S. Core Portfolio, Series 6 Prospectus

*     ING GET U.S. Core Portfolio, Series 5 Statement of Additional Information

*     ING GET U.S. Core Portfolio Series 6 Statement of Additional Information

*     Part C

*     Signature Page

                                EXPLANATORY NOTE



      This Post-Effective Amendment No. 13, filed in reliance on Rule 485(b) under the Securities Act of 1933, as amended (the "1933 Act"), to the Registration Statement on Form N-1A for ING Variable Insurance Trust (the "Registrant") is being filed for the purpose of registering two new series, the ING GET U.S. Core Portfolio, Series 5 and ING GET U.S. Core Portfolio, Series 6.

                          ING GET U.S. CORE PORTFOLIO
                                    SERIES 5
                                   PROSPECTUS

                                  MAY 28, 2004


ING Variable Insurance Trust (Fund) is an open-end investment company authorized to issue multiple portfolios. This prospectus offers shares of ING GET U.S. Core Portfolio Series 5 (Series). Series 5 shares will be offered from June 11, 2004 through September 9, 2004. The Series is a funding option under certain variable annuity contracts.

This prospectus contains important information about investing in ING GET U.S. Core Portfolio Series 5. You should read it carefully before you invest, and keep it for future reference. Please note that your investment is not a bank deposit, is not guaranteed by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency and is affected by market fluctuations. There is no guarantee that the Series will achieve its objective. As with all mutual funds, the U.S. Securities and Exchange Commission
(SEC) has not approved or disapproved these securities nor has the SEC judged whether the information in this prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.


     132369

     PRO.GETUSCORE-5

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
  RISKS.....................................................    1
WHAT YOU PAY TO INVEST......................................    6
OTHER CONSIDERATIONS........................................    7
MANAGEMENT OF THE SERIES....................................    7
INVESTMENTS IN, EXCHANGES AND REDEMPTIONS FROM THE SERIES...    9
TAX INFORMATION.............................................   11
ADDITIONAL INFORMATION......................................   11

        INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Shares of the Series are offered to insurance company separate accounts that fund variable annuity contracts. The Series has both an Offering Period and a Guarantee Period. The only time investors can invest in the Series is during the OFFERING PERIOD. The Offering Period will run from June 11, 2004 through September 9, 2004. During the Offering Period, all assets of the Series will be invested exclusively in short-term instruments.


Once the Offering Period terminates, the Guarantee Period begins. The GUARANTEE PERIOD will run from September 10, 2004 through September 9, 2011 (Maturity
Date). During the Guarantee Period all assets will be invested in accordance with the investment objective and strategies described below.


The insurance company offering a variable annuity contract with an option to allocate premiums to this Series guarantees Contractholders and Participants that on the Maturity Date they will receive no less than the value of their separate account investment directed to the Series as of the last day of the Offering Period, adjusted for certain charges (GUARANTEE). For purposes of determining the Guarantee, all dividends and distributions made by the Series, throughout the Guarantee Period, must be reinvested to ensure that the value of the investment on the date of Maturity is the same as the value on the last day of the Offering Period. Amounts withdrawn prior to the Maturity Date are not subject to the Guarantee. Please refer to the contract prospectus, prospectus summary or disclosure statement for more information about the Guarantee.

SHARES OF THE SERIES WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE SERIES IF YOU REDEEM SHARES PRIOR TO THE MATURITY DATE. THERE IS NO GUARANTEE THAT THE SERIES WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

INVESTMENT OBJECTIVE. The Series seeks to achieve maximum total return and minimal exposure of the Series assets to a market value loss by participating, to the extent possible, in favorable equity market performance during the Guarantee Period.

PRINCIPAL INVESTMENT STRATEGIES. The Series invests at least 80% of its assets in equities and fixed income securities issued by U.S. companies or the U.S. Government or its agencies. The Series will provide 60 days' prior written notice of any change in this investment strategy. The Series will not implement an "investment strategy" in any conventional sense. Rather, the Series' asset allocation strategy seeks to optimize the exposure of the Series to the Equity Component while protecting Series assets. Assets allocated to the Equity Component may be reduced or eliminated in order to conserve assets at a level equal to or above the present value of the Guarantee. The Series allocates its assets among the following asset classes:

       - During the Offering Period, the Series' assets will be invested in short-term instruments.

                                                  ING GET U.S. Core Portfolio  1

       - During the Guarantee Period, the Series' assets will be allocated between the:

            - EQUITY COMPONENT, consisting of common stocks included in the
              Standard and Poor's 500 Composite Stock Price Index (S&P 500), futures contracts on the S&P 500, and when the Equity Component's market value is $5 million or less, investments in exchange traded funds (ETFs) that can reasonably be expected to have at least a 95% correlation ratio with the S&P 500, in S&P 500 futures, or in a combination of S&P 500 futures and ETFs, subject to any limitation on the Series' investments in such securities; and the

            - FIXED COMPONENT, consisting primarily of short- to
              intermediate-duration U.S. Government securities.

The Series' asset allocation strategy is implemented by allocating assets appropriately to the Equity Component and to the Fixed Component to optimize exposure to the Equity Component while attempting to control the risk that an insurance company will be required to make payment under the Guarantee. Consequently, there can be no assurance as to the percentage of assets, if any, allocated to the Equity Component, even when the equity market is doing well, or as to any investment returns generated by the Series.

ASSET ALLOCATION Aeltus Investment Management, Inc. ("ING Aeltus" or "Sub-Adviser"), the Sub-Adviser to the Series, uses a proprietary computer model to determine on a daily basis the percentage of assets allocated to the Equity Component and to the Fixed Component. The model evaluates a number of factors, including the then current market value of the Series, the then prevailing level of interest rates, equity market volatility, the Series' total annual expenses, insurance company separate account expenses, and the Maturity Date. The model determines the initial allocation between the Equity Component and the Fixed Component on the first day of the Guarantee Period. After the first day, the model provides direction for any reallocations on a daily basis so that the allocation to the Equity Component or the Fixed Component may increase or decrease from the initial proportions. Generally, as the value of the Equity Component rises, more assets are allocated to the Equity Component; as the value of the Equity Component declines, more assets are allocated to the Fixed Component. The amount directed to the Equity Component is always restricted so that if it were to experience a "material decline" in value on a given day and before being redirected to the Fixed Component, the remaining assets would still be sufficient to meet the Guarantee. At the commencement of the Guarantee Period, the Series will define a "material decline" in value as a decline in the value of the Equity Component of at least 20% but no more than 30%. In the event the Series defines the "material decline" at 20%, more assets will likely be allocated to the Equity Component than if the "material decline" is defined at 30%. In addition, if a material decline is defined at 20%, rather than 30%, it is more likely that reallocations to the Fixed Component would occur when the value of the Equity Component declines. The allocation to the Equity Component or the Fixed Component may be zero under certain circumstances.

EQUITY COMPONENT The Equity Component will be managed by the Sub-Adviser to the Series, subject to oversight by ING Investments, LLC ("ING Investments" or "Adviser"). In ordinary circumstances, the Sub-Adviser invests at least 80% of the Equity Component's net assets in stocks included in the S&P 500, although the weightings of the stocks will vary somewhat from their respective weightings in the S&P 500, as

 2 ING GET U.S. Core Portfolio
described below. The S&P 500 is a stock market index comprised of common stocks of 500 of the largest publicly traded companies in the U.S. selected by Standard and Poor's Corporation (S&P).

The Sub-Adviser manages the Equity Component by overweighting those stocks that it believes will outperform the S&P 500 and underweighting (or avoiding altogether) those stocks that it believes will underperform the S&P 500 ("enhanced index strategy"). Stocks that the Sub-Adviser believes are likely to match the performance of the S&P 500 are generally invested in proportion to their representation in the index. To determine which stocks to weight more or less heavily, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. It is expected that at any one time the Equity Component will hold 400 stocks and generally will hold between 400 and 450 stocks included in the S&P 500. Although the Equity Component will not hold all of the stocks in the S&P 500, the Sub-Adviser expects that there will be a close correlation between the performance of the Equity Component and that of the S&P 500 in both rising and falling markets.


Under normal market conditions, up to 20% of the Equity Component's net assets may be invested in futures contracts for hedging purposes or to maintain liquidity to meet shareholder redemptions and minimize trading costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. During the Guarantee Period, the Series may only invest in futures contracts on the S&P 500 and futures contracts on U.S. Treasury securities.


In the event that the Equity Component's market value is $5 Million or less, in order to replicate investment in stocks listed on the S&P 500, the Sub-Adviser may invest the entire amount of the Equity Component's assets in S&P 500 futures, in exchange traded funds (ETFs), or in a combination of S&P 500 futures and ETFs, subject to any limitation on the Series' investments in such securities. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. In this event, the Sub-Adviser will not employ an enhanced index strategy.

FIXED COMPONENT The Sub-Adviser seeks to select investments for the Fixed Component with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds which mature within three months of the Maturity Date. Generally, at least 55% of the Fixed Component will consist of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The Fixed Component may also consist of mortgage backed securities (including commercial mortgage backed securities) which are rated AAA or Aaa at the time of purchase by Moody's Investors Service, Inc. (Moody's) or S&P, respectively, and corporate obligations which are rated at the time of purchase A- or higher by S&P and/or Aa3 or higher by Moody's. The Fixed Component may also include U.S. Treasury futures and money market instruments.

                                                  ING GET U.S. Core Portfolio  3

Principal Risks. The principal risks of investing in the Series include all of the following:

ALLOCATION RISK: If at the inception of, or any time during, the Guarantee Period interest rates are low, the Series' assets may be largely invested in the Fixed Component in order to reduce the risk of market loss, which will decrease the likelihood that an insurance company would be required to make any payment under the Guarantee. The effect of low interest rates on the Series would likely be more pronounced at the inception of the Guarantee Period, as the initial allocation of assets would include more fixed income securities. In addition, if during the Guarantee Period the equity markets experienced a major decline, the Series' assets may become largely invested in the Fixed Component. In fact, if the value of the Equity Component were to decline by a significant amount, a complete reallocation to the Fixed Component would likely occur. In the event of a reallocation of 100% of the assets to the Fixed Component, the Series would not subsequently reallocate any assets into the Equity Component prior to the Maturity Date. USE OF THE FIXED COMPONENT REDUCES THE SERIES' ABILITY TO PARTICIPATE AS FULLY IN UPWARD EQUITY MARKET MOVEMENTS, COMPARED TO A PORTFOLIO THAT IS FULLY INVESTED IN EQUITIES AND THEREFORE REPRESENTS SOME LOSS OF OPPORTUNITY, OR OPPORTUNITY COST, COMPARED TO A PORTFOLIO THAT IS FULLY INVESTED IN EQUITIES.

ACTIVE ASSET ALLOCATION MAY UNDERPERFORM STATIC STRATEGIES. An active asset allocation strategy such as that followed by the Series may underperform a more static strategy due to the impact of transaction costs. The asset allocation process results in transaction costs from the purchase and sale of securities. Volatile periods in the market may increase these costs. High transaction costs may have an adverse effect on the performance of the Series.

OPPORTUNITY COSTS. There are significant opportunity costs associated with an investment in the Series. The Series may allocate a substantial portion, and under certain circumstances all, of the Series' assets to the Fixed Component in order to reduce the risk of market loss, which will conserve Series assets to a level equal to or above the present value of the Guarantee.

Initially, if interest rates are low, the allocation to the Fixed Component may be over 70% of the Series assets. If the market value of the Equity Component rises, the percentage of the Series' assets allocated to the Equity Component generally will also rise. However, the relative volatility of these two Components, as well as the past performance of the Series will affect these allocations. For example, if the Series incurs early losses, the Series, may allocate 100% of the Series' assets to the Fixed Component for the entire Guarantee Period, irrespective of the subsequent upward movements in the equity markets and/or the Equity Component.

The extent to which the Series participates in upward movements in the Equity Component during the Guarantee Period will depend on the performance of the Series, the performance and volatility of the Fixed and Equity Components, interest rates, expenses of the Series and the separate account under the variable annuity contract, and other factors. The Series might capture a material portion, very little or none of any Equity Component increase.

It is possible that on the Maturity Date, a Contractholder or Participant could receive only the guaranteed amount even though the equity markets, as well as the Equity Component, has had significant positive performance during the Guarantee Period.

 4 ING GET U.S. Core Portfolio

WORSE CASE SCENARIOS FOR THE SERIES' EQUITY PARTICIPATION. The opportunity cost of not allocating assets to the Equity Component will be particularly high if early in the Guarantee Period: (a) the Series' NAV decreases; or (b) the value of the Equity Component declines. In either case, all or substantially all of the Series' assets could be allocated to the Fixed Component for the remainder of the Guarantee Period.

IMPACT OF ANNUITY CHARGES AND OTHER EXPENSES. Contractholders and Participants with interests in the Series through separate accounts are not subject to identical separate account charges. In its proprietary computer model, the Sub-Adviser uses an expense factor designed to have the Series produce a return which may cover some portion of these charges. The expense factor will be determined at the inception of the Guarantee Period. If the expense factor is set to cover the higher charges, the initial asset allocation to the Equity Component will be lower. Accordingly, the level of the expense factor chosen by the Series may represent a greater opportunity cost to Contractholders and Participants with lower separate account charges. Regardless of where the expense factor is set, it will not affect the Guarantee payable by the insurance company.

STOCK AND BOND INVESTMENTS. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The performance of the Equity Component also depends significantly on the managers' skill in determining which securities to overweight, underweight or avoid altogether.

The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. The market prices of STRIPS generally are more volatile than the market prices of other fixed income securities with similar maturities that pay interest periodically. With corporate bonds, there is a risk that the issuer will default on the payment of principal or interest. With mortgage backed securities, there is a risk of prepayment of the underlying mortgage. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Series may have to reinvest the proceeds of prepayments at lower yields. In addition, with credit risk, the Series could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. The Fixed Component of this Series is subject to less credit risk than other funds because it principally invests in debt securities issued or guaranteed by the U.S. Government or its agencies.

DECLINING INTEREST RATES. A decline in prevailing U.S. interest rates could materially increase the opportunity costs. Any such decline would increase the present value of the Guarantee, potentially causing the Series to allocate all or substantially all of the Series' assets to the Fixed Component in order to assure that such assets do not fall below the present value of the Guarantee.

FUTURES CONTRACTS. The Series may invest in futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. The Series uses futures for hedging purposes or to temporarily increase or limit exposure to a particular asset class.

The main risk with futures contracts is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual investment made in the futures contract.

                                                  ING GET U.S. Core Portfolio  5

RISKS OF USING DERIVATIVES. Certain securities in which the Series may invest, including futures contracts, are derivative instruments. In general terms, a derivative instrument is a financial contract whose value is derived, at least in part, from the performance of an underlying asset, interest rate, or index. If the issuer of a derivative does not pay the amount owed on the contract when due, the Series can lose money on the investment. The underlying investment on which the derivative is based, and the derivative itself, might not perform in the manner the Sub-Adviser expected, which could cause the Series' share price to decline. Markets underlying securities may move in a direction not anticipated by the Sub-Adviser, which may result in the Series' realizing a lower return than expected on an investment.

HOW THE SERIES HAS PERFORMED

Because the Series is new, it does not have return information an investor might find useful in evaluating the risks of investing in the Series.

WHAT YOU PAY TO INVEST

The table that follows shows operating expenses paid each year by the Series. The table does not reflect expenses or charges which are, or may be, imposed under your variable annuity contract. You will find details about these expenses and charges in the accompanying prospectus or other contract disclosure document.

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM THE SERIES ASSETS)(1)

                                                                              FEES
                                                                             WAIVED/
                                                               SERIES      REIMBURSED
                       MANAGEMENT   DISTRIBUTION    OTHER     OPERATING   BY INVESTMENT
                          FEES        FEES(2)      EXPENSES   EXPENSES     MANAGER(3)     NET EXPENSES
                       ----------   ------------   --------   ---------   -------------   ------------
ING GET U.S. Core
  Portfolio --
  Offering Period         0.25%         0.25%        0.15%      0.65%           --            0.65%
  Guarantee Period        0.60%         0.25%        0.15%      1.00%           --            1.00%

(1) This table shows the estimated operating expenses for the Series as a ratio of expenses to average daily net assets.

(2) Pursuant to a Plan of Distribution adopted by the Series under Rule 12b-1 under the 1940 Act, the Series pays ING Funds Distributor, LLC (the "Distributor") an annual fee of up to 0.25% of average daily net assets attributable to the Series' shares. The distribution fee may be used by the Distributor for the purpose of promoting the sale of the Series' shares and providing certain related services. For additional information, please see the SAI.


(3) ING Investments, LLC has entered into an expense limitation contract with the Series, under which it will limit expenses of the Series, excluding expenses such as interest, taxes, brokerage and extraordinary expenses, through December 31, 2005. The expense limit for the Portfolio is shown as "Net Expenses". Fee waiver and/or reimbursements by ING Investments, LLC may vary in order to achieve such contractually obligated "Net Expenses". The expense limitation agreements are contractual and shall renew automatically for one-year terms unless ING


 6 ING GET U.S. Core Portfolio

    Investments, LLC provides written notice of the termination of the investment management agreement.

EXAMPLE

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other variable product funds. THE EXAMPLES DO NOT REFLECT EXPENSES AND CHARGES WHICH ARE, OR MAY BE, IMPOSED UNDER YOUR VARIABLE ANNUITY CONTRACT. The example assumes that you invested $10,000, reinvested all your dividends, the Series earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.

                                                         1 YEAR*   3 YEARS*   5 YEARS*
                                                         -------   --------   --------
ING GET U.S. Core Portfolio                               $102       $318       $552


* ING Investments, LLC, is contractually obligated to waive fees and/or reimburse expenses through December 31, 2005. Therefore, all figures reflect this waiver/reimbursement for the first year only. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the investment management agreement.


OTHER CONSIDERATIONS

In addition to the principal investments, strategies and risks described above, the Series may also invest in other securities, engage in other practices, and be subject to additional risks, as discussed below and in the Statement of Additional Information (SAI).

Closing the Series. If the Series assets do not reach $100 million by the end of the Offering Period, or in the event of severe market volatility or adverse market conditions during the Offering Period, the Board reserves the right not to operate the Series in accordance with its investment objective. In that event, ING Aeltus will continue to invest the Series assets in short-term instruments and the insurance company will notify investors that the Series is being discontinued. Investors will have 45 days following the receipt of notice to transfer their money from the Series. If, at the end of the 45-day period, an investor does not make an election, his or her investment in the Series will be transferred to the series or funds designated by the insurance company.

MANAGEMENT OF THE SERIES

ING Investments, LLC (ING Investments), an Arizona limited liability company, serves as the investment adviser to the Series. ING Investments has overall responsibility for the management of the Series. ING Investments provides or oversees all investment advisory and portfolio management services for the Series, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Series, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.


Organized in December 1994, ING Investments is registered as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.


                                                  ING GET U.S. Core Portfolio  7

As of March 31, 2004 ING Investments managed over $35.4 billion in assets.


ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

For its services, ING Investments is entitled to receive an advisory fee as set forth below. The advisory fee is expressed as an annual rate based on average daily net assets of the Series.

U.S. Core Portfolio              Offering Period     0.25%
                                 Guarantee Period    0.60%

Sub-Adviser


ING Investments has engaged Aeltus Investment Management, Inc. (ING Aeltus), a Connecticut corporation, to serve as sub-adviser to the Series. In June 2004, ING Aeltus will change its name to ING Investment Management Co. ING Aeltus is responsible for managing the assets of the Series in accordance with its investment objective and policies, subject to oversight by ING Investments.



Founded in 1972, ING Aeltus is registered as an investment adviser. ING Aeltus is an indirect wholly-owned subsidiary of ING Groep N.V., and is an affiliate of ING Investments. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.



As of March 31, 2004 ING Aeltus managed over $53.48 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.


Portfolio Management

Asset Allocation. Mary Ann Fernandez, Senior Vice President, ING Aeltus, is responsible for overseeing the overall strategy of the Series and the allocation of the Series' assets between the Equity and Fixed Components. Ms. Fernandez joined ING Aeltus in 1996 as Vice President of product development and is currently serving as a Portfolio Specialist, assisting in the management and marketing of certain equity strategies managed by ING Aeltus.

The following people are primarily responsible for the day-to-day management of the Series:

Equity Component. The Equity Component is managed by Hugh T.M. Whelan and Douglas Cote.

Mr. Whelan, Portfolio Manager, ING Aeltus, has been serving as a quantitative equity analyst since 1999. Previously, Mr. Whelan was a quantitative portfolio manager in ING Aeltus' fixed income group, specializing in corporate securities.

Mr. Cote, Portfolio Manager, ING Aeltus, has been serving as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing applications for ING Aeltus' equity department.

Fixed Component. The Fixed Component is managed by a team of fixed-income specialists led by James B. Kauffmann. Mr. Kauffmann joined ING Groep N.V. in 1996 and has over 17 years of experience. Prior to joining ING Groep N.V. he spent four years at Alfa Investments Inc., where he was senior fixed income portfolio manager. Additionally, he has worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.

 8 ING GET U.S. Core Portfolio

INVESTMENTS IN, AND EXCHANGES AND REDEMPTIONS FROM, THE SERIES


Frequent Trading -- Market Timing. The Fund and the Series are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Series. Shares of the Series are primarily sold through omnibus account arrangements with financial intermediaries, such as insurance companies, retirement plans, record-keepers, and trusts. The Fund reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including orders that have been accepted by a financial intermediary, that the Fund determines not to be in the best interest of the Fund.



Omnibus accounts generally do not identify customers' trading activity to the Fund on an individual basis. The ability of the Fund to monitor exchanges made by the underlying shareholders in omnibus accounts maintained by financial intermediaries, therefore, is severely limited. Consequently, the Fund must rely on the financial intermediary to monitor frequent, short-term trading within a Fund by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary for their policies regarding frequent, short-term trading. The Fund seeks assurances from the financial intermediary that it has procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the Fund will be able to identify individual shareholders who may be making frequent, short-term trades or curtail their trading activity.



The Fund has a policy of discouraging market timing or frequent, short-term trading in any account, including a variable insurance or retirement plan account. The Fund believes that such activity is not in the best interest of the Fund or the Series' shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Fund's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance.



Although the policies described above that are followed by omnibus account arrangements and the Fund are designed to discourage frequent, short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in the Fund will occur. Moreover, the Fund is often required to make decisions that are inherently subjective. The Fund strives to make these decisions to the best of its abilities in a manner that it believes is in the best interest of shareholders.


Please refer to the documents pertaining to the variable annuity contract for information on how to direct investments in or redemptions from (including making exchanges into or out of) the Series and any fees that may apply, and what your options are on the Maturity Date.

12b-1 Plan. Shares of the Series are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution Plan, ING Funds Distributor, LLC, the Series' principal underwriter, is paid an annual distribution fee at the rate of 0.25% of the average daily net assets of the shares of the Series. The distribution fee may be

                                                  ING GET U.S. Core Portfolio  9
used to cover expenses incurred in promoting the sale of the Series' shares and providing certain related services. ING Funds Distributor, LLC may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates. Because these fees are paid out on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Orders for the purchase or redemption of Series shares that are received before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) are effected at the net asset value (NAV) per share determined that day, as described below. The insurance company has been designated an agent of the Series for receipt of purchase and redemption orders. Therefore, receipt of an order by the insurance company constitutes receipt by the Series, provided that the Series receives notice of the orders by 9:30 a.m. eastern time the next day on which the New York Stock Exchange is open for trading.


Net Asset Value. The NAV per share for each Series of the Fund is determined each business day as of the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern Time). The Fund is open for business every day the NYSE is open. The NYSE is closed on all weekends and on national holidays and Good Friday. Fund shares will not be priced on those days. The NAV per share of each Series of the Fund is calculated by taking the value of the Fund's assets attributable to that Series, subtracting the Fund's liabilities attributable to that Series, and dividing by the number of shares of that Series that are outstanding.



In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from independent pricing services.



Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Fund's NAV is not calculated. As a result, the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.



When market quotations are not readily available or are deemed unreliable, the Adviser may determine a fair value for the security in accordance with procedures adopted by the Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:



       - Foreign securities, where an event occurs after the close of the foreign market on which such security principally trades, but before the close of the NYSE, that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable;



       - Securities of an issuer that has entered into a restructuring;



       - Securities whose trading has been halted or suspended;



       - Fixed-income securities that have gone into default and for which there is no current market value quotation; and


 10 ING GET U.S. Core Portfolio

       - Securities that are restricted as to transfer or resale.



The Fund or Adviser may rely on the recommendations of a fair value pricing service approved by the Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Fund's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.


Maturity Date. Before the Maturity Date, the insurance company will send a notice to Contractholders or Participants who have amounts in the Series to remind them that the Maturity Date is approaching and to choose other investment options into which Series amounts will be transferred to at the close of business on the Maturity Date. If investors do not make a choice, at the close of business on the Maturity Date the insurance company will transfer Series amounts to funds designated by the insurance company.

TAX INFORMATION

The Series intends to qualify as a regulated investment company by satisfying the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (Code), including requirements with respect to diversification of assets, distribution of income and sources of income. As a regulated investment company, the Series generally will not be subject to tax on its ordinary income and net realized capital gains.

The Series also intends to comply with the diversification requirements of
Section 817(h) of the Code for those investors who acquire shares through variable annuity contracts so that those contract owners should not be subject to federal tax on distributions from the Series to the separate accounts. Contract owners should review their contract prospectus, prospectus summary or disclosure statement for information regarding the personal tax consequences of purchasing a contract.

Dividends and Distributions. Dividends and capital gains distributions, if any, are paid on an annual basis around the end of the calendar year. To comply with federal tax regulations, the Series may also pay an additional capital gains distribution, usually in June. Dividends and distributions are automatically reinvested at net asset value in shares of the Series.

ADDITIONAL INFORMATION


The SAI, which is incorporated by reference into this Prospectus, contains additional information about the Series and the Fund generally. A description of the Fund's policies and procedures regarding the disclosure of the Fund's portfolio securities is available in the SAI. Additional information about the Series also will be available in the Series' annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Series performance during its last fiscal year.


                                                 ING GET U.S. Core Portfolio  11

You may request free of charge the current SAI, annual and semi-annual reports or other information about the Series, by calling 1-800-531-4547 or writing to:

                          ING GET U.S. Core Portfolio
                                 P.O. Box 9271
                           Des Moines, IA 50306-9271

The SEC also makes available to the public reports and information about the Series. Certain reports and information, including the SAI, are available on the EDGAR Database on the SEC's website (http://www.sec.gov) or at the SEC's public reference room in Washington, D.C. You may call 1-202-942-8090 to get information about the operations of the public reference room. You may obtain copies of reports and other information about the Series, after paying a duplicating fee, by sending an e-mail request to: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                    Investment Company Act File No. 811-9477


                                                              132369

                                                                PRO.GETUS Core-5

 12 ING GET U.S. Core Portfolio

                          ING GET U.S. CORE PORTFOLIO
                                    SERIES 6
                                   PROSPECTUS
                              [            ], 2004

ING Variable Insurance Trust (Fund) is an open-end investment company authorized to issue multiple portfolios. This prospectus offers shares of ING GET U.S. Core Portfolio Series 6 (Series). Series 6 shares will be offered from September 10, 2004 through December 9, 2004. The Series is a funding option under certain variable annuity contracts.

This prospectus contains important information about investing in ING GET U.S. Core Portfolio Series 6. You should read it carefully before you invest, and keep it for future reference. Please note that your investment is not a bank deposit, is not guaranteed by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency and is affected by market fluctuations. There is no guarantee that the Series will achieve its objective. As with all mutual funds, the U.S. Securities and Exchange Commission
(SEC) has not approved or disapproved these securities nor has the SEC judged whether the information in this prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

132370
PRO.GETUSCORE-6

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
  RISKS.....................................................    1
WHAT YOU PAY TO INVEST......................................    6
OTHER CONSIDERATIONS........................................    7
MANAGEMENT OF THE SERIES....................................    7
INVESTMENTS IN, EXCHANGES AND REDEMPTIONS FROM THE SERIES...    9
TAX INFORMATION.............................................   11
ADDITIONAL INFORMATION......................................   11

        INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Shares of the Series are offered to insurance company separate accounts that fund variable annuity contracts. The Series has both an Offering Period and a Guarantee Period. The only time investors can invest in the Series is during the OFFERING PERIOD. The Offering Period will run from September 10, 2004 through December 9, 2004. During the Offering Period, all assets of the Series will be invested exclusively in short-term instruments.


Once the Offering Period terminates, the Guarantee Period begins. The GUARANTEE PERIOD will run from [December 10, 2004 through December 9, 2011] (Maturity
Date). During the Guarantee Period all assets will be invested in accordance with the investment objective and strategies described below.


The insurance company offering a variable annuity contract with an option to allocate premiums to this Series guarantees Contractholders and Participants that on the Maturity Date they will receive no less than the value of their separate account investment directed to the Series as of the last day of the Offering Period, adjusted for certain charges (GUARANTEE). For purposes of determining the Guarantee, all dividends and distributions made by the Series, throughout the Guarantee Period, must be reinvested to ensure that the value of the investment on the date of Maturity is the same as the value on the last day of the Offering Period. Amounts withdrawn prior to the Maturity Date are not subject to the Guarantee. Please refer to the contract prospectus, prospectus summary or disclosure statement for more information about the Guarantee.

SHARES OF THE SERIES WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE SERIES IF YOU REDEEM SHARES PRIOR TO THE MATURITY DATE. THERE IS NO GUARANTEE THAT THE SERIES WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

INVESTMENT OBJECTIVE. The Series seeks to achieve maximum total return and minimal exposure of the Series assets to a market value loss by participating, to the extent possible, in favorable equity market performance during the Guarantee Period.

PRINCIPAL INVESTMENT STRATEGIES. The Series invests at least 80% of its assets in equities and fixed income securities issued by U.S. companies or the U.S. Government or its agencies. The Series will provide 60 days' prior written notice of any change in this investment strategy. The Series will not implement an "investment strategy" in any conventional sense. Rather, the Series' asset allocation strategy seeks to optimize the exposure of the Series to the Equity Component while protecting Series assets. Assets allocated to the Equity Component may be reduced or eliminated in order to conserve assets at a level equal to or above the present value of the Guarantee. The Series allocates its assets among the following asset classes:

       - During the Offering Period, the Series' assets will be invested in short-term instruments.

                                                  ING GET U.S. Core Portfolio  1

       - During the Guarantee Period, the Series' assets will be allocated between the:

            - EQUITY COMPONENT, consisting of common stocks included in the
              Standard and Poor's 500 Composite Stock Price Index (S&P 500), futures contracts on the S&P 500, and when the Equity Component's market value is $5 million or less, investments in exchange traded funds (ETFs) that can reasonably be expected to have at least a 95% correlation ratio with the S&P 500, in S&P 500 futures, or in a combination of S&P 500 futures and ETFs, subject to any limitation on the Series' investments in such securities; and the

            - FIXED COMPONENT, consisting primarily of short- to
              intermediate-duration U.S. Government securities.

The Series' asset allocation strategy is implemented by allocating assets appropriately to the Equity Component and to the Fixed Component to optimize exposure to the Equity Component while attempting to control the risk that an insurance company will be required to make payment under the Guarantee. Consequently, there can be no assurance as to the percentage of assets, if any, allocated to the Equity Component, even when the equity market is doing well, or as to any investment returns generated by the Series.


ASSET ALLOCATION ING Investment Management Co. ("INGIM" or "Sub-Adviser"), formerly known as Aeltus Investment Management, Inc., the Sub-Adviser to the Series, uses a proprietary computer model to determine on a daily basis the percentage of assets allocated to the Equity Component and to the Fixed Component. The model evaluates a number of factors, including the then current market value of the Series, the then prevailing level of interest rates, equity market volatility, the Series' total annual expenses, insurance company separate account expenses, and the Maturity Date. The model determines the initial allocation between the Equity Component and the Fixed Component on the first day of the Guarantee Period. After the first day, the model provides direction for any reallocations on a daily basis so that the allocation to the Equity Component or the Fixed Component may increase or decrease from the initial proportions. Generally, as the value of the Equity Component rises, more assets are allocated to the Equity Component; as the value of the Equity Component declines, more assets are allocated to the Fixed Component. The amount directed to the Equity Component is always restricted so that if it were to experience a "material decline" in value on a given day and before being redirected to the Fixed Component, the remaining assets would still be sufficient to meet the Guarantee. At the commencement of the Guarantee Period, the Series will define a "material decline" in value as a decline in the value of the Equity Component of at least 20% but no more than 30%. In the event the Series defines the "material decline" at 20%, more assets will likely be allocated to the Equity Component than if the "material decline" is defined at 30%. In addition, if a material decline is defined at 20%, rather than 30%, it is more likely that reallocations to the Fixed Component would occur when the value of the Equity Component declines. The allocation to the Equity Component or the Fixed Component may be zero under certain circumstances.


EQUITY COMPONENT The Equity Component will be managed by the Sub-Adviser to the Series, subject to oversight by ING Investments, LLC ("ING Investments" or "Adviser"). In ordinary circumstances, the Sub-Adviser invests at least 80% of the Equity Component's net assets in stocks included in the S&P 500, although the weightings of

 2 ING GET U.S. Core Portfolio
the stocks will vary somewhat from their respective weightings in the S&P 500, as described below. The S&P 500 is a stock market index comprised of common stocks of 500 of the largest publicly traded companies in the U.S. selected by Standard and Poor's Corporation (S&P).

The Sub-Adviser manages the Equity Component by overweighting those stocks that it believes will outperform the S&P 500 and underweighting (or avoiding altogether) those stocks that it believes will underperform the S&P 500 ("enhanced index strategy"). Stocks that the Sub-Adviser believes are likely to match the performance of the S&P 500 are generally invested in proportion to their representation in the index. To determine which stocks to weight more or less heavily, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. It is expected that at any one time the Equity Component will hold 400 stocks and generally will hold between 400 and 450 stocks included in the S&P 500. Although the Equity Component will not hold all of the stocks in the S&P 500, the Sub-Adviser expects that there will be a close correlation between the performance of the Equity Component and that of the S&P 500 in both rising and falling markets.


Under normal market conditions, up to 20% of the Equity Component's net assets may be invested in futures contracts for hedging purposes or to maintain liquidity to meet shareholder redemptions and minimize trading costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. During the Guarantee Period, the Series may only invest in futures contracts on the S&P 500 and futures contracts on U.S. Treasury securities.


In the event that the Equity Component's market value is $5 Million or less, in order to replicate investment in stocks listed on the S&P 500, the Sub-Adviser may invest the entire amount of the Equity Component's assets in S&P 500 futures, in exchange traded funds (ETFs), or in a combination of S&P 500 futures and ETFs, subject to any limitation on the Series' investments in such securities. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. In this event, the Sub-Adviser will not employ an enhanced index strategy.

FIXED COMPONENT The Sub-Adviser seeks to select investments for the Fixed Component with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds which mature within three months of the Maturity Date. Generally, at least 55% of the Fixed Component will consist of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The Fixed Component may also consist of mortgage backed securities (including commercial mortgage backed securities) which are rated AAA or Aaa at the time of purchase by Moody's Investors Service, Inc. (Moody's) or S&P, respectively, and corporate obligations which are rated at the time of purchase A- or higher by S&P and/or Aa3 or higher by Moody's. The Fixed Component may also include U.S. Treasury futures and money market instruments.

                                                  ING GET U.S. Core Portfolio  3

Principal Risks. The principal risks of investing in the Series include all of the following:

ALLOCATION RISK: If at the inception of, or any time during, the Guarantee Period interest rates are low, the Series' assets may be largely invested in the Fixed Component in order to reduce the risk of market loss, which will decrease the likelihood that an insurance company would be required to make any payment under the Guarantee. The effect of low interest rates on the Series would likely be more pronounced at the inception of the Guarantee Period, as the initial allocation of assets would include more fixed income securities. In addition, if during the Guarantee Period the equity markets experienced a major decline, the Series' assets may become largely invested in the Fixed Component. In fact, if the value of the Equity Component were to decline by a significant amount, a complete reallocation to the Fixed Component would likely occur. In the event of a reallocation of 100% of the assets to the Fixed Component, the Series would not subsequently reallocate any assets into the Equity Component prior to the Maturity Date. USE OF THE FIXED COMPONENT REDUCES THE SERIES' ABILITY TO PARTICIPATE AS FULLY IN UPWARD EQUITY MARKET MOVEMENTS, COMPARED TO A PORTFOLIO THAT IS FULLY INVESTED IN EQUITIES AND THEREFORE REPRESENTS SOME LOSS OF OPPORTUNITY, OR OPPORTUNITY COST, COMPARED TO A PORTFOLIO THAT IS FULLY INVESTED IN EQUITIES.

ACTIVE ASSET ALLOCATION MAY UNDERPERFORM STATIC STRATEGIES. An active asset allocation strategy such as that followed by the Series may underperform a more static strategy due to the impact of transaction costs. The asset allocation process results in transaction costs from the purchase and sale of securities. Volatile periods in the market may increase these costs. High transaction costs may have an adverse effect on the performance of the Series.

OPPORTUNITY COSTS. There are significant opportunity costs associated with an investment in the Series. The Series may allocate a substantial portion, and under certain circumstances all, of the Series' assets to the Fixed Component in order to reduce the risk of market loss, which will conserve Series assets to a level equal to or above the present value of the Guarantee.

Initially, if interest rates are low, the allocation to the Fixed Component may be over 70% of the Series assets. If the market value of the Equity Component rises, the percentage of the Series' assets allocated to the Equity Component generally will also rise. However, the relative volatility of these two Components, as well as the past performance of the Series will affect these allocations. For example, if the Series incurs early losses, the Series, may allocate 100% of the Series' assets to the Fixed Component for the entire Guarantee Period, irrespective of the subsequent upward movements in the equity markets and/or the Equity Component.

The extent to which the Series participates in upward movements in the Equity Component during the Guarantee Period will depend on the performance of the Series, the performance and volatility of the Fixed and Equity Components, interest rates, expenses of the Series and the separate account under the variable annuity contract, and other factors. The Series might capture a material portion, very little or none of any Equity Component increase.

It is possible that on the Maturity Date, a Contractholder or Participant could receive only the guaranteed amount even though the equity markets, as well as the Equity Component, has had significant positive performance during the Guarantee Period.

 4 ING GET U.S. Core Portfolio

WORSE CASE SCENARIOS FOR THE SERIES' EQUITY PARTICIPATION. The opportunity cost of not allocating assets to the Equity Component will be particularly high if early in the Guarantee Period: (a) the Series' NAV decreases; or (b) the value of the Equity Component declines. In either case, all or substantially all of the Series' assets could be allocated to the Fixed Component for the remainder of the Guarantee Period.

IMPACT OF ANNUITY CHARGES AND OTHER EXPENSES. Contractholders and Participants with interests in the Series through separate accounts are not subject to identical separate account charges. In its proprietary computer model, the Sub-Adviser uses an expense factor designed to have the Series produce a return which may cover some portion of these charges. The expense factor will be determined at the inception of the Guarantee Period. If the expense factor is set to cover the higher charges, the initial asset allocation to the Equity Component will be lower. Accordingly, the level of the expense factor chosen by the Series may represent a greater opportunity cost to Contractholders and Participants with lower separate account charges. Regardless of where the expense factor is set, it will not affect the Guarantee payable by the insurance company.

STOCK AND BOND INVESTMENTS. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The performance of the Equity Component also depends significantly on the managers' skill in determining which securities to overweight, underweight or avoid altogether.

The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. The market prices of STRIPS generally are more volatile than the market prices of other fixed income securities with similar maturities that pay interest periodically. With corporate bonds, there is a risk that the issuer will default on the payment of principal or interest. With mortgage backed securities, there is a risk of prepayment of the underlying mortgage. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Series may have to reinvest the proceeds of prepayments at lower yields. In addition, with credit risk, the Series could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. The Fixed Component of this Series is subject to less credit risk than other funds because it principally invests in debt securities issued or guaranteed by the U.S. Government or its agencies.

DECLINING INTEREST RATES. A decline in prevailing U.S. interest rates could materially increase the opportunity costs. Any such decline would increase the present value of the Guarantee, potentially causing the Series to allocate all or substantially all of the Series' assets to the Fixed Component in order to assure that such assets do not fall below the present value of the Guarantee.

FUTURES CONTRACTS. The Series may invest in futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. The Series uses futures for hedging purposes or to temporarily increase or limit exposure to a particular asset class.

The main risk with futures contracts is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual investment made in the futures contract.

                                                  ING GET U.S. Core Portfolio  5

RISKS OF USING DERIVATIVES. Certain securities in which the Series may invest, including futures contracts, are derivative instruments. In general terms, a derivative instrument is a financial contract whose value is derived, at least in part, from the performance of an underlying asset, interest rate, or index. If the issuer of a derivative does not pay the amount owed on the contract when due, the Series can lose money on the investment. The underlying investment on which the derivative is based, and the derivative itself, might not perform in the manner the Sub-Adviser expected, which could cause the Series' share price to decline. Markets underlying securities may move in a direction not anticipated by the Sub-Adviser, which may result in the Series' realizing a lower return than expected on an investment.

HOW THE SERIES HAS PERFORMED

Because the Series is new, it does not have return information an investor might find useful in evaluating the risks of investing in the Series.

WHAT YOU PAY TO INVEST

The table that follows shows operating expenses paid each year by the Series. The table does not reflect expenses or charges which are, or may be, imposed under your variable annuity contract. You will find details about these expenses and charges in the accompanying prospectus or other contract disclosure document.

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM THE SERIES ASSETS)(1)

                                                                              FEES
                                                                             WAIVED/
                                                               SERIES      REIMBURSED
                       MANAGEMENT   DISTRIBUTION    OTHER     OPERATING   BY INVESTMENT
                          FEES        FEES(2)      EXPENSES   EXPENSES     MANAGER(3)     NET EXPENSES
                       ----------   ------------   --------   ---------   -------------   ------------
ING GET U.S. Core
  Portfolio --
  Offering Period         0.25%         0.25%        0.15%      0.65%           --            0.65%
  Guarantee Period        0.60%         0.25%        0.15%      1.00%           --            1.00%

(1) This table shows the estimated operating expenses for the Series as a ratio of expenses to average daily net assets.

(2) Pursuant to a Plan of Distribution adopted by the Series under Rule 12b-1 under the 1940 Act, the Series pays ING Funds Distributor, LLC (the "Distributor") an annual fee of up to 0.25% of average daily net assets attributable to the Series' shares. The distribution fee may be used by the Distributor for the purpose of promoting the sale of the Series' shares and providing certain related services. For additional information, please see the SAI.


(3) ING Investments, LLC has entered into an expense limitation contract with the Series, under which it will limit expenses of the Series, excluding expenses such as interest, taxes, brokerage and extraordinary expenses, through December 31, 2005. The expense limit for the Portfolio is shown as "Net Expenses". Fee waiver and/or reimbursements by ING Investments, LLC may vary in order to achieve such contractually obligated "Net Expenses". The expense limitation agreements are contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the investment management agreement.


 6 ING GET U.S. Core Portfolio

EXAMPLE

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other variable product funds. THE EXAMPLES DO NOT REFLECT EXPENSES AND CHARGES WHICH ARE, OR MAY BE, IMPOSED UNDER YOUR VARIABLE ANNUITY CONTRACT. The example assumes that you invested $10,000, reinvested all your dividends, the Series earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.

                                                         1 YEAR*   3 YEARS*   5 YEARS*
                                                         -------   --------   --------
ING GET U.S. Core Portfolio                               $102       $318       $552


* ING Investments, LLC, is contractually obligated to waive fees and/or reimburse expenses through December 31, 2005. Therefore, all figures reflect this waiver/reimbursement for the first year only. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the investment management agreement.


OTHER CONSIDERATIONS

In addition to the principal investments, strategies and risks described above, the Series may also invest in other securities, engage in other practices, and be subject to additional risks, as discussed below and in the Statement of Additional Information (SAI).


Closing the Series. If the Series assets do not reach $100 million by the end of the Offering Period, or in the event of severe market volatility or adverse market conditions during the Offering Period, the Board reserves the right not to operate the Series in accordance with its investment objective. In that event, INGIM will continue to invest the Series assets in short-term instruments and the insurance company will notify investors that the Series is being discontinued. Investors will have 45 days following the receipt of notice to transfer their money from the Series. If, at the end of the 45-day period, an investor does not make an election, his or her investment in the Series will be transferred to the series or funds designated by the insurance company.


MANAGEMENT OF THE SERIES

ING Investments, LLC (ING Investments), an Arizona limited liability company, serves as the investment adviser to the Series. ING Investments has overall responsibility for the management of the Series. ING Investments provides or oversees all investment advisory and portfolio management services for the Series, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Series, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.


Organized in December 1994, ING Investments is registered as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.


As of [           ], 2004 ING Investments managed over $[     ] billion in
assets.

                                                  ING GET U.S. Core Portfolio  7

ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

For its services, ING Investments is entitled to receive an advisory fee as set forth below. The advisory fee is expressed as an annual rate based on average daily net assets of the Series.

U.S. Core Portfolio              Offering Period     0.25%
                                 Guarantee Period    0.60%

Sub-Adviser


ING Investments has engaged ING Investment Management Co. (INGIM), a Connecticut corporation, formerly known as Aeltus Investment Management, Inc., to serve as sub-adviser to the Series. INGIM is responsible for managing the assets of the Series in accordance with its investment objective and policies, subject to oversight by ING Investments.



Founded in 1972, INGIM is registered as an investment adviser. INGIM is an indirect wholly owned subsidiary of ING Groep N.V., and is an affiliate of ING Investments. INGIM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.



As of [           ], 2004 INGIM managed over $[     ] billion in assets. Its
principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.


Portfolio Management


Asset Allocation. Mary Ann Fernandez, Senior Vice President, INGIM, is responsible for overseeing the overall strategy of the Series and the allocation of the Series' assets between the Equity and Fixed Components. Ms. Fernandez joined INGIM in 1996 as Vice President of product development and is currently serving as a Portfolio Specialist, assisting in the management and marketing of certain equity strategies managed by INGIM.


The following people are primarily responsible for the day-to-day management of the Series:

Equity Component. The Equity Component is managed by Hugh T.M. Whelan and Douglas Cote.


Mr. Whelan, Portfolio Manager, INGIM, has been serving as a quantitative equity analyst since 1999. Previously, Mr. Whelan was a quantitative portfolio manager in INGIM's fixed income group, specializing in corporate securities.



Mr. Cote, Portfolio Manager, INGIM, has been serving as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing applications for INGIM's equity department.


Fixed Component. The Fixed Component is managed by a team of fixed-income specialists led by James B. Kauffmann. Mr. Kauffmann joined ING Groep N.V. in 1996 and has over 17 years of experience. Prior to joining ING Groep N.V. he spent four years at Alfa Investments Inc., where he was senior fixed income portfolio manager. Additionally, he has worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.

 8 ING GET U.S. Core Portfolio

INVESTMENTS IN, AND EXCHANGES AND REDEMPTIONS FROM, THE SERIES


Frequent Trading -- Market Timing. The Fund and the Series are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Series. Shares of the Series are primarily sold through omnibus account arrangements with financial intermediaries, such as insurance companies, retirement plans, record-keepers, and trusts. The Fund reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including orders that have been accepted by a financial intermediary, that the Fund determines not to be in the best interest of the Fund.



Omnibus accounts generally do not identify customers' trading activity to the Fund on an individual basis. The ability of the Fund to monitor exchanges made by the underlying shareholders in omnibus accounts maintained by financial intermediaries, therefore, is severely limited. Consequently, the Fund must rely on the financial intermediary to monitor frequent, short-term trading within a Fund by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary for their policies regarding frequent, short-term trading. The Fund seeks assurances from the financial intermediary that it has procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the Fund will be able to identify individual shareholders who may be making frequent, short-term trades or curtail their trading activity.



The Fund has a policy of discouraging market timing or frequent, short-term trading in any account, including a variable insurance or retirement plan account. The Fund believes that such activity is not in the best interest of the Fund or the Series' shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Fund's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance.



Although the policies described above that are followed by omnibus account arrangements and the Fund are designed to discourage frequent, short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in the Fund will occur. Moreover, the Fund is often required to make decisions that are inherently subjective. The Fund strives to make these decisions to the best of its abilities in a manner that it believes is in the best interest of shareholders.


Please refer to the documents pertaining to the variable annuity contract for information on how to direct investments in or redemptions from (including making exchanges into or out of) the Series and any fees that may apply, and what your options are on the Maturity Date.

12b-1 Plan. Shares of the Series are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution Plan, ING Funds Distributor, LLC, the Series' principal underwriter, is paid an annual distribution fee at the rate of 0.25% of the average daily net assets of the shares of the Series. The distribution fee may be

                                                  ING GET U.S. Core Portfolio  9
used to cover expenses incurred in promoting the sale of the Series' shares and providing certain related services. ING Funds Distributor, LLC may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates. Because these fees are paid out on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Orders for the purchase or redemption of Series shares that are received before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) are effected at the net asset value (NAV) per share determined that day, as described below. The insurance company has been designated an agent of the Series for receipt of purchase and redemption orders. Therefore, receipt of an order by the insurance company constitutes receipt by the Series, provided that the Series receives notice of the orders by 9:30 a.m. eastern time the next day on which the New York Stock Exchange is open for trading.


Net Asset Value. The NAV per share for each Series of the Fund is determined each business day as of the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern Time). The Fund is open for business every day the NYSE is open. The NYSE is closed on all weekends and on national holidays and Good Friday. Fund shares will not be priced on those days. The NAV per share of each Series of the Fund is calculated by taking the value of the Fund's assets attributable to that Series, subtracting the Fund's liabilities attributable to that Series, and dividing by the number of shares of that Series that are outstanding.



In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from independent pricing services.



Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Fund's NAV is not calculated. As a result, the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.



When market quotations are not readily available or are deemed unreliable, the Adviser may determine a fair value for the security in accordance with procedures adopted by the Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:



       - Foreign securities, where an event occurs after the close of the foreign market on which such security principally trades, but before the close of the NYSE, that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable;



       - Securities of an issuer that has entered into a restructuring;



       - Securities whose trading has been halted or suspended;


 10 ING GET U.S. Core Portfolio

       - Fixed-income securities that have gone into default and for which there is no current market value quotation; and



       - Securities that are restricted as to transfer or resale.



The Fund or Adviser may rely on the recommendations of a fair value pricing service approved by the Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Fund's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.


Maturity Date. Before the Maturity Date, the insurance company will send a notice to Contractholders or Participants who have amounts in the Series to remind them that the Maturity Date is approaching and to choose other investment options into which Series amounts will be transferred to at the close of business on the Maturity Date. If investors do not make a choice, at the close of business on the Maturity Date the insurance company will transfer Series amounts to funds designated by the insurance company.

TAX INFORMATION

The Series intends to qualify as a regulated investment company by satisfying the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (Code), including requirements with respect to diversification of assets, distribution of income and sources of income. As a regulated investment company, the Series generally will not be subject to tax on its ordinary income and net realized capital gains.

The Series also intends to comply with the diversification requirements of
Section 817(h) of the Code for those investors who acquire shares through variable annuity contracts so that those contract owners should not be subject to federal tax on distributions from the Series to the separate accounts. Contract owners should review their contract prospectus, prospectus summary or disclosure statement for information regarding the personal tax consequences of purchasing a contract.

Dividends and Distributions. Dividends and capital gains distributions, if any, are paid on an annual basis around the end of the calendar year. To comply with federal tax regulations, the Series may also pay an additional capital gains distribution, usually in June. Dividends and distributions are automatically reinvested at net asset value in shares of the Series.

ADDITIONAL INFORMATION


The SAI, which is incorporated by reference into this Prospectus, contains additional information about the Series and the Fund generally. A description of the Fund's policies and procedures regarding the disclosure of the Fund's portfolio securities is available in the SAI. Additional information about the Series also will be available in the Series' annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Series performance during its last fiscal year.


                                                 ING GET U.S. Core Portfolio  11

You may request free of charge the current SAI, annual and semi-annual reports or other information about the Series, by calling 1-800-531-4547 or writing to:

                          ING GET U.S. Core Portfolio
                                 P.O. Box 9271
                           Des Moines, IA 50306-9271

The SEC also makes available to the public reports and information about the Series. Certain reports and information, including the SAI, are available on the EDGAR Database on the SEC's website (http://www.sec.gov) or at the SEC's public reference room in Washington, D.C. You may call 1-202-942-8090 to get information about the operations of the public reference room. You may obtain copies of reports and other information about the Series, after paying a duplicating fee, by sending an e-mail request to: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                    Investment Company Act File No. 811-9477


                                                              132370

                                                                PRO.GETUS Core-6

 12 ING GET U.S. Core Portfolio

                          ING GET U.S. CORE PORTFOLIO


                                    SERIES 5



             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 28, 2004



This Statement of Additional Information (Statement) is not a Prospectus and should be read in conjunction with the current Prospectus for ING GET U.S. Core Portfolio (Portfolio), Series 5 (Series). Capitalized terms not defined herein are used as defined in the Prospectus. The Offering Period for Series 5 begins on June 11, 2004 and continues through September 9, 2004. ING Variable Insurance Trust (the "Fund") is authorized to issue multiple series of shares, each representing a diversified portfolio of investments with different investment objectives, policies and restrictions. This Statement applies to the Series.



A free copy of the Series 5 Prospectus is available upon request by writing to the Portfolio at: P.O. Box 9271, Des Moines, IA 50306-9271, or by calling (800) 531-4547.



                                TABLE OF CONTENTS

GENERAL INFORMATION..........................................................      1
INVESTMENT OBJECTIVE AND RESTRICTIONS........................................      2
INVESTMENT TECHNIQUES AND RISK FACTORS.......................................      3
OTHER CONSIDERATIONS.........................................................      8
THE ASSET ALLOCATION PROCESS.................................................      8
MANAGEMENT OF THE PORTFOLIO..................................................      9
TRUSTEE OWNERSHIP OF SECURITIES..............................................     17
COMPENSATION OF TRUSTEES.....................................................     18
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS...................................     18
INVESTMENT ADVISORY AGREEMENT................................................     18
THE SUBADVISORY AGREEMENT....................................................     19
ADMINISTRATIVE SERVICES AGREEMENT............................................     19
EXPENSE LIMITATION AGREEMENT.................................................     20
CUSTODIAN....................................................................     20
TRANSFER AGENT...............................................................     20
INDEPENDENT AUDITORS.........................................................     20
PRINCIPAL UNDERWRITER........................................................     20
DISTRIBUTION SERVICING ARRANGEMENTS..........................................     21
DISCLOSURE OF THE FUND'S PORTFOLIO SECURITIES................................     21
BROKERAGE ALLOCATION AND TRADING POLICIES....................................     21
PURCHASE AND REDEMPTION OF SHARES............................................     22
PROXY VOTING PROCEDURES......................................................
NET ASSET VALUE..............................................................     23
TAX STATUS...................................................................     23
PERFORMANCE INFORMATION......................................................     24



                               GENERAL INFORMATION

On April 5, 2002, the name of the Fund was changed from Pilgrim Variable Insurance Trust Fund to ING Variable Insurance Trust.


Organization. ING Variable Insurance Trust is an open-end management investment company organized as a Delaware business trust on the 15th day of July 1999. Although the Fund currently offers multiple portfolios, this SAI applies only to ING GET U.S. Core Portfolio, Series 5.


Voting Rights. Shareholders of the Series are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of the Board (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. Investors who select the Series for investment through their variable annuity contract) are not the shareholders of the Portfolio. The insurance companies that issue the separate accounts are the true shareholders, but generally pass through voting to investors as described in the prospectus for the applicable Contract.

                      INVESTMENT OBJECTIVE AND RESTRICTIONS


The investment objective for the Series is to achieve maximum total return and minimal exposure of the Series assets to a market value loss by participating, to the extent possible, in favorable equity market performance during the Guarantee Period. The Series will pursue its objective during a specified [seven year period,] the "Guarantee Period," from [September 10, 2004 through September 9, 2011] for Series 5 (Maturity Date). In seeking to achieve its investment objective, the Series has adopted the following restrictions which are matters of fundamental policy and cannot be changed without approval by the holders of the lesser of: (i) 67% of the shares of the Series present or represented at a shareholders' meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Series.


As a matter of fundamental policy, the Series will not:

            (1) Borrow money, except that (a) the Series may enter into certain futures contracts and options related thereto; (b) the Series may enter into commitments to purchase securities in accordance with the Series' investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (c) the Series may borrow money for temporary or emergency purposes in amounts not exceeding 15% of the value of its total assets at the time when the loan is made; and (d) for purposes of leveraging, the Series may borrow money from banks (including its custodian bank) only if, immediately after such borrowing, the value of the Series' assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If at any time the value of the Series' assets fails to meet the 300% coverage requirement relative only to leveraging, the Series shall, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test.

            (2) Act as an underwriter of securities except to the extent that, in connection with the disposition of securities by the Series for its portfolio, the Series or the Fund may be deemed to be an underwriter under the provisions of the 1933 Act.

            (3) Purchase real estate, interests in real estate or real estate limited partnership interests except that, to the extent appropriate under its investment program, the Series may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein.

            (4) Make loans, except that, to the extent appropriate under its investment program, the Series may purchase bonds, debentures or other debt securities, including short-term obligations and enter into repurchase transactions.

            (5) Invest in commodity contracts, except that the Series may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities; may enter into futures contracts and related options, may engage in transactions on a when-issued or forward commitment basis.

            (6) Alter, amend or modify either the Investment Objective or the Principal Investment Strategies of the Series, as described in the Prospectus.

            (7) With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer excluding securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or purchase more than 10% of the outstanding voting securities of any issuer.

            (8) Concentrate its investments in any one industry except that the Series may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. For purposes of this restriction, finance companies will be classified as separate industries according to the end users of their services, such as automobile finance, computer finance and consumer finance. This limitation will not apply to securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities.

Where the Series' investment objective or policy restricts it to holding or investing a specified percentage of its assets in any type of instrument, that percentage is measured at the time of purchase. There will be no violation of any investment policy or restriction if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, in securities rating of the investment or any other change. With respect to fundamental policy number (8), industry classifications are determined in accordance with the classifications established by Standard & Poor's, a division of The McGraw-Hill Companies, (S&P).

The Series also has adopted certain other investment policies and restrictions reflecting the current investment practices of the Series, which may be changed by the Board and without shareholder vote. Under such policies and restrictions, the Series will not:

            (1) Mortgage, pledge or hypothecate its assets except in connection with loans of securities as described in (4) above, borrowings as described in
(1) above, and permitted transactions involving options, futures contracts and options on such contracts.

            (2) Invest in companies for the purpose of exercising control or management.

            (3) Make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options in the manner otherwise permitted by the investment restrictions, policies and investment programs of the Series.

                     INVESTMENT TECHNIQUES AND RISK FACTORS

Futures Contracts


The Series will be managed by Aeltus Investment Management, Inc. (ING Aeltus or Sub-Adviser) subject to the oversight by ING Investments, LLC (Investment Adviser or Adviser) as described more fully in the Investment Management Agreement section below. In June 2004, ING Aeltus will change its name to ING Investment Management Co.


The Series may enter into future contracts, described below and in the Prospectus, as a means of achieving its investment objective. The Series may invest up to 30% of its assets in derivatives to gain additional exposure to certain markets for investment purposes while maintaining liquidity to meet shareholder redemptions and minimizing trading costs.

The Series may enter into futures contracts subject to the restrictions described below under "Additional Restrictions on the Use of Futures Contracts." THE SERIES WILL ONLY ENTER INTO FUTURES CONTRACTS ON THE S&P 500 INDEX AND U.S. TREASURY SECURITIES. S&P 500 Index futures may not exceed 20% of the market value of the Equity Component. The notional value of U.S. Treasury futures may not exceed 50% of the market value of the Fixed Component. Futures contracts may not be used for speculative purposes. The futures exchanges and trading in the U.S. are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. Brokerage fees are incurred when a futures contract is bought or sold and at expiration, and margin deposits must be maintained.

Although interest rate futures contracts typically require actual future delivery of and payment for the underlying instruments, those contracts are usually closed out before the delivery date. Stock index futures contracts do not contemplate actual future delivery and will be settled in cash at expiration or closed out prior to expiration. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of underlying instrument and the same delivery date.

There can be no assurance, however, that the Series will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Series is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the contract.

The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and equity prices, which in turn are affected by fiscal and monetary policies and national and international political and economic events. Small price movements in futures contracts may result in immediate and potentially unlimited loss or gain to the Series relative to the size of the margin commitment. A purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract.

When using futures contracts as a hedging technique, at best, the correlation between changes in prices of futures contracts and of the instruments or securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or stock market or interest rate trends as well as the expenses associated with creating the hedge.

Most U.S. futures exchanges limit the amount of fluctuation permitted in interest rate futures contract prices during a single trading day, and temporary regulations limiting price fluctuations for stock index futures contracts are also in effect. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some persons engaging in futures transactions to substantial losses.

"Margin" is the amount of funds that must be deposited by the Series with a commodities broker in a custodian account in order to initiate futures trading and to maintain open positions in the Series' futures contracts. A margin deposit is intended to assure the Series' performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy the margin requirement, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will promptly pay the excess to the Series. These daily payments to and from the Series are called variation margin. At times of extreme price volatility, intra-day variation margin payments may be required. In computing daily net asset values, the Series will mark-to-market the current value of its open futures contracts. The Series expects to earn interest income on its initial margin deposits.

When the Series buys or sells a futures contract, unless it already owns an offsetting position, it will designate cash and/or liquid securities having an aggregate value at least equal to the full "notional" value of the futures contract, thereby insuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.

The Series may purchase and sell futures contracts under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of the Series' total assets at market value at the time of entering into a contract and (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts.

Additional Restrictions on the Use of Futures Contracts. CFTC regulations require that to prevent the Series from being a commodity pool, the Series enter into all short futures for the purpose of hedging the value of securities held, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained, and accrued profits on such positions. As evidence of its hedging intent, the Series expects that at least 75% of futures contract purchases will be "completed"; that is, upon the sale of these long contracts, equivalent amounts of related securities will have been or are then being purchased by it in the cash market.

Additional Risk Factors in Using Futures. In addition to any risk factors which may be described elsewhere in this section, or in the Prospectus, the following sets forth certain information regarding the potential risks associated with the Series' transactions in derivatives.

Risk of Imperfect Correlation. The Series' ability to hedge effectively all or a portion of its portfolio through transactions in futures on securities and indices depends on the degree to which movements in the value of the securities or index underlying such hedging instrument correlates with movements in the value of the assets being hedged. If the value of the assets being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for the Series might not be successful and it could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security or index underlying a futures contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the Series' overall return could be less than if the hedging transactions had not been undertaken.

Potential Lack of a Liquid Secondary Market. Prior to exercise or expiration, a futures position may be terminated only by entering into a closing sale transaction, which requires a secondary market on the exchange on which the position was originally established. While the Series will establish a futures position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures contract at any specific time. In such event, it may not be possible to close out a position held by the Series which could require it to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures positions also could have an adverse impact on the Series' ability to effectively hedge its portfolio, or the relevant portion thereof.

The trading of futures contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.


Risk of Predicting Interest Rate Movements. Investments in futures contracts on U.S. Treasury securities involve the risk that if the Sub-Adviser's judgment concerning the general direction of interest rates is incorrect, the overall performance of the Series may be poorer than if it had not entered into any such contract. For example, if the Series has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in the Fixed Component and interest rates decrease instead, the Series will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Series has insufficient cash, it may have to sell bonds from the Fixed Component to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.



Counterparty Risk. With some derivatives there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Series.


Foreign Securities

The Series may invest in depositary receipts of foreign companies included in the S&P 500. Depositary receipts are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Depositary receipts are typically American Depositary Receipts (ADRs), which are designed for U.S. investors and held either in physical form or in book entry form.

Real Estate Securities

The Series may invest in real estate securities through interests in real estate investment trusts (REITs) included in the S&P 500. REITs are trusts that sell securities to investors and use the proceeds to invest in real estate or interests in real estate. A REIT may focus on a particular project, such as apartment complexes, or geographic region, such as the Northeastern U.S., or both.

Investing in stocks of real estate-related companies presents certain risks that are more closely associated with investing in real estate directly than with investing in the stock market generally, including: periodic declines in the value of real estate, generally, or in the rents and other income generated by real estate; periodic over-building, which creates gluts in the market, as well as changes in laws (such as zoning laws) that impair the property rights of real estate owners; and adverse developments in the real estate industry.

Short-term Debt Instruments

The Series may invest in short-term debt obligations (including banker's acceptances, commercial paper, bank notes, time deposits and certificates of deposit). The Series generally will have a portion of its assets in cash or cash equivalents for a variety of reasons, including to satisfy redemption requests from shareholders, waiting for a suitable investment opportunity or taking a defensive position. To earn income on this portion of its assets, the Series may enter into repurchase agreements. Under a repurchase agreement, the Series agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Series' custodian securities with an initial market value of at least 102% of the dollar amount invested by the Series in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the Series' ability to sell the underlying securities. The Series will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

Illiquid Securities


The Series may invest in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities in excess of seven days. Securities that may be resold under Rule 144A under the Securities Act of 1933, as amended (1933
Act) or securities offered pursuant to Section 4(2) of the 1933 Act shall not be deemed illiquid solely by reason of being unregistered. The Sub-Adviser shall determine whether a particular security is deemed to be illiquid based on the trading markets for the specific security and other factors. Illiquid securities will not exceed 15% of the net assets of the Series.


Mortgage-Related Debt Securities

The Series may invest in mortgage-related debt securities, collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). However, each such security must be rated AAA or higher by S&P or Aaa or higher by Moody's, provided that if both S&P and Moody's have issued a rating on the security, such rating shall not be less than AAA/Aaa.

Federal mortgage-related securities include obligations issued or guaranteed by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). GNMA is a wholly owned corporate instrumentality of the U.S., the securities and guarantees of which are backed by the full faith and credit of the U.S. FNMA, a federally chartered and privately owned corporation, and FHLMC, a federal corporation, are instrumentalities of the U.S. with Presidentially appointed board members. The obligations of FNMA and FHLMC are not explicitly guaranteed by the full faith and credit of the federal government.

Pass-through mortgage-related securities are characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders, like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, often twenty or thirty years, the borrowers can, and typically do, repay such loans sooner. Thus, the security holders frequently receive repayments of principal, in addition to the principal that is part of the regular monthly payment. A borrower is more likely to repay a mortgage bearing a relatively high rate of interest. This means that in times of declining interest rates, some higher yielding securities held by the Series might be converted to cash, and the Series could be expected to reinvest such cash at the then prevailing lower rates. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If the Series buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in losses of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

CMOs and REMICs are securities which are collateralized by mortgage pass-through securities. Cash flows from underlying mortgages are allocated to various classes or tranches in a predetermined, specified order. Each sequential tranche has a "stated maturity" - the latest date by which the tranche can be completely repaid, assuming no repayments - and has an "average life" - the average time to receipt of a principal weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

CMOs and REMICs are typically structured as "pass-through" securities. In these arrangements, the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. The security holder thus owns an obligation of the issuer and payment of interest and principal on such obligations is made from payment generated by the underlying mortgage assets. The underlying mortgages may or may not be guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government such as GNMA or otherwise backed by FNMA or FHLMC. Alternatively, such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. Both CMOs and REMICs are issued by private entities. They are not directly guaranteed by any government agency and are secured by the collateral held by the issuer. CMOs and REMICs are subject to the type of prepayment risk described above due to the possibility that prepayments on the underlying assets will alter the cash flow.

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are collateralized by short-term loans such as automobile loans, home equity loans, equipment leases or credit card receivables. The payments from the collateral are generally passed through to the security holder. As noted above with respect to CMOs and REMICs, the average life for these securities is the conventional proxy for maturity. Asset-backed securities may pay all interest and principal to the holder, or they may pay a fixed rate of interest, with any excess over that required to pay interest going either into a reserve account or to a subordinate class of securities, which may be retained by the originator. The originator or other party may guarantee interest and principal payments. These guarantees often do not extend to the whole amount of principal, but rather to an amount equal to a multiple of the historical loss experience of similar portfolios.

Two varieties of asset-backed securities are CARs and CARDs. CARs are securities, representing either ownership interests in fixed pools of automobile receivables, or debt instruments supported by the cash flows from such a pool. CARDs are participations in fixed pools of credit accounts. These securities have varying terms and degrees of liquidity.

The collateral behind certain asset-backed securities (such as CARs and CARDs) tends to have prepayment rates that do not vary with interest rates; the short-term nature of the loans may also tend to reduce the impact of any change in prepayment level. Other asset-backed securities, such as home equity asset-backed securities, have prepayment rates that are sensitive to interest rates. Faster prepayments will shorten the average life and slower prepayments will lengthen it. Asset-backed securities may be pass-through, representing actual equity ownership of the underlying assets, or pay-through, representing debt instruments supported by cash flows from the underlying assets.

The coupon rate of interest on mortgage-related and asset-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool, by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor. Actual yield may vary from the coupon rate, however, if such securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that the underlying assets are prepaid as noted above.

STRIPS (Separate Trading of Registered Interest and Principal of Securities)

The Series may invest in STRIPS. STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. STRIPS tend to include the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

OTHER INVESTMENT COMPANIES

The Series may invest in other investment companies ("Underlying Funds"). The Series may not (i) invest more than 10% of its total assets in the Underlying Funds, (ii) invest more than 5% of its total assets in any one Underlying Fund, or (iii) purchase greater than 3% of the total outstanding securities of any one Underlying Fund.

EXCHANGE TRADED FUNDS. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at net asset value (NAV). Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF's underlying securities. Additionally, if the Series elects to redeem its ETF shares rather than selling them on the secondary market, the Series may receive the underlying securities which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Series.

Zero Coupon Securities

The Series may invest in zero coupon securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. The Series may also invest in Government Trust Certificates, which represent an interest in a government trust, the property of which consists of
(i) a promissory note of a foreign government no less than 90% of which is backed by the full faith and credit guaranty issued by the Federal Government of the United States of America (issued pursuant to Title III of the Foreign Operations, Export, Financing and Related Borrowers Programs Appropriations Act of 1998) and (ii) a security interest in obligations of the United States Treasury backed by the full faith and credit of the United States of America sufficient to support remaining balance (no more than 10%) of all payments of principal and interest on such promissory note; provided that such obligations shall not be rated less than AAA by S&P or less than Aaa by Moody's.

The risks associated with lower debt securities apply to these securities. Zero coupon securities are also subject to the risk that in the event of a default, the Series may realize no return on its investment, because these securities do not pay cash interest.

                              OTHER CONSIDERATIONS

In extreme circumstances, the insurance company reserves the right to accept additional deposits, including both new annuity monies and internal variable annuity transfers, during the Guarantee Period and to discontinue this practice at its discretion at any time.

                          THE ASSET ALLOCATION PROCESS


In pursuing the Series' investment objective, the Sub-Adviser looks to allocate assets among the Equity Component and the Fixed Component. The allocation of assets depends on a variety of factors, including, but not limited to, the then prevailing level of interest rates, equity market volatility, the then current market value of the Series, the Series' total annual expenses, as well as insurance company separate account expenses assessed to Contractholders and Participants acquiring an interest in the Series through the Separate Account, and the Maturity Date. If interest rates are low (particularly at the inception of the Guarantee Period), the Series assets may be largely invested in the Fixed Component in order to decrease the likelihood that the insurance company would be required to make any payment under the Guarantee. In addition, if during the Guarantee Period the equity markets experienced a major decline, the Series' assets may become largely invested in the Fixed Component in order to increase the likelihood of meeting the investment objective.



The initial allocation of the Series' assets between the Equity Component and the Fixed Component will be determined principally by the prevailing level of interest rates and the volatility of the stock market at the beginning of the Guarantee Period. If at the inception of the Guarantee Period interest rates are low, more assets may have to be allocated to the Fixed Component. The Sub-Adviser will monitor the allocation of the Series' assets on a daily basis.



The asset allocation process will also be affected by the Sub-Adviser's ability to manage the Fixed Component. If the Fixed Component provides a return better than that assumed by the Sub-Adviser's proprietary software model, fewer assets would have to be allocated to the Fixed Component. On the other hand, if the performance of the Fixed Component is poorer than expected, more assets would have to be allocated to the Fixed Component, and the ability of the Series to participate in any subsequent upward movement in the equity market would be limited.



The asset allocation process results in additional transaction costs such as brokerage commissions. This process can have an adverse effect on the performance of the Series during periods of increased equity market volatility. To moderate such costs, the Sub-Adviser has built into the proprietary software program a factor that will require reallocations only when Equity Component and Fixed Component values have deviated by more than certain minimal amounts since the last reallocation.

                           MANAGEMENT OF THE ING FUNDS



MANAGEMENT OF THE ING FUNDS



         Set forth in the table below is information about each Trustee of the Trust.



                                                                                              NUMBER OF
                                                                                             PORTFOLIOS
                             POSITION(S)                                                      IN FUND
                                HELD     TERM OF OFFICE                                       COMPLEX
                                WITH     AND LENGTH OF       PRINCIPAL OCCUPATION(S) -       OVERSEEN BY    OTHER DIRECTORSHIPS
 NAME, ADDRESS AND AGE          FUND     TIME SERVED(1)      DURING THE PAST 5 YEARS          TRUSTEE*         HELD BY TRUSTEE
---------------------------- ----------- ---------------- --------------------------------- ------------ --------------------------

INDEPENDENT TRUSTEES

PAUL S. DOHERTY                Trustee   October 1999 -   Mr. Doherty is President and          122
7337 E. Doubletree Ranch Rd.             Present          Partner, Doherty, Wallace,
Scottsdale, Arizona 85258                                 Pillsbury and Murphy, P.C.,
Date of Birth:  04/28/1934                                Attorneys (1996  - Present);
                                                          and Trustee of each of the
                                                          funds managed by Northstar
                                                          Investment Management
                                                          Corporation (1993 - 1999).

J. MICHAEL EARLEY              Trustee   February 2002 -  President and Chief Executive         122
7337 E. Doubletree Ranch Rd.             Present          Officer, Bankers Trust
Scottsdale, Arizona 85258                                 Company, N.A. (1992 -
Date of Birth:  05/02/1945                                Present).

R. BARBARA GITENSTEIN          Trustee   February 2002 -  President, College of New             122
7337 E. Doubletree Ranch Rd.             Present          Jersey (1999 - Present).
Scottsdale, Arizona 85258                                 Formerly, Executive Vice
Date of Birth:  02/18/1948                                President and Provost, Drake
                                                          University (1992 - 1998).

WALTER H. MAY                  Trustee   October 1999 -   Retired.  Formerly, Managing          122      Best Prep Charity
7337 E. Doubletree Ranch Rd.             Present          Director and Director of                       (1991 - Present).
Scottsdale, Arizona 85258                                 Marketing, Piper Jaffray, Inc.;
Date of Birth:  12/21/1936                                Trustee of each of the funds
                                                          managed by Northstar Investment
                                                          Management Corporation (1996 -
                                                          1999).

JOCK PATTON                    Trustee   October 1999 -   Private Investor (June 1997 -         122      Director, Hypercom, Inc.
7337 E. Doubletree Ranch Rd.             Present (ING     Present). Formerly, Director                   (January 1999 - Present);
Scottsdale, Arizona 85258                Mayflower Trust) and Chief Executive Officer,                   JDA Software Group, Inc.
Date of Birth:  12/11/1945                                Rainbow Multimedia Group, Inc.                 (January 1999 - Present);
                                         May 1999 -       (January 1999 - December 2001);                BG Associates, Inc.
                                         Present (ING     Director of Stuart Entertainment,
                                         Mutual Funds)    Inc.; Director of Artisoft, Inc.
                                                          (1994 - 1998).

DAVID W.C. PUTNAM              Trustee   October 1999 -   President and Director, F.L.         122       Anchor International Bond
7337 E. Doubletree Ranch Rd.             Present          Putnam Securities Company, Inc.                Trust (December 2000 -
Scottsdale, Arizona 85258                                 and its affiliates; President,                 Present); F.L. Putnam
Date of Birth:  10/08/1939                                Secretary and Trustee, The                     Foundation (December 2000 -
                                                          Principled Equity Market Fund.                 Present); Progressive
                                                          Formerly, Trustee, Trust                       Capital Accumulation Trust
                                                          Realty Corp.; Anchor Investment                (August 1998 - Present);
                                                          Trust; Bow Ridge  Mining Company               Principled Equity Market
                                                          and each of the funds managed by               Fund (November 1996 -
                                                          Northstar Investment Management                Present), Mercy Endowment
                                                          Corporation (1994 - 1999).                     Foundation (1995 -
                                                                                                         Present); Director,
                                                                                                         F.L. Putnam

                                                                                              NUMBER OF
                                                                                             PORTFOLIOS
                             POSITION(S)                                                      IN FUND
                                HELD     TERM OF OFFICE                                       COMPLEX
                                WITH     AND LENGTH OF       PRINCIPAL OCCUPATION(S) -       OVERSEEN BY    OTHER DIRECTORSHIPS
 NAME, ADDRESS AND AGE          FUND     TIME SERVED(1)      DURING THE PAST 5 YEARS          TRUSTEE*         HELD BY TRUSTEE
---------------------------- ----------- ---------------- --------------------------------- ------------ --------------------------
                                                                                                         Investment Management
                                                                                                         Company (December 2001 -
                                                                                                         Present); Asian American
                                                                                                         Bank and Trust Company
                                                                                                         (June 1992 - Present); and
                                                                                                         Notre Dame Health Care
                                                                                                         Center (1991 - Present)
                                                                                                         F.L. Putnam Securities
                                                                                                         Company, Inc. (June 1978 -
                                                                                                         Present); and an Honorary
                                                                                                         Trustee, Mercy Hospital
                                                                                                         (1973 - Present).

BLAINE E. RIEKE                Trustee   February 2001 -  General Partner, Huntington           122      Morgan Chase Trust Co.
7337 E. Doubletree Ranch Rd.             Present          Partners (January 1997 -                       (January 1998 - Present).
Scottsdale, Arizona 85258                                 Present).  Chairman of the Board
Date of Birth:  09/10/1933                                and Trustee of each of the funds
                                                          managed by ING Investment
                                                          Management Co. LLC (November
                                                          1998 - February 2001).

ROGER B. VINCENT               Trustee   February 2002 -  President, Springwell Corporation     122      Director, AmeriGas Propane,
7337 E. Doubletree Ranch Rd.             Present          (1989 - Present).  Formerly,                   Inc. (1998 - Present).
Scottsdale, Arizona 85258                                 Director, Tatham Offshore, Inc.
Date of Birth:  08/26/1945                                (1996 - 2000).

RICHARD A. WEDEMEYER           Trustee   February 2001 -  Retired.  Mr. Wedemeyer was           122      Touchstone Consulting Group
7337 E. Doubletree Ranch Rd.             Present          formerly Vice President - Finance              (1997 - Present).
Scottsdale, Arizona 85258                                 and Administration, Channel
Date of Birth:  03/23/1936                                Corporation (June 1996 - April
                                                          2002). Formerly, Trustee, First
                                                          Choice Funds (1997 - 2001); and
                                                          of each of the funds managed by
                                                          ING Investment Management Co. LLC
                                                          (1998 - 2001).

TRUSTEES WHO ARE "INTERESTED PERSONS"
------------------------------------------------------------------------------------------------------------------------------------
THOMAS J. MCINERNEY (2)        Trustee   February 2001 -  Chief Executive Officer, ING U.S.     176      Director,  Equitable Life
7337 E. Doubletree Ranch Rd.             Present          Financial Services (September                  Insurance Co., Golden
Scottsdale, Arizona 85258                                 2001 - Present); General Manager               American Life Insurance
Date of Birth:  05/05/1956                                and Chief Executive Officer, ING               Co., Life Insurance Company
                                                          U.S. Worksite Financial Services               of Georgia, Midwestern
                                                          (December 2000 - Present);                     United Life Insurance Co.,
                                                          Member, ING Americas Executive                 ReliaStar Life Insurance
                                                          Committee (2001 - Present);                    Co., Security Life of
                                                          President, Chief Executive                     Denver, Security
                                                          Officer and Director of Northern               Connecticut Life Insurance
                                                          Life Insurance Company (March                  Co., Southland Life
                                                          2001 - October 2002), ING Aeltus               Insurance Co., USG Annuity
                                                          Holding Company, Inc. (2000 -                  and Life Company, and
                                                          Present), ING Retail Holding                   United Life and Annuity
                                                          Company (1998 - Present), ING                  Insurance Co. Inc (March
                                                          Life Insurance and Annuity                     2001 - Present); Director,
                                                          Company (September 1997 -                      Ameribest Life Insurance
                                                          November 2002) and ING Retirement              Co., (March 2001 to
                                                          Holdings, Inc. (1997 - Present).               January 2003); Director,
                                                          Formerly, General Manager and                  First Columbine Life
                                                          Chief Executive Officer, ING                   Insurance Co. (March 2001
                                                          Worksite Division (December                    to December 2002); Member
                                                          2000 - October 2001), President,               of the Board, National
                                                          ING-SCI, Inc. (August                          Commission on



                                                                                              NUMBER OF
                                                                                             PORTFOLIOS
                             POSITION(S)                                                      IN FUND
                                HELD     TERM OF OFFICE                                       COMPLEX
                                WITH     AND LENGTH OF       PRINCIPAL OCCUPATION(S) -       OVERSEEN BY    OTHER DIRECTORSHIPS
 NAME, ADDRESS AND AGE          FUND     TIME SERVED(1)      DURING THE PAST 5 YEARS          TRUSTEE*        HELD BY TRUSTEE
---------------------------- ----------- ---------------- --------------------------------- ------------ --------------------------

                                                          1997 - December 2000); President,              Retirement Policy,
                                                          Aetna Financial Services (August               Governor's Council
                                                          1997 - December 2000);                         on Economic Competitiveness
                                                                                                         and Technology of
                                                                                                         Connecticut, Connecticut
                                                                                                         Business and Industry
                                                                                                         Association, Bushnell;
                                                                                                         Connecticut Forum; Metro
                                                                                                         Hartford Chamber of
                                                                                                         Commerce; and is Chairman,
                                                                                                         Concerned Citizens for
                                                                                                         Effective Government.

JOHN G. TURNER (3)            Chairman   October 1999 -   Chairman, Hillcrest Capital           122      Director, Hormel Foods
7337 E. Doubletree Ranch Rd. and Trustee Present          Partners (May 2002-Present);                   Corporation (March 2000 -
Scottsdale, Arizona 85258                                 President, Turner Investment                   Present); Shopko Stores,
Date of Birth:  10/03/1939                                Company (January 2002 - Present).              Inc. (August 1999 -
                                                          Mr. Turner was formerly Vice                   Present); and M.A.
                                                          Chairman of ING Americas (2000 -               Mortenson Company (March
                                                          2002); Chairman and Chief                      2002 - Present).
                                                          Executive Officer of ReliaStar
                                                          Financial Corp. and
                                                          ReliaStar Life Insurance Company
                                                          (1993 - 2000); Chairman of
                                                          ReliaStar Life Insurance Company
                                                          of New York (1995 - 2001);
                                                          Chairman of Northern Life
                                                          Insurance Company (1992 - 2001);
                                                          Chairman and Trustee of the
                                                          Northstar affiliated investment
                                                          companies (1993 - 2001) and
                                                          Director, Northstar Investment
                                                          Management Corporation and its
                                                          affiliates (1993 - 1999 ).


--------------


(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy which states that each duly elected or appointed Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act ("Independent Trustees"), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, in which the extension would apply until such time as the shareholder meeting can be held or is no longer needed.



(2) Mr. McInerney is an "interested person," as defined by the Investment Company Act of 1940 , because of his affiliation with ING Groep N.V., the parent corporation of the Investment Adviser, ING Investments and the Distributor, ING Funds Distributor LLC.



(3) Mr. Turner is an "interested person," as defined by the Investment Company Act of 1940 , because of his affiliation with ING Groep N.V., the parent corporation of the Investment Adviser, ING Investments and the Distributor, ING Funds Distributor LLC.



 * For the purposes of this table, "Fund Complex" means the following investment companies: ING Equity Trust; ING Funds Trust; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Senior Income Fund; ING Variable Insurance Trust; ING Variable Products Trust; ING Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; USLICO Series Fund, ING Partners, Inc.; ING VP Balanced Portfolio, Inc.; ING Strategic Allocation Portfolio, Inc.; ING Get Funds; ING VP Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds, Inc.; ING Variable Portfolios, Inc.; and ING Series Fund, Inc.

OFFICERS



         Information about the Trust's officers are set forth in the table below:



                             POSITIONS
                               HELD                   TERM OF OFFICE
                             WITH THE                  AND LENGTH OF                     PRINCIPAL OCCUPATION(S)
 NAME, ADDRESS AND AGE         FUND                  TIME SERVED(1)(2)                DURING THE LAST FIVE YEARS(3)
---------------------------- ----------- -----------------------------  -------------------------------------------------------
JAMES M. HENNESSY
7337 E. Doubletree Ranch Rd. President   February 2001 -                   President and Chief Executive Officer, ING Capital
Scottsdale, Arizona 85258    and Chief   Present                           Corporation, LLC, ING Funds Services, LLC, ING Advisors,
Date of Birth:  04/09/1949   Executive                                     Inc., ING Investments, LLC, Lexington Funds Distributor,
                             Officer                                       Inc., Express America TC, Inc. and EAMC Liquidation Corp.
                                                                           (December 2001 - Present); Executive Vice President and
                             Chief       July 2000 -                       Chief Operating Officer and ING Funds Distributor, LLC
                             Operating   Present                           (June 2000 - Present). Formerly, ING Quantitative
                             Officer                                       Management, Inc. (October 2001 - September 2002), Senior
                                                                           Executive Vice President (June 2000 - December 2000) and
                             Secretary   November 1999 - February 2001     Secretary (April 1995 - December 2000), ING Capital
                                         for ING Mayflower Trust           Corporation, LLC, ING Funds Services, LLC, ING
                                         May 1999 - February 2001          Investments, LLC, ING Advisors, Inc., Express America TC,
                                         for ING Mutual Funds              Inc. and EAMC Liquidation Corp.; and Executive Vice
                                                                           President, ING Capital Corporation, LLC and its
                                                                           affiliates (May 1998 - June 2000).

                             Senior      July 2000 - February 2001
                             Executive
                             Vice
                             President

                             Executive   November 1999 - July 2000 for
                             Vice        ING Mayflower Trust
                             President
                                         May 1999 - July 2000 for
                                         ING Mutual Funds

MICHAEL J. ROLAND            Executive   February 2002 - Present           Executive Vice President, Chief Financial Officer and
7337 E. Doubletree Ranch Rd. Vice                                          Treasurer, ING Funds Services, LLC, ING Funds
Scottsdale, Arizona 85258    President                                     Distributor, LLC, ING Advisors, Inc., ING Investments,
Date of Birth:  05/30/1958   and                                           LLC, Lexington Funds Distributor, Inc., Express America
                             Assistant                                     TC, Inc. and EAMC Liquidation Corp. (December 2001 -
                             Secretary                                     Present).  Formerly, Executive Vice President, Chief
                                                                           Financial Officer and Treasurer ING Quantitative
                             Principal   November 1999 - Present for ING   Management (December 2001 - September 2002), Senior
                             Financial   Mayflower Trust                   Vice President, ING Funds Services, LLC, ING
                             Officer                                       Investments, LLC and ING Funds Distributor, LLC (June
                                         May 1999 - Present for ING        1998 - December 2001).
                                         Mutual Funds November 1999 -
                                         February 2002 for ING Mayflower
                                         Trust

                             Senior      May 1999 - February 2002 for
                             Vice        ING Mutual Funds
                             President

STANLEY D. VYNER             Executive   November 1999 - Present for ING   Executive Vice President, ING Advisors, Inc. and ING
7337 E. Doubletree Ranch Rd. Vice        Mayflower Trust                   Investments, LLC (July 2000 - Present) and Chief
Scottsdale, Arizona 85258    President   May 1999 - Present for ING        Investment Officer of the International Portfolios, ING
Date of Birth:  05/14/1950               Mutual Funds                      Investments, LLC (July 1996 - Present).  Formerly,
                                                                           President and Chief Executive Officer, ING Investments,
                                                                           LLC (August 1996 - August 2000).

                             POSITIONS
                                HELD                   TERM OF OFFICE
                              WITH THE                  AND LENGTH OF                  PRINCIPAL OCCUPATION(S)
 NAME, ADDRESS AND AGE          FUND                  TIME SERVED(1)(2)               DURING THE LAST FIVE YEARS(3)
---------------------------- ----------- --------------------------------------------------------------------------------------

ROBERT S. NAKA               Senior      November 1999 - Present           Senior Vice President and Assistant Secretary, ING
7337 E. Doubletree Ranch Rd. Vice                                          Funds Services, LLC, ING Funds Distributor, LLC, ING
Scottsdale, Arizona 85258    President                                     Advisors, Inc., ING Capital Corporation, LLC,
Date of Birth:  06/17/1963                                                 ING Investments, LLC and Lexington Funds Distributor,
                             Assistant   November 1999 - Present for ING   Inc. (December 2001 - Present). Formerly, Senior
                             Secretary   Mayflower Trust                   Vice President and Assistant  Secretary, ING
                                                                           Quantitative Management, Inc. (October 2001 -
                                                                           September 2002) and Vice President, ING Investments,
                                         May 1999 - Present for ING        LLC (April 1997 - October 1999), ING Funds Services,
                                         Mutual Funds                      LLC (February 1997 - August 1999).

                             Vice        May 1999 - November 1999 for
                             President   ING Mutual Funds


KIMBERLY A. ANDERSON         Senior Vice November 2003 - Present           Senior Vice President, ING Funds Services, LLC, ING
7337 E. Doubletree Ranch Rd. President                                     Funds Distributor, LLC, ING Advisors, Inc. and ING
Scottsdale, Arizona 85258    Vice        February 2001 - November 2003     Investments, LLC (November 2003 - Present). Formerly,
Date of Birth:  07/25/1964   President                                     Vice President, ING Funds Services, LLC, ING Funds
                             Secretary   February 2001 -  August 2003      Distributor, LLC, ING Advisors, Inc. and ING Investments,
                                                                           LLC (October 2001 - October 2003); Secretary, ING Funds
                             Assistant   November 1999 - February 2001     Services, LLC, ING Funds Distributor, LLC, ING Advisors,
                             Vice                                          Inc. and ING Investments, LLC (October 2001 - August
                             President                                     2003); Vice President, ING Quantitative Management, Inc.
                             and                                           (October 2001 - September 2002); Assistant Vice
                             Assistant                                     President, ING Funds Services, LLC (November 1999 -
                             Secretary                                     January 2001); and has held various other positions with
                                                                           ING Funds Services, LLC for more than the last five
                                                                           years.


ROBYN L. ICHILOV             Vice        November 1999 - Present for ING   Vice President, ING Funds Services, LLC (October 2001 -
7337 E. Doubletree Ranch Rd. President   Mayflower Trust                   Present) and ING Investments, LLC (August 1997 -
Scottsdale, Arizona 85258    and         May 1999 - Present for ING Mutual Present); Accounting Manager, ING Investments, LLC
Date of Birth:  09/25/1967   Treasurer   Funds                             (November 1995 - Present).


J. DAVID GREENWALD           Vice        August 2003 - Present             Vice President of Mutual Fund Compliance of ING Funds
7337 E. Doubletree Ranch Rd. President                                     Services, LLC (May 2003 - Present).  Formerly Assistant
Scottsdale, Arizona 85258                                                  Treasurer and Director of Mutual Fund Compliance and
Date of Birth:  09/24/1957                                                 Operations of American Skandia, A Prudential Financial
                                                                           Company (October 1996 - May 2003).

LAUREN D. BENSINGER          Vice        February 2003 - Present           Vice President and Chief Compliance Officer (July 1995
7337 E. Doubletree Ranch Rd. President                                     to Present), ING Funds Distributor, LLC. (formerly ING
Scottsdale, Arizona 85258                                                  Funds Distributor, Inc. and ING Pilgrim Securities,
Date of Birth:  2-6-1954                                                   Inc.); Vice President (February 1996 to Present) and
                                                                           Chief Compliance Officer (October 2001 to Present)
                                                                           ING Investments, LLC (formerly ING Pilgrim
                                                                           Investments, LLC and ING Investments, Inc.); Vice
                                                                           President and Chief Compliance Officer (July 2000 to
                                                                           Present), ING Advisors, Inc. (formerly ING Pilgrim
                                                                           Advisors, Inc.) and Vice President (July 1995 to
                                                                           Present) ING Fund Services, LLC (formerly ING Pilgrim
                                                                           Group, LLC).


TODD MODIC                   Vice        August 2003 - Present             Director of Financial Reporting, ING Investments, LLC
7337 E. Doubletree Ranch Rd. President                                     (March 2001 - Present).  Formerly, Vice President and
Scottsdale, Arizona 85258    Assistant   August 2001 - August 2003         Chief Compliance Officer (July 2000 to September 2002)
Date of Birth:  11/03/1967   Vice                                          ING Quantitative Management, Inc. (formerly ING Pilgrim
                             President                                     Quantitative Management, Inc and Market Systems
                                                                           Research Advisors, Inc.), Director of Financial
                                                                           Reporting, Axient Communications, Inc. (May 2000 -
                                                                           January 2001) and Director of Finance, Rural/Metro
                                                                           Corporation (March 1995 - May 2000).




                             POSITIONS
                               HELD                    TERM OF OFFICE
                             WITH THE                   AND LENGTH OF                  PRINCIPAL OCCUPATION(S)
 NAME, ADDRESS AND AGE         FUND                    TIME SERVED(1)(2)              DURING THE LAST FIVE YEARS(3)
---------------------------- ----------- --------------------------------------------------------------------------------------

HUEY P. FALGOUT              Secretary   August 2003 - Present             Chief Counsel, ING U.S. Financial Services (November
7337 E. Doubletree Ranch Rd.                                               2003 - Present).  Formerly, Associate General Counsel
Scottsdale, Arizona 85258                                                  of AIG American General (January 1999 - November 2002)
Date of Birth:  11/15/1963                                                 and Associate General Counsel of Van Kampen, Inc.
                                                                           (April 1992 - January 1999).

SUSAN P. KINENS              Assistant   February 2003 - Present           Assistant Vice President and Assistant Secretary, ING
7337 E. Doubletree Ranch Rd. Vice                                          Funds Services, LLC (December 2002 - Present); and has
Scottsdale, Arizona 85258    President                                     held various other positions with ING Funds Services,
Date of Birth:  12/31/1976   and                                           LLC for more than the last five years.
                             Assistant
                             Secretary

MARIA M. ANDERSON            Assistant   August 2001 - Present             Assistant Vice President, ING Funds Services, LLC
7337 E. Doubletree Ranch Rd. Vice                                          (October 2001 - Present).  Formerly, Manager of Fund
Scottsdale, Arizona 85258    President                                     Accounting and Fund Compliance, ING Investments, LLC
Date of Birth:  05/29/1958                                                 (September 1999 - November 2001) and Section Manager of
                                                                           Fund Accounting, Stein Roe Mutual Funds (July 1998 -
                                                                           August 1999).

THERESA K. KELETY            Assistant   August 2003 - Present             Counsel, ING U.S. Financial Services (April 2003 -
7337 E. Doubletree Ranch Rd. Secretary                                     Present). Formerly Senior Associate with Shearman &
Scottsdale, Arizona 85258                                                  Sterling (February 2000 - April 2003); Associate with
Date of Birth: 02/28/1963                                                  Sutherland Asbill & Brennan (1996 - February 2000).


----------------


(1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.



(2) Prior to May 1999, the Pilgrim family of funds consisted of 5 registrants with 8 series. As of May 24, 1999, the former Nicholas-Applegate Capital Management funds (consisting of 1 registrant with 11 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On November 16, 1999, the former Northstar funds (consisting of 9 registrants with 22 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On July 26, 2000, the former Lexington funds (consisting of 14 registrants with 14 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On March 23, 2001, the original ING funds (consisting of 2 registrants with 18 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On March 1, 2002, the former Aetna funds (consisting of 8 registrants with 50 series) joined the fund complex and the name of the fund complex name changed to "ING Funds.

(3) The following documents the evolution of the name of each ING corporate entity referenced in the above biographies:




ING Investments, LLC (March 2002 - name changed from ING Pilgrim       ING Funds Services, LLC (March 2002 - name changed from ING
    Investments, LLC) ING Mutual Funds Management Co., LLC (April          Pilgrim Group, LLC) ING Pilgrim Group, Inc.
    2001 - merged into ING Pilgrim Investments, LLC)                       (February 2001 - merged into Pilgrim Group LLC) ING
    ING Pilgrim Investments, Inc. (February 2001 - merged into             Pilgrim Group, LLC (February 2001 - formed) ING Pilgrim
    ING Pilgrim Investments, LLC)                                          Group, Inc. (September 2000 - name changed from Pilgrim
    ING Pilgrim Investments, LLC (February 2001 - formed)                  Group, Inc.) Lexington Global Asset Managers, Inc.
    ING Pilgrim Investments, Inc. (September 2000 - name changed           (July 2000 - merged into Pilgrim Group, Inc.) Northstar
    from Pilgrim Investments, Inc.)                                        Administrators, Inc. (November 1999 - merged into
    Pilgrim Advisors, Inc.** (April 2000 - merged into Pilgrim             Pilgrim Group, Inc.) Pilgrim Group, Inc. (October
    Investments, Inc.) Pilgrim Investments, Inc. (October 1998 -           1998 - name changed from Pilgrim American Group, Inc.)
    name changed from Pilgrim America Investments, Inc.)                   Pilgrim America Group, Inc. (April 1995 - name changed
    Pilgrim America Investments, Inc. (April 1995 - name changed           from Newco Holdings Management Corporation) Newco
    from Newco Advisory Corporation)                                       Holdings Management Corporation (December 1994 -
    Newco Advisory Corporation (December 1994 - incorporated)               incorporated)

    **Pilgrim Advisors, Inc. (November 1999 - name changed from
    Northstar Investment Management Corporation)
                                                                           ING Capital Corporation, LLC (March 2002 - name changed
                                                                           from ING Pilgrim Capital Corporation, LLC) ING Pilgrim
                                                                           Capital Corporation (February 2001 - merged into ING
                                                                           Pilgrim Capital Corporation, LLC)

ING Funds Distributor, LLC  (October 2002 - name changed from ING          ING Pilgrim Capital Corporation, LLC (February 2001 -
    Funds Distributor, Inc.) ING Funds Distributor, Inc. (March 2002 -     formed) ING Pilgrim Capital Corporation (September
    name changed from ING Pilgrim Securities, Inc.) ING Pilgrim            2000 - name changed from Pilgrim Capital Corporation)
    Securities, Inc. (September 2000 - name changed from Pilgrim           Pilgrim Capital Corporation (February 2000 - name
    Securities, Inc.) Northstar Distributors Inc. November 1999 -          changed from Pilgrim Holdings (Corporation)
    merged into Pilgrim Securities, Inc.) Pilgrim Securities, Inc.         Pilgrim Holdings Corporation (October 1999 - name
    (October 1998 - name changed from Pilgrim America  Securities,         changed from Northstar Holdings, Inc.) Northstar
    Inc.) Pilgrim America Securities, Inc. (April 1995 -                   Holdings, Inc. (October 1999 - merged into Pilgrim
    name changed from Newco Distributors Corporation)                      Capital Corporation) Pilgrim Capital Corporation
    Newco Distributors Corporation (December 1994  - incorporated)         (June 1999 - name changed from Pilgrim America Capital
                                                                           Corporation) Pilgrim Capital Corporation (June
                                                                           1999 - merged into Pilgrim America Capital Corporation)
                                                                           Pilgrim America Capital Corporation (April 1997 -
                                                                           incorporated)

                                                                           ING Quantitative Management, Inc. (September 2002 -
ING Advisors, Inc. (March 2002 - name changed from ING Pilgrim             Dissolved) ING Quantitative Management, Inc.
    Advisors, Inc.) ING Pilgrim Advisors, Inc. (March 2001 - name          (March 2002 - name changed from ING Pilgrim
    changed from ING Lexington Management Corporation)                     Quantitative Management, Inc.) ING Pilgrim Quantitative
    ING Lexington Management Corporation (October 2000 name changed        Management, Inc. (March 2001 - name changed from Market
    from Lexington Management Corporation)                                 Systems Research Advisors) Market Systems Research
    Lexington Management Corporation (December 1996 - incorporated)        Advisors, Inc. (November 1986 - incorporated)



BOARD OF TRUSTEES

      The Board of Trustees governs each Series is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Portfolios' activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio's performance.


FREQUENCY OF BOARD MEETINGS



      The Board of Trustees currently conducts regular meetings four (4) times a year. The Audit and Valuation and Proxy Voting Committees also meet regularly four (4) times per year, respectively, and the remaining Committees meet as needed. In addition, the Board of Trustees or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.



      Committees



      An Executive Committee of the Board of Trustees was formed in order to act on behalf of the full Board of Trustees between meetings when necessary. The Committee currently consists of two Independent Trustees and two Trustees who are "interested persons," as defined in the Investment Company Act of 1940 ("1940 Act"). The following Trustees serve as members of the Executive
Committee: Messrs. Turner, McInerney, May and Patton. Mr. Turner serves as Chairman of the Committee. The Executive Committee held two (2) meetings during the fiscal year ended December 31, 2003.



      The Board of Trustees has an Audit Committee whose function is to meet with the independent accountants of each Trust to review the scope of the Trust's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists of four Independent Trustees: Messrs. Earley, Rieke, Vincent and Putnam. Mr. Earley serves as Chairman of the Committee. The Audit Committee held four (4) meetings during the fiscal year ended December 31, 2003.



      The Board of Trustees has formed a Valuation and Proxy Voting Committee (formerly the Valuation Committee) whose functions include, among others, reviewing the determination of the value of securities held by the Funds for which market value quotations are not readily available and, beginning in July 2003, overseeing management's administration of proxy voting. The Committee currently consists of five Independent Trustees: Dr. Gitenstein and Messrs. May, Patton, Doherty and Wedemeyer. Mr. Patton serves as Chairman of the Committee. The Valuation and Proxy Voting Committee held four (4) meetings during the fiscal year ended December 31, 2003.



      The Board of Trustees has established a Nominating Committee for the purpose of considering and presenting to the Board of Trustees candidates it proposes for nomination to fill Independent Trustee vacancies on the Board of Trustees. The Nominating Committee currently consists of four Independent
Trustees: Dr. Gitenstein and Messrs. Doherty, May, and Wedemeyer. Mr. May serves as Chairman of the Committee. The Committee does not currently have a charter nor does it currently have a policy regarding whether it will consider nominees recommended by shareholders. However, the Board expects to have the Committee consider these matters fully during the upcoming year with a view towards adopting and publishing a charter and policies regarding shareholder recommendations for Trustee nominees. As part of its consideration, the Committee will also consider minimum qualifications for Trustee positions as well as a process for the Trust to identify and evaluate potential nominees. The Nominating Committee held no meetings during the fiscal year ended December 31, 2003.



      The Board of Trustees has established Investment Review Committees that will monitor the investment performance of the Portfolios and to make recommendations to the Board of Trustees with respect to the Portfolios. The Committee for the international funds currently consists of five Independent Trustees and one Trustee who is an "interested person" as defined in the 1940
Act: Dr. Gitenstein and Messrs. Patton, May, Doherty, McInerney and Wedemeyer. Mr. Wedemeyer serves as Chairman of the Committee. The Committee for the domestic equity funds currently consists of four Independent Trustees and one Trustee who is an "interested person," as defined in the 1940 Act: Messrs. Rieke, Putnam, Earley, Turner and Vincent. Mr. Vincent serves as Chairman of the Committee. The Committee for the fixed income funds currently consists of five Independent Trustees and one Trustee who is an "interested person," as defined in the 1940 Act: Dr. Gitenstein and Messrs. Doherty, McInerney, Wedemeyer, Patton and May. Mr. Wedemeyer serves as Chairman of the Committee. The Investment Review Committees held four (4) meetings during the fiscal year ended December 31, 2003.



      The Board has established a Compliance and Coordination Committee for the purpose of facilitating information flow among Board members and with management between Board meetings, developing agendas for executive sessions of independent Board members, evaluating potential improvements in the allocation of work load among the Board members and Board committees, and evaluating other opportunities to enhance the efficient operations of the Board. The Compliance and Coordination Committee currently consists of five Independent Trustees: Messrs. Earley, May, Patton, Vincent and Wedemeyer. The Compliance and Coordination Committee held one meeting during the fiscal year ended December 31, 2003.

TRUSTEE OWNERSHIP OF SECURITIES

Set forth below is the dollar range of equity securities owned by each Trustee.


                                                           AGGREGATE DOLLAR
                                                            RANGE OF EQUITY
                                                           SECURITIES IN ALL
                                  DOLLAR RANGE OF        REGISTERED INVESTMENT
                                 EQUITY SECURITIES       COMPANIES OVERSEEN BY
                                 IN THE FUND AS OF         TRUSTEE IN FAMILY
NAME OF TRUSTEE                  DECEMBER 31, 2003      OF INVESTMENT COMPANIES
---------------                 --------------------    -----------------------
INDEPENDENT TRUSTEES

Paul S. Doherty                 None                       Over $100,000
J. Michael Earley               None                       $10,001 - $50,000
R. Barbara Gitenstein           None                       $50,001 - $100,000
Walter H. May                   None                       Over $100,000
Jock Patton                     None                       $50,001 - $100,000
David W. C. Putnam              None                       Over $100,000
Blaine E. Rieke                 None                       $50,001 - $100,000
Roger B. Vincent                None                       Over $100,000
Richard A. Wedemeyer            None                       $10,001 - $50,000

TRUSTEES WHO ARE "INTERESTED
PERSONS"

Thomas J. McInerney             None                       $50,001 - $100,000
John G. Turner                  None                       Over $100,000


INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES

     Set forth in the table below is information regarding each Independent Trustee's (and his immediate family members) share ownership in securities of the Trust's Investment Manager or Principal Underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Investment Manager or Principal Underwriter of the Trust (not including registered investment companies).

                          NAME OF OWNERS
                         AND RELATIONSHIP                                  VALUE OF      PERCENTAGE
NAME OF TRUSTEE             TO TRUSTEE       COMPANY    TITLE OF CLASS    SECURITIES      OF CLASS
---------------             ----------       -------    --------------    ----------      --------
Paul S. Doherty                 N/A            N/A           N/A             $ 0             N/A
J. Michael Earley               N/A            N/A           N/A             $ 0             N/A
R. Barbara Gitenstein           N/A            N/A           N/A             $ 0             N/A
Walter H. May                   N/A            N/A           N/A             $ 0             N/A
Jock Patton                     N/A            N/A           N/A             $ 0             N/A
David W. C. Putnam              N/A            N/A           N/A             $ 0             N/A
Blaine E. Rieke                 N/A            N/A           N/A             $ 0             N/A
Roger B. Vincent                N/A            N/A           N/A             $ 0             N/A
Richard A. Wedemeyer            N/A            N/A           N/A             $ 0             N/A

                           COMPENSATION OF TRUSTEES

The Portfolio pays each Trustee who is not an interested person a pro rata share, as described below, of: (i) an annual retainer of $40,000 (Messrs. Patton and May, as lead Trustees, receive an annual retainer of $55,000); (ii) $7,000 for each in person meeting of the Board; (iii) $2,000 per attendance of any committee meeting; (iv) $2,000 per telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by the Portfolio is based on the Portfolio's average net assets as a percentage of the average net assets of all the funds managed by the Investment Adviser for which the Trustees serve in common as Trustees.


The following table sets forth information regarding compensation of Trustees by the Series and other funds managed by the Investment Advisers for the year ended December 31, 2003. Officers of the Series and Trustees who are interested persons of the Series do not receive any compensation from the Portfolio or any other funds managed by the Investment Adviser.




                               COMPENSATION TABLE

                                DECEMBER 31, 2003

                                                     PENSION OR                           TOTAL
                                                     RETIREMENT                        COMPENSATION
                                                      BENEFITS      ESTIMATED              FROM
                                                      ACCRUED         ANNUAL               FUND
                                   AGGREGATE         AS PART OF      BENEFITS            AND FUND
       NAME OF                 COMPENSATION FROM        FUND           UPON            COMPLEX PAID
  PERSON, POSITION                 THE FUND           EXPENSES      RETIREMENT         TO TRUSTEES
  ----------------            -------------------     --------      ----------         -----------

PAUL S. DOHERTY               $230.93                   N/A            N/A               $72,853.54
TRUSTEE

MICHAEL J. EARLEY             $241.20                   N/A            N/A               $74,020.17
TRUSTEE

BARBARA GITENSTEIN            $230.93                   N/A            N/A               $55,028.48
TRUSTEE

WALTER H. MAY                 $270.35                   N/A            N/A               $69,774.51
TRUSTEE

THOMAS J. MCINERNEY(1)(3)     $0                        N/A            N/A                   $0
TRUSTEE

JOCK PATTON                   $779.99                   N/A            N/A               $92,637.77
TRUSTEE

DAVID W.C. PUTNAM             $230.93                   N/A            N/A               $55,028.48
TRUSTEE

BLAINE E. RIEKE(2)            $217.66                   N/A            N/A               $73,886.92
TRUSTEE

JOHN G. TURNER(3)             $0                        N/A            N/A                   $0
TRUSTEE

ROGER VINCENT                 $241.20                   N/A            N/A               $51,082.11
TRUSTEE

RICHARD A. WEDEMEYER(2)       $241.20                   N/A            N/A               $86,477.05
TRUSTEE


1)    Elected as a Trustee of the ING Funds on February 26, 2001.

2) Formerly a Trustee of the original ING Variable Insurance Trust. Elected Trustee of the Pilgrim Funds on February 26, 2001.

3) "Interested person," as defined in the 1940 Act, of the Company because of the affiliation with an investment adviser to the ING Funds. Officers and Trustees who are interested persons do not receive any compensation from the Trusts.


                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

It is expected that the Series shares will be sold to insurance companies affiliated with ING Investments and allocated to variable annuity separate accounts to fund obligations thereunder. Contract holders in these separate accounts are provided the right to direct the voting of fund shares at shareholder meetings. The insurance company votes the shares that it owns in these separate accounts in accordance with contract holders' directions. Undirected shares of the Series will be voted for each account in the same proportion as directed shares.


As of May 28, 2004 the officers and Trustees owned less than 1% of the outstanding shares of the Series.


ING Investments, the Series' investment adviser, and ING Aeltus, the Series' investment sub-adviser, are indirect wholly owned subsidiaries of ING Groep N.V.
(ING). ING is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. ING's principal executive offices are located at Strawinskylaan 2631, 1077 zz Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.


                        INVESTMENT MANAGEMENT AGREEMENT



The Fund on behalf of the Series entered into an investment management agreement (Management Agreement) appointing ING Investments, LLC (ING Investments) as the investment adviser of the Series. In approving the Management Agreement for the Series, the Board of Trustees, including the Independent Trustees, considered a number of factors, including, but not limited to: (1) prior performance of comparable funds (2) the nature and quality of the services to be provided by ING Investments including ING Investments' experience in overseeing sub-advisers for other mutual funds for which ING Investments serves as investment adviser;
(3) the
performance of the mutual funds for which ING Investments currently serves as investment adviser; (4) the depth, experience and the financial strength of ING Investments and the profitability of ING Investments from management of the Series; (5) the fact that the advisory fee imposed under the Management Agreement would be identical to those imposed by ING Aeltus as to prior series of the Fund; (6) the fact that ING Aeltus would manage the Series in its capacity as sub-adviser; (7) the projected expense ratios for the Series including ING Investments' commitment to maintain expense limitations for the Series; (8) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of ING Investments, as well as its efforts in recent years to build its investment management capabilities and administrative infrastructure and (7) the fairness of the compensation payable to ING Investments under the Management Agreement in light of the services provided.



Based upon its review, the Board determined that the Investment Management Agreement was in the interests of the Series and its shareholders. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board, including the unanimous vote of the Independent Trustees, approved the Management Agreement.



Under the Management Agreement, and subject to the supervision of the Board, ING Investments has responsibility for supervising all aspects of the operations of the Series including the selection, purchase and sale of securities. Under the Management Agreement, ING Investments is given the right to delegate any or all of its obligations to a sub-adviser.



The Management Agreement provides that ING Investments is responsible for payment of all costs of its personnel, its overhead and of its employees who also serve as officers or members of the Board and that the Series is responsible for payment of all other of its costs.



For the services under the Management Agreement, ING Investments will receive an annual fee, payable monthly, as described in the Prospectus.



As of March 31, 2004, ING Investments, LLC had assets under management of over $35.4 billion.


                            THE SUBADVISORY AGREEMENT


ING Investments and the Series, on behalf of the Series, have entered into an agreement (Subadvisory Agreement) appointing Aeltus Investment Management Inc. (ING Aeltus) as sub-adviser of the Series. In approving the Subadvisory Agreement for the Series, the Board of Trustees, including the Independent Trustees, considered a number of factors including, among other things (1) performance of similar ING Funds for which ING Aeltus is the sub-adviser; (2) the nature and quality of the services to be provided by ING Aeltus; (3) the fairness of the compensation under the Subadvisory Agreement in light of the services to be provided; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of ING Aeltus; and (5) the expenses to be borne by the shareholders of the Series. In addition, the Board considered the importance of maintaining the continuity of management with ING Investments as the Series' investment adviser. The Board noted that the overall advisory fee paid by the Series would remain the same as previous series and that the advisory services to be provided by ING Aeltus under the Subadvisory Agreement would be materially the same as the advisory services provided by ING Aeltus under the prior Management Agreement.


Based upon its review, the Board determined that the Subadvisory Agreement for the Series was in the interests of the Series and its shareholders. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board, including the unanimous vote of the Independent Trustees, approved the Subadvisory Agreement.


The Subadvisory Agreement gives ING Aeltus broad latitude to select securities for the Series consistent with the investment objective and policies of the Series subject to ING Investments' oversight. The Subadvisory Agreement contemplates that ING Aeltus will be responsible for all aspects of managing the Series' investments.


For the services under the Subadvisory Agreement, ING Aeltus will receive an annual fee payable monthly as set forth below.

                             Offering Period 0.1125%
                            Guarantee Period 0.270%


As of March 31, 2004, ING Aeltus had assets under management of over $53.48 billion.


                        ADMINISTRATIVE SERVICES AGREEMENT

Pursuant to an Administrative Services Agreement, ING Funds Services, LLC (IFS) acts as administrator and provides certain administrative and shareholder services necessary for the Series' operations and is responsible for the supervision of other service providers. The services provided by IFS include:
(1) internal accounting services; (2) monitoring regulatory compliance, such as reports and filings with the Commission and state securities commissions; (3) preparing financial information; (4) preparing semi-annual and annual reports to shareholders; (5) calculating the net asset value (NAV); (6) preparing certain shareholder communications; (7) supervising the custodian and transfer agent; and (8) reporting to the Board.

IFS is the administrator for the Series. IFS has responsibility for certain administrative and internal accounting and reporting services, maintenance of relationships with third party service providers such as the transfer agent and custodian, calculation of the NAV and other financial reports prepared for the Series.

Listed below is the administrative services fee IFS is entitled to receive on an annual rate based on average daily net assets of the Series:

                        ADMINISTRATIVE FEE                  SERIES ASSETS
                        ------------------            -----------------------------
                             0.055%                   on the first $5 billion
                             0.030%                   on all assets over $5 billion

                          EXPENSE LIMITATION AGREEMENT


The Investment Adviser has entered into an agreement (Expense Limitation Agreement) with ING GET U.S. Core Portfolio, on behalf of the Series, pursuant to which the Investment Adviser has agreed to waive or limit its fees. In connection with this agreement and certain U.S. tax requirements, the Investment Adviser will assume other expenses so that the total annual ordinary operating expenses of the Series which excludes interest, taxes, brokerage commissions, other investment-related costs extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the Series' business, and expenses of any counsel or other persons or services retained by the Series' Trustees who are not "interested persons" (as defined in the 1940 Act) of the Investment Adviser or Sub-Adviser do not exceed 0.65% during the Offering Period, and 1.00% during the Guarantee Period.



The Series will at a later date reimburse the Investment Adviser for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such reimbursement, the Series' expense ratio does not exceed the percentage described above. The Investment Adviser will only be reimbursed for fees waived or expenses assumed after the effective date of the Expense Limitation Agreement.



The Expense Limitation Agreement will continue until December 31, 2004. The Expense Limitation Agreement is contractual and automatically renews for one-year terms unless the Investment Manager provides written notice to the Series of the termination of the Agreement at least 30 days prior to the end of the then-current term. In addition, the Agreement shall terminate upon termination of the Management Agreement, or it may be terminated by the Series, without payment of any penalty, upon ninety (90) days' prior written notice to the Investment Manager at its principal place of business.


                                    CUSTODIAN


The Bank of New York, One Wall Street, New York, New York 10286, serves as custodian for the assets of the Series.


The custodian does not participate in determining the investment policies of the Series nor in deciding which securities are purchased or sold by the Series. The Series may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

                                 TRANSFER AGENT

DST Systems, Inc., P.O. Box 419368, Kansas City, Missouri 64141, serves as the transfer agent and dividend-paying agent to the Series.

                              INDEPENDENT AUDITORS

KPMG LLP, 99 High Street, Boston, MA 02110 serves as independent auditors to the Series. KPMG LLP provides audit and tax services, assistance and consultation in connection with the Commission filings.

                              PRINCIPAL UNDERWRITER


ING Funds Distributor, LLC, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, has agreed to use its best efforts to distribute the shares as the principal underwriter of the Series pursuant to an agreement (Distribution Agreement) between it and the Series. The Distribution Agreement was approved by the Board on February 25, 2003 to continue through September 1, 2004. The Distribution Agreement may be continued from year to year thereafter if approved annually by the Trustees or by a vote of holders of a majority of the Series' shares, and by a vote of a majority of the Trustees who are not "interested persons," as that term is defined in the 1940 Act, of ING Funds Distributor, LLC, and who are not interested persons of the Series, appearing in person at a meeting called for the purpose of approving such Agreement. This Agreement terminates automatically upon assignment, and may be terminated at any time on sixty (60) days' written notice by the Trustees or ING Funds Distributor, Inc. or by vote of holders of a majority of the Series' shares without the payment of any penalty.


ING Funds Distributor, LLC is a wholly owned subsidiary of ING Groep N.V. and is an affiliate of ING Investments.

                       DISTRIBUTION SERVICING ARRANGEMENTS

Series shares are distributed by ING Funds Distributor, LLC. The Series will offer shares only during the Offering Period. Shares of the Series are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution Plan, ING Funds Distributor, LLC is paid an annual distribution fee at the rate of 0.25% of the average daily net assets of the shares of the Series. The distribution fee may be used to cover expenses incurred in promoting the sale of the shares, including (a) the costs of printing and distributing to prospective investors Prospectuses, statements of additional information and sales literature; (b) payments to investment professionals and other persons who provide support services in connection with the distribution of shares and other related services; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the foregoing expenses that exceed the distribution fee. ING Funds Distributor, LLC may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates.

ING Funds Distributor, LLC is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Distribution Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether the Plan should be continued. The terms and provisions of the Plan relating to required reports, term, and approval are consistent with the requirements of Rule 12b-1.

The Distribution Plan specifies that the Series must pay a distribution fee to ING Funds Distributor, LLC for its distribution-related activities, not as reimbursement for specific expenses incurred. Therefore, even if ING Funds Distributor, LLC's expenses exceed the distribution fee it receives, the Series will not be obligated to pay more than that fee. On the other hand, if ING Funds Distributor, LLC's expenses are less than such fee, ING Funds Distributor, LLC will retain its full fee and realize a profit.

The Distribution Plan continues from year to year, provided such continuance is approved annually by vote of the Board, including a majority of the independent Trustees. The Distribution Plan may not be amended to increase the amount to be spent for the services provided by ING Funds Distributor, LLC without shareholder approval. All amendments to the Distribution Plan must be approved by the Board in the manner described above. The Distribution Plan may be terminated at any time, without penalty, by vote of a majority of the independent Trustees upon not more than thirty (30) days notice to any other party to the Distribution Plan. All persons who are under common control with the Series could be deemed to have a financial interest in the Plan. No other interested person of the Series has a financial interest in the Plan.

In approving the Distribution Plan, the Board considered all the features of the distribution system, including 1) the advantage to investors in having no initial sales charges deducted from Series purchase payments and instead having the entire amount of their purchase payments immediately invested in Series shares, 2) the advantages to the shareholders of economies of scale resulting from growth in the assets of The ING GET Fund and potential continued growth, 3) the services provided to the Series and its shareholders by ING Funds Distributor, LLC, and 4) ING Funds Distributor, LLC's shareholder distribution-related expenses and costs.


ING Funds Distributor LLC, the Investment Adviser, Sub-Adviser, or any of their affiliates may make payments out of their own resources to securities dealers who have sold or who are expected to sell a significant amount of Series shares. In addition, payments may be made to securities dealers who agree to provide one or more of the following services which may result in the sale of Series shares: preferential or increased access to its registered representatives, coverage or increased coverage of the funds in the ING Funds group, assignment of additional human and other resources in connection with sales of Series shares, and/or coverage or increased coverage of the ING Fund group in internal and/or external communications. Payments may be made on the basis of shares sold and/or the value of Series shares held by customers of the securities dealers.



                  DISCLOSURE OF THE FUND'S PORTFOLIO SECURITIES



The Fund is required by the SEC to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Fund's annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.



Other than in regulatory filings, the Fund may provide its complete portfolio holdings schedule to third parties when the Fund has a legitimate business purpose for doing so. Specifically, the Fund's disclosure of its portfolio holdings may include disclosure: to the Fund's auditors for use in providing audit opinions; to financial printers for the purpose of preparing Fund regulatory filings; for the purpose of due diligence regarding a merger or acquisition; to a new adviser or sub-adviser prior to the commencement of its management of the Fund; to rating agencies for use in developing a rating for the Fund; and to service providers, such as proxy-voting services providers and portfolio-management database providers, in connection with their providing services benefiting the Fund. In all instances of such disclosure, the receiving party is subject to confidentiality agreements with the Fund that restricts the use of such information.



In addition to the disclosure discussed above, the Fund compiles a Top Ten List composed of its ten largest holdings. This information is produced monthly and provided to third parties on the tenth day of each month. The "Top Ten" holdings information is as of the last day of the previous month. The Top Ten List also is provided in quarterly Fund descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.



If a third party requests specific, current information regarding the Fund's portfolio holdings, the Fund will refer the third party to the latest Top Ten List or the latest regulatory filing.


                    BROKERAGE ALLOCATION AND TRADING POLICIES


Subject to the supervision of the Board, the Sub-Adviser has responsibility for making investment decisions, for effecting the execution of trades and for negotiating any brokerage commissions thereon. It is the Sub-Adviser's policy to obtain the best quality of execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a firm's capital position), research and other services related to execution. The relative priority given to these factors will depend on all of the circumstances regarding a specific trade. The Sub-Adviser may also consider the sale of shares of registered investment companies advised by the Sub-Adviser as a factor in the selection of brokerage firms to execute the Series' portfolio transactions or in the designation of a portion of the commissions charged on those transactions to be paid to other broker-dealers, subject to the Sub-Adviser's duty to obtain best execution.



The Sub-Adviser receives a variety of brokerage and research services from brokerage firms in return for the execution by such brokerage firms of trades on behalf of the Series. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Series and other investment companies, services related to the execution of trades on behalf of the Series and advice as to the valuation of securities, the providing of equipment used to communicate research information and specialized consultations with Series personnel with respect to computerized systems and data furnished to the Series as a component of other research services. The Sub-Adviser considers the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in the Series' securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction. The Sub-Adviser's policy in selecting a broker to effect a particular transaction is to seek to obtain "best execution," which means prompt and efficient execution of the transaction at the best obtainable price with payment of commissions which are reasonable in relation to the value of the services provided by the broker, taking into consideration research and brokerage services provided. When the trader believes that more than one broker can provide best execution, preference may be given to brokers that provide additional services to the Sub-Adviser.



Research services furnished by brokers through whom the Series effects securities transactions may be used by the Sub-Adviser in servicing all of its accounts; not all such services will be used by the Sub-Adviser to benefit the Series.



Consistent with federal law, the Sub-Adviser may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions, or (2) by means of separate, non-commission payments. The Sub-Adviser's judgment as to whether and how it will obtain the specific brokerage and research services will be based upon its analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect the Sub-Adviser's opinion as to which services and which means of payment are in the long-term best interests of the Series.



The Series and another advisory client of the Sub-Adviser or the Sub-Adviser itself, may desire to buy or sell the same security at or about the same time. In such a case, the purchases or sales (including initial public offerings or IPOs) will normally be aggregated, and then allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold by each. In some cases the smaller orders will be filled first. In determining the amounts to be purchased and sold, the main factors to be considered are the respective investment objectives of the Series and the other accounts, the relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, and the size of their respective investment commitments. Prices are averaged for aggregated trades.



                                 CODE OF ETHICS


The Board adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.

The Series, ING Investments, ING Distributor, Inc. and ING Aeltus each have adopted a Code of Ethics (in accordance with Rule 17j-1 under the 1940 Act). Each Code of Ethics allows personnel subject to that Code to invest in securities, including securities that may be purchased or held by the Series. However, it prohibits a person from taking advantage of Series trades or from acting on inside information.

                            PROXY VOTING PROCEDURES

The Board of Trustees of the Fund (the "Board") has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Fund's portfolio securities. The procedures and guidelines delegate to the Adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to the Adviser, the Board has also approved the Adviser's proxy voting procedures which require the Adviser to vote proxies in accordance with the Fund's proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. A copy of the proxy voting procedures and guidelines of the Fund, including the procedures of the Adviser, is attached hereto as Appendix A. Beginning on or about August 31, 2004, and no later than August 31st annually thereafter, information regarding how the Fund votes proxies relating to portfolio securities for the one year period ending June 30th will be made available through the ING Funds' website (www.ingfunds.com) or by accessing the SEC's EDGAR database (www.sec.gov).

                        PURCHASE AND REDEMPTION OF SHARES

Shares of the Series are purchased and redeemed at the NAV next determined after receipt of a purchase or redemption order in acceptable form as described in the Prospectus.

The value of shares redeemed may be more or less than a shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption. Payment for shares redeemed will be made by the Series within seven days or the maximum period allowed by law, if shorter, after the redemption request is received by the Series or by the insurance company.

                                 NET ASSET VALUE



As noted in the Prospectus, the NAV and offering price shares of each Series of the Fund will be determined once daily as of the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) during each day on which the NYSE is open for trading. As of the date of this Statement of Additional Information, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.



Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Short-term obligations maturing in 60 days or less will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. See "Net Asset Value" under the "Investments In, And Exchanges And Redemptions From, The Series" section of the Prospectus. The long-term debt obligations held in a Fund's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.



Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Fund's Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Fund calculates its NAV, may also be valued at their fair values as determined in good faith by or under the supervision of the Fund's Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Fund related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.



The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Fund determines its NAV or if the foreign exchange closes prior to the time the Fund determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Fund's NAV may not take place contemporaneously with the determination of the prices of securities held by the Fund in foreign securities markets. Further, the value of a Fund's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Fund. In calculating a Fund's NAV, foreign securities in foreign currency are converted to U.S. dollar equivalents.



If a significant event which is likely to impact the value of a foreign security held by a Fund occurs after the time at which the foreign market for such security closes but before the time that the Fund's NAV is calculated on any business day, such event may be taken into account in determining the fair value of such security at the time the Fund calculates its NAV. The Board has adopted procedures under which the fair value of a foreign security may, upon the occurrence of a significant event or if the closing value is deemed unreliable, be determined as of the time a Fund calculates its NAV. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities. A research service may use statistical analyses and quantitative models to help determine fair value as of the time a Fund calculates its NAV, and there can be no assurance that these analyses and/or models will accurately gauge the effect of subsequent events on closing price of a foreign security. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. The fair value assigned to a security may not represent the actual value that a Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Funds are not obligated to use the fair valuations suggested by any research service, and valuations provided by such research services may be overridden if other events have occurred, or if other fair valuations or the closing values are determined in good faith to be more accurate. Unless an event has occurred which constitutes a significant event under procedures adopted by the Board or unless closing prices are otherwise deemed unreliable, events affecting the values of portfolio securities that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Fund's NAV per share.



Options on currencies purchased by the Fund are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.



The fair value of other assets is added to the value of all securities positions to arrive at the value of the Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.



In computing the NAV for the shares of a Series of the Fund, all Series-specific liabilities incurred or accrued are deducted from the Series' net assets. The resulting net assets are divided by the number of shares of the Series outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.


                                   TAX STATUS

The following is only a limited discussion of certain additional tax considerations generally affecting the Series. No attempt is made to present a detailed explanation of the tax treatment of the Series and no explanation is provided with respect to the tax treatment of any shareholder. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning. Holders of variable annuity contracts must consult their contract prospectus, prospectus summary or disclosure statement for information concerning the federal income tax consequences of owning such contracts.

Qualification as a Regulated Investment Company

The Series has elected to be taxed as a regulated investment company under Subchapter M of the Code. If for any taxable year the Series does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Series' current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

Qualification of Segregated Asset Accounts

Under Code section 817(h), a segregated asset account upon which a variable annuity contract is based must be "adequately diversified." A segregated asset account will be adequately diversified if it satisfies one of two alternative tests set forth in the Treasury Regulations. Specifically, the Treasury Regulations provide, that except as permitted by the "safe harbor" discussed below, as of the end of each calendar quarter (or within 30 days thereafter) no more than 55% of the Series' total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions may be considered the same issuer. As a safe harbor, a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, U.S. government securities and securities of other regulated investment companies.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a regulated investment company will be entitled to "look-through" the regulated investment company to its pro rata portion of the regulated investment company's assets, provided the regulated investment company satisfies certain conditions relating to the ownership of the shares.

Foreign Investments

Investment income from foreign securities may be subject to foreign taxes withheld at the source. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Series' assets to be invested in various countries is not known.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on the undistributed income of a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year). Tax-exempt interest on municipal obligations is not subject to the excise tax. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

The Series intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, shareholders should note that the Series may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

                             PERFORMANCE INFORMATION

Performance information for the Series including the total return may appear in reports or promotional literature to current or prospective shareholders.

Average Annual Total Return

Quotations of average annual total return for the Series will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Series over a period of one and five years (or, if the Series has not been in existence for such periods, up to the life of the Series), calculated pursuant to the formula:

                    P(1 + T)(raised to the Nth power) = ERV

Where:
P = a hypothetical initial payment of $1,000

T = an average annual total return

n = the number of years

ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5, or 10 year period (or fractional portion thereof).

Performance information for the Series may be compared, in reports and promotional literature, to: (a) the S&P 500 and/or the Lehman Brothers Aggregate Bond Index, or other indices (including, where appropriate, a blending of indices) that measure performance of a pertinent group of securities widely regarded by investors as representative of the securities markets in general;
(b) other groups of investment companies tracked by Morningstar or Lipper Analytical Services, widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Series.

                                   APPENDIX A

                                    ING FUNDS

                     PROXY VOTING PROCEDURES AND GUIDELINES
                          Effective as of July 10, 2003
                 As amended August 21, 2003 and November, 2003

I.    INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by each of the Funds' Boards of Trustees/Directors(1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.   VALUATION AND PROXY VOTING COMMITTEE

The Boards hereby delegate to the Valuation and Proxy Voting Committee of each Board (each a "Committee" and collectively, the "Committees") the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund's investment adviser (the "Adviser"). The Proxy Voting Procedures of the Adviser are attached hereto as Exhibit 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the

----------
(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation and Proxy Voting Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation and Proxy Voting Committee with respect to any other Fund.

(2) The independent Trustees/Directors are those Board members who are not "interested persons" within the meaning of Section 2(a)(19) the Investment Company Act of 1940.

full Board. Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined below and in the Adviser's proxy voting procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

III.  DELEGATION OF VOTING RESPONSIBILITY

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of each Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation and Proxy Voting Committee.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.

When a Fund is a feeder in a master/feeder structure, proxies for the portfolio securities of the master fund will be voted pursuant to the master fund's proxy voting policies and procedures.

IV.   APPROVAL AND REVIEW OF PROCEDURES

Each Fund's Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 2. The Board hereby approves such procedures. All material changes to such procedures must be approved by the Board or the Valuation and Proxy Voting Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Valuation and Proxy Voting Committee at its next regularly scheduled meeting.

V.    VOTING PROCEDURES AND GUIDELINES

The Guidelines which are set forth in Exhibit 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

      A.    Routine Matters

      The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against" or "Abstain" on a proposal. However, the Agent shall be directed to refer proxy proposals to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, they appear to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

      B.    Matters Requiring Case-by-Case Consideration

      The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted a "case-by-case" consideration.

      Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

      The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

            1.    Votes in Accordance with Agent Recommendation

            In the event the Proxy Group recommends a vote in accordance with the Agent's recommendation, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in accordance with the Agent's recommendation.

            2.    Non-Votes

            The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

            3. Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, or Where No Recommendation is Provided by Agent.

            If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will then request that each member of the Proxy Group and each Investment Professional participating in the voting process provide a Conflicts Report (as such term is defined for purposes of the Adviser's proxy voting procedures).

            If Counsel determines that a conflict of interest appears to exist with respect to any member of the Proxy Group or the relevant Investment Professional(s), the Proxy Coordinator will then call a meeting of the Valuation and Proxy Voting Committee and forward to such committee all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser's proxy voting procedures).

            If Counsel determines that there does not appear to be a conflict of interest with respect to any member of the Proxy Group or the relevant Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

            4.    Referrals to a Fund's Valuation and Proxy Voting Committee

            A Fund's Valuation and Proxy Voting Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

            The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation and Proxy Voting Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.   CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends a vote contrary to the Procedures and Guidelines, or contrary to the recommendation of the Agent, or where the Procedures and Guidelines are silent and the Agent has made no recommendation, and Counsel has determined that a conflict of interest appears to exist with respect to any member of the Proxy Group or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund's Valuation and Proxy Voting Committee for determination so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which it may be deemed to have a conflict of interest.

VII.  REPORTING AND RECORD RETENTION

Beginning in August 2004, on an annual basis, each Fund will post its proxy voting record or a link thereto for the prior one-year period ending on June 30th on the ING Funds website. The proxy voting record posted for any Fund that is a feeder in a master/feeder structure will be that of the master fund. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.

                                    EXHIBIT 1
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                                ING EQUITY TRUST
                                 ING FUNDS TRUST
                           ING INVESTMENT FUNDS, INC.
                               ING INVESTORS TRUST
                               ING MAYFLOWER TRUST
                                ING MUTUAL FUNDS
                              ING PRIME RATE TRUST
                             ING SENIOR INCOME FUND
                          ING VARIABLE INSURANCE TRUST
                           ING VARIABLE PRODUCTS TRUST
                       ING VP EMERGING MARKETS FUND, INC.
                         ING VP NATURAL RESOURCES TRUST
                               USLICO SERIES FUND

Effective as of July 10, 2003

                                    EXHIBIT 2
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                              ING INVESTMENTS, LLC,
                             DIRECTED SERVICES, INC.
                                       AND
                     ING LIFE INSURANCE AND ANNUITY COMPANY

                             PROXY VOTING PROCEDURES
                          Effective as of July 10, 2003

I.    INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, proxies will be voted in all instances.

II.   ROLES AND RESPONSIBILITIES

      A.    Proxy Coordinator

      The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines ("Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, the proxy Coordinator will call a meeting of the Proxy Group.

      B.    Agent

      An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

      The Agent shall be instructed to vote all proxies in accordance with the ING Funds' Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser's Proxy Group, or a Fund's Valuation and Proxy Voting Committee.

      The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

      C.    Proxy Group

      The Adviser shall establish a Proxy Group (the "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy

      Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.

      A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group.

      A meeting of the Proxy Group will be held whenever the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation with respect to a vote on a proposal.

      For each proposal referred to the Proxy Group, it will review (1) the Procedures and Guidelines, (2) the recommendation of the Agent, if any,
      (3) the recommendation of the Investment Professional(s) and (4) any other resources that the Proxy Group deems appropriate to aid in a determination of a recommendation.

      If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

      If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall follow the procedures for such voting as established by a Fund's Board.

      D.    Investment Professionals

      The Funds' Advisers, sub-advisers and/or portfolio managers (referred to herein as "Investment Professionals") may be asked to submit a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate.

III.  VOTING PROCEDURES

      A. In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

      B.    Routine Matters

      The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against" or "Abstain" on a proposal. However, the Agent shall be directed to refer proxy proposals to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear.

      C.    Matters Requiring Case-by-Case Consideration

      The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted a "case-by-case" consideration.

      Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

      The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

            1.    Votes in Accordance with Agent Recommendation

            In the event the Proxy Group recommends a vote in accordance with the Agent's recommendation, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in accordance with the Agent's recommendation.

            2.    Non-Votes

            The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

            3. Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, or Where No Recommendation is Provided by Agent.

            If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.

            4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation and Proxy Voting Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.   CONFLICTS OF INTEREST

In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group and each Investment Professional participating in the voting process must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives.

For all matters for which the Proxy Group recommends a vote contrary to Procedures and Guidelines, or the recommendation of the Agent, where applicable, or where the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

V.    REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

                                   APPENDIX 1
                                     TO THE
                        ADVISERS' PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:

       NAME                                                 TITLE OR AFFILIATION
       ----                                                 --------------------
Stanley D. Vyner                      Chief Investment Risk Officer and Executive Vice President of ING
                                      Investments, LLC

Karla J. Bos                          Acting Proxy Coordinator

Kimberly A. Anderson                  Senior Vice President and Assistant Secretary, ING Investments, LLC

Maria Anderson                        Assistant Vice President - Manager Fund Compliance of ING Funds Services,
                                      LLC

Michael J. Roland                     Executive Vice President and Chief Financial Officer of ING Investments, LLC

J. David Greenwald                    Vice President - Fund Compliance of ING Fund Services, LLC

Megan L. Dunphy, Esq.                 Counsel, ING Americas US Legal Services

Theresa K. Kelety, Esq.               Counsel, ING Americas US Legal Services

Effective as of July 10, 2003

                                    EXHIBIT 3
                                     TO THE
                        ING FUNDS PROXY VOTING PROCEDURES

                    PROXY VOTING GUIDELINES OF THE ING FUNDS
                          Effective as of July 10, 2003
                 As amended August 21, 2003 and November 11, 2003

I.    INTRODUCTION

The following is a statement of the proxy voting Guidelines that have been adopted by the respective Boards of Directors or Trustees of each Fund.

Proxies must be voted in the best interest of the Fund. The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.   GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous Governance Provisions, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in Global Proxies.

In all cases where "case-by-case" consideration is noted, it shall be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc. Such policy may be overridden in any case pursuant to the procedures outlined herein.

1.    THE BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a CASE-BY-CASE basis.

SEPARATING CHAIRMAN AND CEO

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately.

PROPOSALS SEEKING A MAJORITY OF INDEPENDENT DIRECTORS

Evaluate on a CASE-BY-CASE basis shareholder proposals asking that a majority of directors be independent. Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors.

STOCK OWNERSHIP REQUIREMENTS

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

TERM OF OFFICE

Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.

AGE LIMITS

Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:

      (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

      (2)   Only if the director's legal expenses would be covered.

2.    PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

REIMBURSE PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.    AUDITORS

RATIFYING AUDITORS

Generally, vote FOR proposals to ratify auditors.

NON-AUDIT SERVICES

Consider on a CASE-BY-CASE basis proposals to approve auditors when total non-audit fees exceed the total of audit fees, audit-related fees and permissible tax fees.

AUDITOR INDEPENDENCE

Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

AUDIT FIRM ROTATION (SHAREHOLDER PROPOSALS):

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.    PROXY CONTEST DEFENSES

BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

Generally, vote AGAINST proposals to classify the board.

Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

SHAREHOLDER ABILITY TO REMOVE DIRECTORS

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.

Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

CUMULATIVE VOTING

Generally, vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board.

Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.    TENDER OFFER DEFENSES

POISON PILLS

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.

Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

GREENMAIL

Generally, vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

PALE GREENMAIL

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

UNEQUAL VOTING RIGHTS

Generally, vote AGAINST dual-class exchange offers.

Generally, vote AGAINST dual-class recapitalizations.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

WHITE SQUIRE PLACEMENTS

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.    MISCELLANEOUS GOVERNANCE PROVISIONS

CONFIDENTIAL VOTING

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

      - In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

      -     If the dissidents agree, the policy remains in place.

      - If the dissidents do not agree, the confidential voting policy is waived.

Generally, vote FOR management proposals to adopt confidential voting.

EQUAL ACCESS

Generally, vote FOR shareholder proposals that would allow significant company shareholders (defined as those holding more than $5 million in securities of the company in question) equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

SHAREHOLDER ADVISORY COMMITTEES

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

7.    CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis.

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns.

REVERSE STOCK SPLITS

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

PREFERRED STOCK

Generally, vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Generally, vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.

Generally, vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Generally, vote FOR management proposals to reduce the par value of common stock.

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

DEBT RESTRUCTURINGS

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

SHARE REPURCHASE PROGRAMS

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.    EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Generally, vote AGAINST management proposals seeking approval to reprice options.

DIRECTOR COMPENSATION

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

OBRA-RELATED COMPENSATION PROPOSALS:

      AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE FEATURES

      Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

      AMENDMENTS TO ADD PERFORMANCE-BASED GOALS

      Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

      AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

      Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of
      Section 162(m) should be evaluated on a CASE-BY-CASE basis.

      APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

      Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY

Generally, vote FOR shareholder proposals that seek additional disclosure of executive and director pay information.

Review on a CASE-BY-CASE basis all other shareholder proposals that seek to limit executive and director pay.

GOLDEN AND TIN PARACHUTES

Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

401(k) EMPLOYEE BENEFIT PLANS

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

EXPENSING OF STOCK OPTIONS

Consider shareholder proposals to expense stock options on a CASE-BY-CASE basis.

9.    STATE OF INCORPORATION

VOTING ON STATE TAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis.

10.   MERGERS AND CORPORATE RESTRUCTURINGS

MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations, and asset sales should be considered on a CASE-BY-CASE basis.

SPINOFFS

Votes on spinoffs should be considered on a CASE-BY-CASE basis.

ASSET SALES

Votes on asset sales should be made on a CASE-BY-CASE basis.

LIQUIDATIONS

Votes on liquidations should be made on a CASE-BY-CASE basis.

ADJOURNMENT

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

APPRAISAL RIGHTS

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME

Generally, vote FOR changing the corporate name.

11.   MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote the election of directors on a CASE-BY-CASE basis.

CONVERTING CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis.

PROXY CONTESTS

Vote proxy contests on a CASE-BY-CASE basis.

INVESTMENT ADVISORY AGREEMENTS

Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES

Generally, vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 ACT POLICIES

Vote these proposals on a CASE-BY-CASE basis.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION

Vote these proposals on a CASE-BY-CASE basis.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

Generally, vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME RULE PROPOSALS

Vote these proposals on a CASE-BY-CASE basis.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis.

CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a CASE-BY-CASE basis.

CHANGING THE DOMICILE OF A FUND

Vote reincorporations on a CASE-BY-CASE basis.

CHANGE IN FUND'S SUBCLASSIFICATION

Vote these proposals on a CASE-BY-CASE basis.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL

Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis.

MASTER-FEEDER STRUCTURE

Generally, vote FOR the establishment of a master-feeder structure.

CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a CASE-BY-CASE basis.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

TERMINATE THE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.   SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.


13.   GLOBAL PROXIES

While a number of the foregoing Guidelines may be applied to both U.S. and global proxies, the following provide for the differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

ROUTINE MANAGEMENT PROPOSALS

Generally, vote FOR the following and other similar routine management proposals:

     o   the opening of the shareholder meeting
     o   that the meeting has been convened under local regulatory requirements
     o   the presence of quorum
     o   the agenda for the shareholder meeting
     o   the election of the chair of the meeting
     o   the appointment of shareholders to co-sign the minutes of the meeting
     o   regulatory filings (e.g., to effect approved share issuances)
     o the designation of inspector or shareholder representative(s) of minutes of meeting
     o the designation of two shareholders to approve and sign minutes of meeting
     o   the allowance of questions
     o   the publication of minutes
     o   the closing of the shareholder meeting

DISCHARGE OF MANAGEMENT/SUPERVISORY BOARD MEMBERS

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors or directors or legal action is being taken against the board by other shareholders.

DIRECTOR REMUNERATION

Consider director compensation plans on a CASE-BY-CASE basis. Generally, vote FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

APPROVAL OF FINANCIAL STATEMENTS AND DIRECTOR AND AUDITOR REPORTS

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company's financial accounts and reporting.


REMUNERATION OF AUDITORS

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

INDEMNIFICATION OF AUDITORS
Generally, vote AGAINST proposals to indemnify auditors.

ALLOCATION OF INCOME AND DIVIDENDS

Generally, vote FOR management proposals concerning allocation of income and the distribution of dividends, unless the amount of the distribution is consistently and unusually small or large.

STOCK (SCRIP) DIVIDEND ALTERNATIVES

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

DEBT ISSUANCE REQUESTS

When evaluating a debt issuance request, the issuing company's present financial situation is examined. The main factor for analysis is the company's current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

FINANCING PLANS

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

RELATED PARTY TRANSACTIONS

Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms.

CAPITALIZATION OF RESERVES

Generally, vote FOR proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

ARTICLE AMENDMENTS

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:

     o    it is editorial in nature;

     o    shareholder rights are protected;

     o    there is negligible or positive impact on shareholder value;

     o    management provides adequate reasons for the amendments; and

     o    the company is required to do so by law (if applicable).




                                             Statement of Additional Information

                          ING GET U.S. CORE PORTFOLIO


                                    SERIES 6



            STATEMENT OF ADDITIONAL INFORMATION DATED [        ], 2004



This Statement of Additional Information (Statement) is not a Prospectus and should be read in conjunction with the current Prospectus for ING GET U.S. Core Portfolio (Portfolio), Series 6 (Series). Capitalized terms not defined herein are used as defined in the Prospectus. The Offering Period for Series 6 begins on September 10, 2004 and continues through December 9, 2004. ING Variable Insurance Trust (the "Fund") is authorized to issue multiple series of shares, each representing a diversified portfolio of investments with different investment objectives, policies and restrictions. This Statement applies to the Series.



A free copy of the Series 6 Prospectus is available upon request by writing to the Portfolio at: P.O. Box 9271, Des Moines, IA 50306-9271, or by calling (800) 531-4547.



                                TABLE OF CONTENTS


GENERAL INFORMATION..........................................................      1
INVESTMENT OBJECTIVE AND RESTRICTIONS........................................      2
INVESTMENT TECHNIQUES AND RISK FACTORS.......................................      3
OTHER CONSIDERATIONS.........................................................      8
THE ASSET ALLOCATION PROCESS.................................................      8
MANAGEMENT OF THE PORTFOLIO..................................................      9
TRUSTEE OWNERSHIP OF SECURITIES..............................................     17
COMPENSATION OF TRUSTEES.....................................................     18
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS...................................     18
INVESTMENT ADVISORY AGREEMENT................................................     18
THE SUBADVISORY AGREEMENT....................................................     19
ADMINISTRATIVE SERVICES AGREEMENT............................................     19
EXPENSE LIMITATION AGREEMENT.................................................     20
CUSTODIAN....................................................................     20
TRANSFER AGENT...............................................................     20
INDEPENDENT AUDITORS.........................................................     20
PRINCIPAL UNDERWRITER........................................................     20
DISTRIBUTION SERVICING ARRANGEMENTS..........................................     21
DISCLOSURE OF THE FUND'S PORTFOLIO SECURITIES................................     21
BROKERAGE ALLOCATION AND TRADING POLICIES....................................     21
PURCHASE AND REDEMPTION OF SHARES............................................     22
PROXY VOTING PROCEDURES......................................................
NET ASSET VALUE..............................................................     23
TAX STATUS...................................................................     23
PERFORMANCE INFORMATION......................................................     24



                               GENERAL INFORMATION

On April 5, 2002, the name of the Fund was changed from Pilgrim Variable Insurance Trust Fund to ING Variable Insurance Trust.


Organization. ING Variable Insurance Trust is an open-end management investment company organized as a Delaware business trust on the 15th day of July 1999. Although the Fund currently offers multiple portfolios, this SAI applies only to ING GET U.S. Core Portfolio, Series 6.


Voting Rights. Shareholders of the Series are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of the Board (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. Investors who select the Series for investment through their variable annuity contract) are not the shareholders of the Portfolio. The insurance companies that issue the separate accounts are the true shareholders, but generally pass through voting to investors as described in the prospectus for the applicable Contract.

                      INVESTMENT OBJECTIVE AND RESTRICTIONS


The investment objective for the Series is to achieve maximum total return and minimal exposure of the Series assets to a market value loss by participating, to the extent possible, in favorable equity market performance during the Guarantee Period. The Series will pursue its objective during a specified [seven year period,] the "Guarantee Period," from [December 10, 2004 through December 9, 2011] for Series 6 (Maturity Date). In seeking to achieve its investment objective, the Series has adopted the following restrictions which are matters of fundamental policy and cannot be changed without approval by the holders of the lesser of: (i) 67% of the shares of the Series present or represented at a shareholders' meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Series.


As a matter of fundamental policy, the Series will not:

            (1) Borrow money, except that (a) the Series may enter into certain futures contracts and options related thereto; (b) the Series may enter into commitments to purchase securities in accordance with the Series' investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (c) the Series may borrow money for temporary or emergency purposes in amounts not exceeding 15% of the value of its total assets at the time when the loan is made; and (d) for purposes of leveraging, the Series may borrow money from banks (including its custodian bank) only if, immediately after such borrowing, the value of the Series' assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If at any time the value of the Series' assets fails to meet the 300% coverage requirement relative only to leveraging, the Series shall, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test.

            (2) Act as an underwriter of securities except to the extent that, in connection with the disposition of securities by the Series for its portfolio, the Series or the Fund may be deemed to be an underwriter under the provisions of the 1933 Act.

            (3) Purchase real estate, interests in real estate or real estate limited partnership interests except that, to the extent appropriate under its investment program, the Series may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein.

            (4) Make loans, except that, to the extent appropriate under its investment program, the Series may purchase bonds, debentures or other debt securities, including short-term obligations and enter into repurchase transactions.

            (5) Invest in commodity contracts, except that the Series may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities; may enter into futures contracts and related options, may engage in transactions on a when-issued or forward commitment basis.

            (6) Alter, amend or modify either the Investment Objective or the Principal Investment Strategies of the Series, as described in the Prospectus.

            (7) With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer excluding securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or purchase more than 10% of the outstanding voting securities of any issuer.

            (8) Concentrate its investments in any one industry except that the Series may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. For purposes of this restriction, finance companies will be classified as separate industries according to the end users of their services, such as automobile finance, computer finance and consumer finance. This limitation will not apply to securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities.

Where the Series' investment objective or policy restricts it to holding or investing a specified percentage of its assets in any type of instrument, that percentage is measured at the time of purchase. There will be no violation of any investment policy or restriction if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, in securities rating of the investment or any other change. With respect to fundamental policy number (8), industry classifications are determined in accordance with the classifications established by Standard & Poor's, a division of The McGraw-Hill Companies, (S&P).

The Series also has adopted certain other investment policies and restrictions reflecting the current investment practices of the Series, which may be changed by the Board and without shareholder vote. Under such policies and restrictions, the Series will not:

            (1) Mortgage, pledge or hypothecate its assets except in connection with loans of securities as described in (4) above, borrowings as described in
(1) above, and permitted transactions involving options, futures contracts and options on such contracts.

            (2) Invest in companies for the purpose of exercising control or management.

            (3) Make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options in the manner otherwise permitted by the investment restrictions, policies and investment programs of the Series.

                     INVESTMENT TECHNIQUES AND RISK FACTORS

Futures Contracts


The Series will be managed by ING Investment Management Co. (INGIM or Sub-Adviser), formerly known as Aeltus Investment Management, Inc., subject to the oversight by ING Investments, LLC (Investment Adviser or Adviser) as described more fully in the Investment Management Agreement section below.


The Series may enter into future contracts, described below and in the Prospectus, as a means of achieving its investment objective. The Series may invest up to 30% of its assets in derivatives to gain additional exposure to certain markets for investment purposes while maintaining liquidity to meet shareholder redemptions and minimizing trading costs.

The Series may enter into futures contracts subject to the restrictions described below under "Additional Restrictions on the Use of Futures Contracts." THE SERIES WILL ONLY ENTER INTO FUTURES CONTRACTS ON THE S&P 500 INDEX AND U.S. TREASURY SECURITIES. S&P 500 Index futures may not exceed 20% of the market value of the Equity Component. The notional value of U.S. Treasury futures may not exceed 50% of the market value of the Fixed Component. Futures contracts may not be used for speculative purposes. The futures exchanges and trading in the U.S. are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. Brokerage fees are incurred when a futures contract is bought or sold and at expiration, and margin deposits must be maintained.

Although interest rate futures contracts typically require actual future delivery of and payment for the underlying instruments, those contracts are usually closed out before the delivery date. Stock index futures contracts do not contemplate actual future delivery and will be settled in cash at expiration or closed out prior to expiration. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of underlying instrument and the same delivery date.

There can be no assurance, however, that the Series will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Series is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the contract.

The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and equity prices, which in turn are affected by fiscal and monetary policies and national and international political and economic events. Small price movements in futures contracts may result in immediate and potentially unlimited loss or gain to the Series relative to the size of the margin commitment. A purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract.

When using futures contracts as a hedging technique, at best, the correlation between changes in prices of futures contracts and of the instruments or securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or stock market or interest rate trends as well as the expenses associated with creating the hedge.

Most U.S. futures exchanges limit the amount of fluctuation permitted in interest rate futures contract prices during a single trading day, and temporary regulations limiting price fluctuations for stock index futures contracts are also in effect. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some persons engaging in futures transactions to substantial losses.

"Margin" is the amount of funds that must be deposited by the Series with a commodities broker in a custodian account in order to initiate futures trading and to maintain open positions in the Series' futures contracts. A margin deposit is intended to assure the Series' performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy the margin requirement, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will promptly pay the excess to the Series. These daily payments to and from the Series are called variation margin. At times of extreme price volatility, intra-day variation margin payments may be required. In computing daily net asset values, the Series will mark-to-market the current value of its open futures contracts. The Series expects to earn interest income on its initial margin deposits.

When the Series buys or sells a futures contract, unless it already owns an offsetting position, it will designate cash and/or liquid securities having an aggregate value at least equal to the full "notional" value of the futures contract, thereby insuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.

The Series may purchase and sell futures contracts under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of the Series' total assets at market value at the time of entering into a contract and (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts.

Additional Restrictions on the Use of Futures Contracts. CFTC regulations require that to prevent the Series from being a commodity pool, the Series enter into all short futures for the purpose of hedging the value of securities held, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained, and accrued profits on such positions. As evidence of its hedging intent, the Series expects that at least 75% of futures contract purchases will be "completed"; that is, upon the sale of these long contracts, equivalent amounts of related securities will have been or are then being purchased by it in the cash market.

Additional Risk Factors in Using Futures. In addition to any risk factors which may be described elsewhere in this section, or in the Prospectus, the following sets forth certain information regarding the potential risks associated with the Series' transactions in derivatives.

Risk of Imperfect Correlation. The Series' ability to hedge effectively all or a portion of its portfolio through transactions in futures on securities and indices depends on the degree to which movements in the value of the securities or index underlying such hedging instrument correlates with movements in the value of the assets being hedged. If the value of the assets being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for the Series might not be successful and it could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security or index underlying a futures contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the Series' overall return could be less than if the hedging transactions had not been undertaken.

Potential Lack of a Liquid Secondary Market. Prior to exercise or expiration, a futures position may be terminated only by entering into a closing sale transaction, which requires a secondary market on the exchange on which the position was originally established. While the Series will establish a futures position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures contract at any specific time. In such event, it may not be possible to close out a position held by the Series which could require it to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures positions also could have an adverse impact on the Series' ability to effectively hedge its portfolio, or the relevant portion thereof.

The trading of futures contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.


Risk of Predicting Interest Rate Movements. Investments in futures contracts on U.S. Treasury securities involve the risk that if the Sub-Adviser's judgment concerning the general direction of interest rates is incorrect, the overall performance of the Series may be poorer than if it had not entered into any such contract. For example, if the Series has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in the Fixed Component and interest rates decrease instead, the Series will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Series has insufficient cash, it may have to sell bonds from the Fixed Component to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.



Counterparty Risk. With some derivatives there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Series.


Foreign Securities

The Series may invest in depositary receipts of foreign companies included in the S&P 500. Depositary receipts are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Depositary receipts are typically American Depositary Receipts (ADRs), which are designed for U.S. investors and held either in physical form or in book entry form.

Real Estate Securities

The Series may invest in real estate securities through interests in real estate investment trusts (REITs) included in the S&P 500. REITs are trusts that sell securities to investors and use the proceeds to invest in real estate or interests in real estate. A REIT may focus on a particular project, such as apartment complexes, or geographic region, such as the Northeastern U.S., or both.

Investing in stocks of real estate-related companies presents certain risks that are more closely associated with investing in real estate directly than with investing in the stock market generally, including: periodic declines in the value of real estate, generally, or in the rents and other income generated by real estate; periodic over-building, which creates gluts in the market, as well as changes in laws (such as zoning laws) that impair the property rights of real estate owners; and adverse developments in the real estate industry.

Short-term Debt Instruments

The Series may invest in short-term debt obligations (including banker's acceptances, commercial paper, bank notes, time deposits and certificates of deposit). The Series generally will have a portion of its assets in cash or cash equivalents for a variety of reasons, including to satisfy redemption requests from shareholders, waiting for a suitable investment opportunity or taking a defensive position. To earn income on this portion of its assets, the Series may enter into repurchase agreements. Under a repurchase agreement, the Series agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Series' custodian securities with an initial market value of at least 102% of the dollar amount invested by the Series in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the Series' ability to sell the underlying securities. The Series will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

Illiquid Securities


The Series may invest in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities in excess of seven days. Securities that may be resold under Rule 144A under the Securities Act of 1933, as amended (1933
Act) or securities offered pursuant to Section 4(2) of the 1933 Act shall not be deemed illiquid solely by reason of being unregistered. The Sub-Adviser shall determine whether a particular security is deemed to be illiquid based on the trading markets for the specific security and other factors. Illiquid securities will not exceed 15% of the net assets of the Series.


Mortgage-Related Debt Securities

The Series may invest in mortgage-related debt securities, collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). However, each such security must be rated AAA or higher by S&P or Aaa or higher by Moody's, provided that if both S&P and Moody's have issued a rating on the security, such rating shall not be less than AAA/Aaa.

Federal mortgage-related securities include obligations issued or guaranteed by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). GNMA is a wholly owned corporate instrumentality of the U.S., the securities and guarantees of which are backed by the full faith and credit of the U.S. FNMA, a federally chartered and privately owned corporation, and FHLMC, a federal corporation, are instrumentalities of the U.S. with Presidentially appointed board members. The obligations of FNMA and FHLMC are not explicitly guaranteed by the full faith and credit of the federal government.

Pass-through mortgage-related securities are characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders, like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, often twenty or thirty years, the borrowers can, and typically do, repay such loans sooner. Thus, the security holders frequently receive repayments of principal, in addition to the principal that is part of the regular monthly payment. A borrower is more likely to repay a mortgage bearing a relatively high rate of interest. This means that in times of declining interest rates, some higher yielding securities held by the Series might be converted to cash, and the Series could be expected to reinvest such cash at the then prevailing lower rates. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If the Series buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in losses of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

CMOs and REMICs are securities which are collateralized by mortgage pass-through securities. Cash flows from underlying mortgages are allocated to various classes or tranches in a predetermined, specified order. Each sequential tranche has a "stated maturity" - the latest date by which the tranche can be completely repaid, assuming no repayments - and has an "average life" - the average time to receipt of a principal weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

CMOs and REMICs are typically structured as "pass-through" securities. In these arrangements, the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. The security holder thus owns an obligation of the issuer and payment of interest and principal on such obligations is made from payment generated by the underlying mortgage assets. The underlying mortgages may or may not be guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government such as GNMA or otherwise backed by FNMA or FHLMC. Alternatively, such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. Both CMOs and REMICs are issued by private entities. They are not directly guaranteed by any government agency and are secured by the collateral held by the issuer. CMOs and REMICs are subject to the type of prepayment risk described above due to the possibility that prepayments on the underlying assets will alter the cash flow.

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are collateralized by short-term loans such as automobile loans, home equity loans, equipment leases or credit card receivables. The payments from the collateral are generally passed through to the security holder. As noted above with respect to CMOs and REMICs, the average life for these securities is the conventional proxy for maturity. Asset-backed securities may pay all interest and principal to the holder, or they may pay a fixed rate of interest, with any excess over that required to pay interest going either into a reserve account or to a subordinate class of securities, which may be retained by the originator. The originator or other party may guarantee interest and principal payments. These guarantees often do not extend to the whole amount of principal, but rather to an amount equal to a multiple of the historical loss experience of similar portfolios.

Two varieties of asset-backed securities are CARs and CARDs. CARs are securities, representing either ownership interests in fixed pools of automobile receivables, or debt instruments supported by the cash flows from such a pool. CARDs are participations in fixed pools of credit accounts. These securities have varying terms and degrees of liquidity.

The collateral behind certain asset-backed securities (such as CARs and CARDs) tends to have prepayment rates that do not vary with interest rates; the short-term nature of the loans may also tend to reduce the impact of any change in prepayment level. Other asset-backed securities, such as home equity asset-backed securities, have prepayment rates that are sensitive to interest rates. Faster prepayments will shorten the average life and slower prepayments will lengthen it. Asset-backed securities may be pass-through, representing actual equity ownership of the underlying assets, or pay-through, representing debt instruments supported by cash flows from the underlying assets.

The coupon rate of interest on mortgage-related and asset-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool, by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor. Actual yield may vary from the coupon rate, however, if such securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that the underlying assets are prepaid as noted above.

STRIPS (Separate Trading of Registered Interest and Principal of Securities)

The Series may invest in STRIPS. STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. STRIPS tend to include the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

OTHER INVESTMENT COMPANIES

The Series may invest in other investment companies ("Underlying Funds"). The Series may not (i) invest more than 10% of its total assets in the Underlying Funds, (ii) invest more than 5% of its total assets in any one Underlying Fund, or (iii) purchase greater than 3% of the total outstanding securities of any one Underlying Fund.

EXCHANGE TRADED FUNDS. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at net asset value (NAV). Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF's underlying securities. Additionally, if the Series elects to redeem its ETF shares rather than selling them on the secondary market, the Series may receive the underlying securities which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Series.

Zero Coupon Securities

The Series may invest in zero coupon securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. The Series may also invest in Government Trust Certificates, which represent an interest in a government trust, the property of which consists of
(i) a promissory note of a foreign government no less than 90% of which is backed by the full faith and credit guaranty issued by the Federal Government of the United States of America (issued pursuant to Title III of the Foreign Operations, Export, Financing and Related Borrowers Programs Appropriations Act of 1998) and (ii) a security interest in obligations of the United States Treasury backed by the full faith and credit of the United States of America sufficient to support remaining balance (no more than 10%) of all payments of principal and interest on such promissory note; provided that such obligations shall not be rated less than AAA by S&P or less than Aaa by Moody's.

The risks associated with lower debt securities apply to these securities. Zero coupon securities are also subject to the risk that in the event of a default, the Series may realize no return on its investment, because these securities do not pay cash interest.

                              OTHER CONSIDERATIONS

In extreme circumstances, the insurance company reserves the right to accept additional deposits, including both new annuity monies and internal variable annuity transfers, during the Guarantee Period and to discontinue this practice at its discretion at any time.

                          THE ASSET ALLOCATION PROCESS


In pursuing the Series' investment objective, the Sub-Adviser looks to allocate assets among the Equity Component and the Fixed Component. The allocation of assets depends on a variety of factors, including, but not limited to, the then prevailing level of interest rates, equity market volatility, the then current market value of the Series, the Series' total annual expenses, as well as insurance company separate account expenses assessed to Contractholders and Participants acquiring an interest in the Series through the Separate Account, and the Maturity Date. If interest rates are low (particularly at the inception of the Guarantee Period), the Series assets may be largely invested in the Fixed Component in order to decrease the likelihood that the insurance company would be required to make any payment under the Guarantee. In addition, if during the Guarantee Period the equity markets experienced a major decline, the Series' assets may become largely invested in the Fixed Component in order to increase the likelihood of meeting the investment objective.



The initial allocation of the Series' assets between the Equity Component and the Fixed Component will be determined principally by the prevailing level of interest rates and the volatility of the stock market at the beginning of the Guarantee Period. If at the inception of the Guarantee Period interest rates are low, more assets may have to be allocated to the Fixed Component. The Sub-Adviser will monitor the allocation of the Series' assets on a daily basis.



The asset allocation process will also be affected by the Sub-Adviser's ability to manage the Fixed Component. If the Fixed Component provides a return better than that assumed by the Sub-Adviser's proprietary software model, fewer assets would have to be allocated to the Fixed Component. On the other hand, if the performance of the Fixed Component is poorer than expected, more assets would have to be allocated to the Fixed Component, and the ability of the Series to participate in any subsequent upward movement in the equity market would be limited.



The asset allocation process results in additional transaction costs such as brokerage commissions. This process can have an adverse effect on the performance of the Series during periods of increased equity market volatility. To moderate such costs, the Sub-Adviser has built into the proprietary software program a factor that will require reallocations only when Equity Component and Fixed Component values have deviated by more than certain minimal amounts since the last reallocation.

                           MANAGEMENT OF THE ING FUNDS



MANAGEMENT OF THE ING FUNDS



         Set forth in the table below is information about each Trustee of the Trust.



                                                                                              NUMBER OF
                                                                                             PORTFOLIOS
                             POSITION(S)                                                      IN FUND
                                HELD     TERM OF OFFICE                                       COMPLEX
                                WITH     AND LENGTH OF       PRINCIPAL OCCUPATION(S) -       OVERSEEN BY    OTHER DIRECTORSHIPS
 NAME, ADDRESS AND AGE          FUND     TIME SERVED(1)      DURING THE PAST 5 YEARS          TRUSTEE*         HELD BY TRUSTEE
---------------------------- ----------- ---------------- --------------------------------- ------------ --------------------------

INDEPENDENT TRUSTEES

PAUL S. DOHERTY                Trustee   October 1999 -   Mr. Doherty is President and          122
7337 E. Doubletree Ranch Rd.             Present          Partner, Doherty, Wallace,
Scottsdale, Arizona 85258                                 Pillsbury and Murphy, P.C.,
Date of Birth:  04/28/1934                                Attorneys (1996  - Present);
                                                          and Trustee of each of the
                                                          funds managed by Northstar
                                                          Investment Management
                                                          Corporation (1993 - 1999).

J. MICHAEL EARLEY              Trustee   February 2002 -  President and Chief Executive         122
7337 E. Doubletree Ranch Rd.             Present          Officer, Bankers Trust
Scottsdale, Arizona 85258                                 Company, N.A. (1992 -
Date of Birth:  05/02/1945                                Present).

R. BARBARA GITENSTEIN          Trustee   February 2002 -  President, College of New             122
7337 E. Doubletree Ranch Rd.             Present          Jersey (1999 - Present).
Scottsdale, Arizona 85258                                 Formerly, Executive Vice
Date of Birth:  02/18/1948                                President and Provost, Drake
                                                          University (1992 - 1998).

WALTER H. MAY                  Trustee   October 1999 -   Retired.  Formerly, Managing          122      Best Prep Charity
7337 E. Doubletree Ranch Rd.             Present          Director and Director of                       (1991 - Present).
Scottsdale, Arizona 85258                                 Marketing, Piper Jaffray, Inc.;
Date of Birth:  12/21/1936                                Trustee of each of the funds
                                                          managed by Northstar Investment
                                                          Management Corporation (1996 -
                                                          1999).

JOCK PATTON                    Trustee   October 1999 -   Private Investor (June 1997 -         122      Director, Hypercom, Inc.
7337 E. Doubletree Ranch Rd.             Present (ING     Present). Formerly, Director                   (January 1999 - Present);
Scottsdale, Arizona 85258                Mayflower Trust) and Chief Executive Officer,                   JDA Software Group, Inc.
Date of Birth:  12/11/1945                                Rainbow Multimedia Group, Inc.                 (January 1999 - Present);
                                         May 1999 -       (January 1999 - December 2001);                BG Associates, Inc.
                                         Present (ING     Director of Stuart Entertainment,
                                         Mutual Funds)    Inc.; Director of Artisoft, Inc.
                                                          (1994 - 1998).

DAVID W.C. PUTNAM              Trustee   October 1999 -   President and Director, F.L.         122       Anchor International Bond
7337 E. Doubletree Ranch Rd.             Present          Putnam Securities Company, Inc.                Trust (December 2000 -
Scottsdale, Arizona 85258                                 and its affiliates; President,                 Present); F.L. Putnam
Date of Birth:  10/08/1939                                Secretary and Trustee, The                     Foundation (December 2000 -
                                                          Principled Equity Market Fund.                 Present); Progressive
                                                          Formerly, Trustee, Trust                       Capital Accumulation Trust
                                                          Realty Corp.; Anchor Investment                (August 1998 - Present);
                                                          Trust; Bow Ridge  Mining Company               Principled Equity Market
                                                          and each of the funds managed by               Fund (November 1996 -
                                                          Northstar Investment Management                Present), Mercy Endowment
                                                          Corporation (1994 - 1999).                     Foundation (1995 -
                                                                                                         Present); Director,
                                                                                                         F.L. Putnam

                                                                                              NUMBER OF
                                                                                             PORTFOLIOS
                             POSITION(S)                                                      IN FUND
                                HELD     TERM OF OFFICE                                       COMPLEX
                                WITH     AND LENGTH OF       PRINCIPAL OCCUPATION(S) -       OVERSEEN BY    OTHER DIRECTORSHIPS
 NAME, ADDRESS AND AGE          FUND     TIME SERVED(1)      DURING THE PAST 5 YEARS          TRUSTEE*         HELD BY TRUSTEE
---------------------------- ----------- ---------------- --------------------------------- ------------ --------------------------
                                                                                                         Investment Management
                                                                                                         Company (December 2001 -
                                                                                                         Present); Asian American
                                                                                                         Bank and Trust Company
                                                                                                         (June 1992 - Present); and
                                                                                                         Notre Dame Health Care
                                                                                                         Center (1991 - Present)
                                                                                                         F.L. Putnam Securities
                                                                                                         Company, Inc. (June 1978 -
                                                                                                         Present); and an Honorary
                                                                                                         Trustee, Mercy Hospital
                                                                                                         (1973 - Present).

BLAINE E. RIEKE                Trustee   February 2001 -  General Partner, Huntington           122      Morgan Chase Trust Co.
7337 E. Doubletree Ranch Rd.             Present          Partners (January 1997 -                       (January 1998 - Present).
Scottsdale, Arizona 85258                                 Present).  Chairman of the Board
Date of Birth:  09/10/1933                                and Trustee of each of the funds
                                                          managed by ING Investment
                                                          Management Co. LLC (November
                                                          1998 - February 2001).

ROGER B. VINCENT               Trustee   February 2002 -  President, Springwell Corporation     122      Director, AmeriGas Propane,
7337 E. Doubletree Ranch Rd.             Present          (1989 - Present).  Formerly,                   Inc. (1998 - Present).
Scottsdale, Arizona 85258                                 Director, Tatham Offshore, Inc.
Date of Birth:  08/26/1945                                (1996 - 2000).

RICHARD A. WEDEMEYER           Trustee   February 2001 -  Retired.  Mr. Wedemeyer was           122      Touchstone Consulting Group
7337 E. Doubletree Ranch Rd.             Present          formerly Vice President - Finance              (1997 - Present).
Scottsdale, Arizona 85258                                 and Administration, Channel
Date of Birth:  03/23/1936                                Corporation (June 1996 - April
                                                          2002). Formerly, Trustee, First
                                                          Choice Funds (1997 - 2001); and
                                                          of each of the funds managed by
                                                          ING Investment Management Co. LLC
                                                          (1998 - 2001).

TRUSTEES WHO ARE "INTERESTED PERSONS"
------------------------------------------------------------------------------------------------------------------------------------
THOMAS J. MCINERNEY (2)        Trustee   February 2001 -  Chief Executive Officer, ING U.S.     176      Director,  Equitable Life
7337 E. Doubletree Ranch Rd.             Present          Financial Services (September                  Insurance Co., Golden
Scottsdale, Arizona 85258                                 2001 - Present); General Manager               American Life Insurance
Date of Birth:  05/05/1956                                and Chief Executive Officer, ING               Co., Life Insurance Company
                                                          U.S. Worksite Financial Services               of Georgia, Midwestern
                                                          (December 2000 - Present);                     United Life Insurance Co.,
                                                          Member, ING Americas Executive                 ReliaStar Life Insurance
                                                          Committee (2001 - Present);                    Co., Security Life of
                                                          President, Chief Executive                     Denver, Security
                                                          Officer and Director of Northern               Connecticut Life Insurance
                                                          Life Insurance Company (March                  Co., Southland Life
                                                          2001 - October 2002), ING Aeltus               Insurance Co., USG Annuity
                                                          Holding Company, Inc. (2000 -                  and Life Company, and
                                                          Present), ING Retail Holding                   United Life and Annuity
                                                          Company (1998 - Present), ING                  Insurance Co. Inc (March
                                                          Life Insurance and Annuity                     2001 - Present); Director,
                                                          Company (September 1997 -                      Ameribest Life Insurance
                                                          November 2002) and ING Retirement              Co., (March 2001 to
                                                          Holdings, Inc. (1997 - Present).               January 2003); Director,
                                                          Formerly, General Manager and                  First Columbine Life
                                                          Chief Executive Officer, ING                   Insurance Co. (March 2001
                                                          Worksite Division (December                    to December 2002); Member
                                                          2000 - October 2001), President,               of the Board, National
                                                          ING-SCI, Inc. (August                          Commission on



                                                                                              NUMBER OF
                                                                                             PORTFOLIOS
                             POSITION(S)                                                      IN FUND
                                HELD     TERM OF OFFICE                                       COMPLEX
                                WITH     AND LENGTH OF       PRINCIPAL OCCUPATION(S) -       OVERSEEN BY    OTHER DIRECTORSHIPS
 NAME, ADDRESS AND AGE          FUND     TIME SERVED(1)      DURING THE PAST 5 YEARS          TRUSTEE*         HELD BY TRUSTEE
---------------------------- ----------- ---------------- --------------------------------- ------------ --------------------------

                                                          1997 - December 2000); President,              Retirement Policy,
                                                          Aetna Financial Services (August               Governor's Council
                                                          1997 - December 2000);                         on Economic Competitiveness
                                                                                                         and Technology of
                                                                                                         Connecticut, Connecticut
                                                                                                         Business and Industry
                                                                                                         Association, Bushnell;
                                                                                                         Connecticut Forum; Metro
                                                                                                         Hartford Chamber of
                                                                                                         Commerce; and is Chairman,
                                                                                                         Concerned Citizens for
                                                                                                         Effective Government.

JOHN G. TURNER (3)            Chairman   October 1999 -   Chairman, Hillcrest Capital           122      Director, Hormel Foods
7337 E. Doubletree Ranch Rd. and Trustee Present          Partners (May 2002-Present);                   Corporation (March 2000 -
Scottsdale, Arizona 85258                                 President, Turner Investment                   Present); Shopko Stores,
Date of Birth:  10/03/1939                                Company (January 2002 - Present).              Inc. (August 1999 -
                                                          Mr. Turner was formerly Vice                   Present); and M.A.
                                                          Chairman of ING Americas (2000 -               Mortenson Company (March
                                                          2002); Chairman and Chief                      2002 - Present).
                                                          Executive Officer of ReliaStar
                                                          Financial Corp. and
                                                          ReliaStar Life Insurance Company
                                                          (1993 - 2000); Chairman of
                                                          ReliaStar Life Insurance Company
                                                          of New York (1995 - 2001);
                                                          Chairman of Northern Life
                                                          Insurance Company (1992 - 2001);
                                                          Chairman and Trustee of the
                                                          Northstar affiliated investment
                                                          companies (1993 - 2001) and
                                                          Director, Northstar Investment
                                                          Management Corporation and its
                                                          affiliates (1993 - 1999 ).


--------------


(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy which states that each duly elected or appointed Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act ("Independent Trustees"), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, in which the extension would apply until such time as the shareholder meeting can be held or is no longer needed.



(2) Mr. McInerney is an "interested person," as defined by the Investment Company Act of 1940 , because of his affiliation with ING Groep N.V., the parent corporation of the Investment Adviser, ING Investments and the Distributor, ING Funds Distributor LLC.



(3) Mr. Turner is an "interested person," as defined by the Investment Company Act of 1940 , because of his affiliation with ING Groep N.V., the parent corporation of the Investment Adviser, ING Investments and the Distributor, ING Funds Distributor LLC.



 * For the purposes of this table, "Fund Complex" means the following investment companies: ING Equity Trust; ING Funds Trust; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Senior Income Fund; ING Variable Insurance Trust; ING Variable Products Trust; ING Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; USLICO Series Fund, ING Partners, Inc.; ING VP Balanced Portfolio, Inc.; ING Strategic Allocation Portfolio, Inc.; ING Get Funds; ING VP Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds, Inc.; ING Variable Portfolios, Inc.; and ING Series Fund, Inc.

OFFICERS



         Information about the Trust's officers are set forth in the table below:



                             POSITIONS
                               HELD                   TERM OF OFFICE
                             WITH THE                  AND LENGTH OF                     PRINCIPAL OCCUPATION(S)
 NAME, ADDRESS AND AGE         FUND                  TIME SERVED(1)(2)                DURING THE LAST FIVE YEARS(3)
---------------------------- ----------- -----------------------------  -------------------------------------------------------
JAMES M. HENNESSY
7337 E. Doubletree Ranch Rd. President   February 2001 -                   President and Chief Executive Officer, ING Capital
Scottsdale, Arizona 85258    and Chief   Present                           Corporation, LLC, ING Funds Services, LLC, ING Advisors,
Date of Birth:  04/09/1949   Executive                                     Inc., ING Investments, LLC, Lexington Funds Distributor,
                             Officer                                       Inc., Express America TC, Inc. and EAMC Liquidation Corp.
                                                                           (December 2001 - Present); Executive Vice President and
                             Chief       July 2000 -                       Chief Operating Officer and ING Funds Distributor, LLC
                             Operating   Present                           (June 2000 - Present). Formerly, ING Quantitative
                             Officer                                       Management, Inc. (October 2001 - September 2002), Senior
                                                                           Executive Vice President (June 2000 - December 2000) and
                             Secretary   November 1999 - February 2001     Secretary (April 1995 - December 2000), ING Capital
                                         for ING Mayflower Trust           Corporation, LLC, ING Funds Services, LLC, ING
                                         May 1999 - February 2001          Investments, LLC, ING Advisors, Inc., Express America TC,
                                         for ING Mutual Funds              Inc. and EAMC Liquidation Corp.; and Executive Vice
                                                                           President, ING Capital Corporation, LLC and its
                                                                           affiliates (May 1998 - June 2000).

                             Senior      July 2000 - February 2001
                             Executive
                             Vice
                             President

                             Executive   November 1999 - July 2000 for
                             Vice        ING Mayflower Trust
                             President
                                         May 1999 - July 2000 for
                                         ING Mutual Funds

MICHAEL J. ROLAND            Executive   February 2002 - Present           Executive Vice President, Chief Financial Officer and
7337 E. Doubletree Ranch Rd. Vice                                          Treasurer, ING Funds Services, LLC, ING Funds
Scottsdale, Arizona 85258    President                                     Distributor, LLC, ING Advisors, Inc., ING Investments,
Date of Birth:  05/30/1958   and                                           LLC, Lexington Funds Distributor, Inc., Express America
                             Assistant                                     TC, Inc. and EAMC Liquidation Corp. (December 2001 -
                             Secretary                                     Present).  Formerly, Executive Vice President, Chief
                                                                           Financial Officer and Treasurer ING Quantitative
                             Principal   November 1999 - Present for ING   Management (December 2001 - September 2002), Senior
                             Financial   Mayflower Trust                   Vice President, ING Funds Services, LLC, ING
                             Officer                                       Investments, LLC and ING Funds Distributor, LLC (June
                                         May 1999 - Present for ING        1998 - December 2001).
                                         Mutual Funds November 1999 -
                                         February 2002 for ING Mayflower
                                         Trust

                             Senior      May 1999 - February 2002 for
                             Vice        ING Mutual Funds
                             President

STANLEY D. VYNER             Executive   November 1999 - Present for ING   Executive Vice President, ING Advisors, Inc. and ING
7337 E. Doubletree Ranch Rd. Vice        Mayflower Trust                   Investments, LLC (July 2000 - Present) and Chief
Scottsdale, Arizona 85258    President   May 1999 - Present for ING        Investment Officer of the International Portfolios, ING
Date of Birth:  05/14/1950               Mutual Funds                      Investments, LLC (July 1996 - Present).  Formerly,
                                                                           President and Chief Executive Officer, ING Investments,
                                                                           LLC (August 1996 - August 2000).

                             POSITIONS
                                HELD                   TERM OF OFFICE
                              WITH THE                  AND LENGTH OF                  PRINCIPAL OCCUPATION(S)
 NAME, ADDRESS AND AGE          FUND                  TIME SERVED(1)(2)               DURING THE LAST FIVE YEARS(3)
---------------------------- ----------- --------------------------------------------------------------------------------------

ROBERT S. NAKA               Senior      November 1999 - Present           Senior Vice President and Assistant Secretary, ING
7337 E. Doubletree Ranch Rd. Vice                                          Funds Services, LLC, ING Funds Distributor, LLC, ING
Scottsdale, Arizona 85258    President                                     Advisors, Inc., ING Capital Corporation, LLC,
Date of Birth:  06/17/1963                                                 ING Investments, LLC and Lexington Funds Distributor,
                             Assistant   November 1999 - Present for ING   Inc. (December 2001 - Present). Formerly, Senior
                             Secretary   Mayflower Trust                   Vice President and Assistant  Secretary, ING
                                                                           Quantitative Management, Inc. (October 2001 -
                                                                           September 2002) and Vice President, ING Investments,
                                         May 1999 - Present for ING        LLC (April 1997 - October 1999), ING Funds Services,
                                         Mutual Funds                      LLC (February 1997 - August 1999).

                             Vice        May 1999 - November 1999 for
                             President   ING Mutual Funds


KIMBERLY A. ANDERSON         Senior Vice November 2003 - Present           Senior Vice President, ING Funds Services, LLC,
7337 E. Doubletree Ranch Rd. President                                     ING Funds Distributor, LLC, ING Advisors, Inc. and
Scottsdale, Arizona 85258    Vice        February 2001 - November 2003     ING Investments, LLC (November 2003 - Present).
Date of Birth:  07/25/1964   President                                     Formerly, Vice President, ING Funds Services, LLC,
                             Secretary   February 2001 -  August 2003      ING Funds Distributor, LLC, ING Advisors, Inc. and
                                                                           ING Investments, LLC (October 2001 - October
                             Assistant   November 1999 - February 2001     2003); Secretary, ING Funds Services, LLC, ING
                             Vice                                          Funds Distributor, LLC, ING Advisors, Inc. and ING
                             President                                     Investments, LLC (October 2001 - August 2003);
                             and                                           Vice President, ING Quantitative Management, Inc.
                             Assistant                                     (October 2001 - September 2002); Assistant Vice
                             Secretary                                     President, ING Funds Services, LLC (November 1999
                                                                           - January 2001); and has held various other
                                                                           positions with ING Funds Services, LLC for more
                                                                           than the last five years.


ROBYN L. ICHILOV             Vice        November 1999 - Present for ING   Vice President, ING Funds Services, LLC (October 2001 -
7337 E. Doubletree Ranch Rd. President   Mayflower Trust                   Present) and ING Investments, LLC (August 1997 -
Scottsdale, Arizona 85258    and         May 1999 - Present for ING Mutual Present); Accounting Manager, ING Investments, LLC
Date of Birth:  09/25/1967   Treasurer   Funds                             (November 1995 - Present).


J. DAVID GREENWALD           Vice        August 2003 - Present             Vice President of Mutual Fund Compliance of ING Funds
7337 E. Doubletree Ranch Rd. President                                     Services, LLC (May 2003 - Present).  Formerly Assistant
Scottsdale, Arizona 85258                                                  Treasurer and Director of Mutual Fund Compliance and
Date of Birth:  09/24/1957                                                 Operations of American Skandia, A Prudential Financial
                                                                           Company (October 1996 - May 2003).

LAUREN D. BENSINGER          Vice        February 2003 - Present           Vice President and Chief Compliance Officer (July 1995
7337 E. Doubletree Ranch Rd. President                                     to Present), ING Funds Distributor, LLC. (formerly ING
Scottsdale, Arizona 85258                                                  Funds Distributor, Inc. and ING Pilgrim Securities,
Date of Birth:  2-6-1954                                                   Inc.); Vice President (February 1996 to Present) and
                                                                           Chief Compliance Officer (October 2001 to Present)
                                                                           ING Investments, LLC (formerly ING Pilgrim
                                                                           Investments, LLC and ING Investments, Inc.); Vice
                                                                           President and Chief Compliance Officer (July 2000 to
                                                                           Present), ING Advisors, Inc. (formerly ING Pilgrim
                                                                           Advisors, Inc.) and Vice President (July 1995 to
                                                                           Present) ING Fund Services, LLC (formerly ING Pilgrim
                                                                           Group, LLC).


TODD MODIC                   Vice        August 2003 - Present             Director of Financial Reporting, ING Investments, LLC
7337 E. Doubletree Ranch Rd. President                                     (March 2001 - Present).  Formerly, Vice President and
Scottsdale, Arizona 85258    Assistant   August 2001 - August 2003         Chief Compliance Officer (July 2000 to September 2002)
Date of Birth:  11/03/1967   Vice                                          ING Quantitative Management, Inc. (formerly ING Pilgrim
                             President                                     Quantitative Management, Inc and Market Systems
                                                                           Research Advisors, Inc.), Director of Financial
                                                                           Reporting, Axient Communications, Inc. (May 2000 -
                                                                           January 2001) and Director of Finance, Rural/Metro
                                                                           Corporation (March 1995 - May 2000).




                             POSITIONS
                               HELD                    TERM OF OFFICE
                             WITH THE                   AND LENGTH OF                  PRINCIPAL OCCUPATION(S)
 NAME, ADDRESS AND AGE         FUND                    TIME SERVED(1)(2)              DURING THE LAST FIVE YEARS(3)
---------------------------- ----------- --------------------------------------------------------------------------------------

HUEY P. FALGOUT              Secretary   August 2003 - Present             Chief Counsel, ING U.S. Financial Services (November
7337 E. Doubletree Ranch Rd.                                               2003 - Present).  Formerly, Associate General Counsel
Scottsdale, Arizona 85258                                                  of AIG American General (January 1999 - November 2002)
Date of Birth:  11/15/1963                                                 and Associate General Counsel of Van Kampen, Inc.
                                                                           (April 1992 - January 1999).

SUSAN P. KINENS              Assistant   February 2003 - Present           Assistant Vice President and Assistant Secretary, ING
7337 E. Doubletree Ranch Rd. Vice                                          Funds Services, LLC (December 2002 - Present); and has
Scottsdale, Arizona 85258    President                                     held various other positions with ING Funds Services,
Date of Birth:  12/31/1976   and                                           LLC for more than the last five years.
                             Assistant
                             Secretary

MARIA M. ANDERSON            Assistant   August 2001 - Present             Assistant Vice President, ING Funds Services, LLC
7337 E. Doubletree Ranch Rd. Vice                                          (October 2001 - Present).  Formerly, Manager of Fund
Scottsdale, Arizona 85258    President                                     Accounting and Fund Compliance, ING Investments, LLC
Date of Birth:  05/29/1958                                                 (September 1999 - November 2001) and Section Manager of
                                                                           Fund Accounting, Stein Roe Mutual Funds (July 1998 -
                                                                           August 1999).

THERESA K. KELETY            Assistant   August 2003 - Present             Counsel, ING U.S. Financial Services (April 2003 -
7337 E. Doubletree Ranch Rd. Secretary                                     Present). Formerly Senior Associate with Shearman &
Scottsdale, Arizona 85258                                                  Sterling (February 2000 - April 2003); Associate with
Date of Birth: 02/28/1963                                                  Sutherland Asbill & Brennan (1996 - February 2000).


----------------


(1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.



(2) Prior to May 1999, the Pilgrim family of funds consisted of 5 registrants with 8 series. As of May 24, 1999, the former Nicholas-Applegate Capital Management funds (consisting of 1 registrant with 11 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On November 16, 1999, the former Northstar funds (consisting of 9 registrants with 22 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On July 26, 2000, the former Lexington funds (consisting of 14 registrants with 14 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On March 23, 2001, the original ING funds (consisting of 2 registrants with 18 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On March 1, 2002, the former Aetna funds (consisting of 8 registrants with 50 series) joined the fund complex and the name of the fund complex name changed to "ING Funds.

(3) The following documents the evolution of the name of each ING corporate entity referenced in the above biographies:




ING Investments, LLC (March 2002 - name changed from ING Pilgrim       ING Funds Services, LLC (March 2002 - name changed from ING
    Investments, LLC) ING Mutual Funds Management Co., LLC (April          Pilgrim Group, LLC) ING Pilgrim Group, Inc.
    2001 - merged into ING Pilgrim Investments, LLC)                       (February 2001 - merged into Pilgrim Group LLC) ING
    ING Pilgrim Investments, Inc. (February 2001 - merged into             Pilgrim Group, LLC (February 2001 - formed) ING Pilgrim
    ING Pilgrim Investments, LLC)                                          Group, Inc. (September 2000 - name changed from Pilgrim
    ING Pilgrim Investments, LLC (February 2001 - formed)                  Group, Inc.) Lexington Global Asset Managers, Inc.
    ING Pilgrim Investments, Inc. (September 2000 - name changed           (July 2000 - merged into Pilgrim Group, Inc.) Northstar
    from Pilgrim Investments, Inc.)                                        Administrators, Inc. (November 1999 - merged into
    Pilgrim Advisors, Inc.** (April 2000 - merged into Pilgrim             Pilgrim Group, Inc.) Pilgrim Group, Inc. (October
    Investments, Inc.) Pilgrim Investments, Inc. (October 1998 -           1998 - name changed from Pilgrim American Group, Inc.)
    name changed from Pilgrim America Investments, Inc.)                   Pilgrim America Group, Inc. (April 1995 - name changed
    Pilgrim America Investments, Inc. (April 1995 - name changed           from Newco Holdings Management Corporation) Newco
    from Newco Advisory Corporation)                                       Holdings Management Corporation (December 1994 -
    Newco Advisory Corporation (December 1994 - incorporated)               incorporated)

    **Pilgrim Advisors, Inc. (November 1999 - name changed from
    Northstar Investment Management Corporation)
                                                                           ING Capital Corporation, LLC (March 2002 - name changed
                                                                           from ING Pilgrim Capital Corporation, LLC) ING Pilgrim
                                                                           Capital Corporation (February 2001 - merged into ING
                                                                           Pilgrim Capital Corporation, LLC)

ING Funds Distributor, LLC  (October 2002 - name changed from ING          ING Pilgrim Capital Corporation, LLC (February 2001 -
    Funds Distributor, Inc.) ING Funds Distributor, Inc. (March 2002 -     formed) ING Pilgrim Capital Corporation (September
    name changed from ING Pilgrim Securities, Inc.) ING Pilgrim            2000 - name changed from Pilgrim Capital Corporation)
    Securities, Inc. (September 2000 - name changed from Pilgrim           Pilgrim Capital Corporation (February 2000 - name
    Securities, Inc.) Northstar Distributors Inc. November 1999 -          changed from Pilgrim Holdings (Corporation)
    merged into Pilgrim Securities, Inc.) Pilgrim Securities, Inc.         Pilgrim Holdings Corporation (October 1999 - name
    (October 1998 - name changed from Pilgrim America  Securities,         changed from Northstar Holdings, Inc.) Northstar
    Inc.) Pilgrim America Securities, Inc. (April 1995 -                   Holdings, Inc. (October 1999 - merged into Pilgrim
    name changed from Newco Distributors Corporation)                      Capital Corporation) Pilgrim Capital Corporation
    Newco Distributors Corporation (December 1994  - incorporated)         (June 1999 - name changed from Pilgrim America Capital
                                                                           Corporation) Pilgrim Capital Corporation (June
                                                                           1999 - merged into Pilgrim America Capital Corporation)
                                                                           Pilgrim America Capital Corporation (April 1997 -
                                                                           incorporated)

                                                                           ING Quantitative Management, Inc. (September 2002 -
ING Advisors, Inc. (March 2002 - name changed from ING Pilgrim             Dissolved) ING Quantitative Management, Inc.
    Advisors, Inc.) ING Pilgrim Advisors, Inc. (March 2001 - name          (March 2002 - name changed from ING Pilgrim
    changed from ING Lexington Management Corporation)                     Quantitative Management, Inc.) ING Pilgrim Quantitative
    ING Lexington Management Corporation (October 2000 name changed        Management, Inc. (March 2001 - name changed from Market
    from Lexington Management Corporation)                                 Systems Research Advisors) Market Systems Research
    Lexington Management Corporation (December 1996 - incorporated)        Advisors, Inc. (November 1986 - incorporated)



BOARD OF TRUSTEES

      The Board of Trustees governs each Series is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Portfolios' activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio's performance.


FREQUENCY OF BOARD MEETINGS



      The Board of Trustees currently conducts regular meetings four (4) times a year. The Audit and Valuation and Proxy Voting Committees also meet regularly four (4) times per year, respectively, and the remaining Committees meet as needed. In addition, the Board of Trustees or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.

      Committees



      An Executive Committee of the Board of Trustees was formed in order to act on behalf of the full Board of Trustees between meetings when necessary. The Committee currently consists of two Independent Trustees and two Trustees who are "interested persons," as defined in the Investment Company Act of 1940 ("1940 Act"). The following Trustees serve as members of the Executive
Committee: Messrs. Turner, McInerney, May and Patton. Mr. Turner serves as Chairman of the Committee. The Executive Committee held two (2) meetings during the fiscal year ended December 31, 2003.



      The Board of Trustees has an Audit Committee whose function is to meet with the independent accountants of each Trust to review the scope of the Trust's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists of four Independent Trustees: Messrs. Earley, Rieke, Vincent and Putnam. Mr. Earley serves as Chairman of the Committee. The Audit Committee held four (4) meetings during the fiscal year ended December 31, 2003.



      The Board of Trustees has formed a Valuation and Proxy Voting Committee (formerly the Valuation Committee) whose functions include, among others, reviewing the determination of the value of securities held by the Funds for which market value quotations are not readily available and, beginning in July 2003, overseeing management's administration of proxy voting. The Committee currently consists of five Independent Trustees: Dr. Gitenstein and Messrs. May, Patton, Doherty and Wedemeyer. Mr. Patton serves as Chairman of the Committee. The Valuation and Proxy Voting Committee held four (4) meetings during the fiscal year ended December 31, 2003.



      The Board of Trustees has established a Nominating Committee for the purpose of considering and presenting to the Board of Trustees candidates it proposes for nomination to fill Independent Trustee vacancies on the Board of Trustees. The Nominating Committee currently consists of four Independent
Trustees: Dr. Gitenstein and Messrs. Doherty, May, and Wedemeyer. Mr. May serves as Chairman of the Committee. The Committee does not currently have a charter nor does it currently have a policy regarding whether it will consider nominees recommended by shareholders. However, the Board expects to have the Committee consider these matters fully during the upcoming year with a view towards adopting and publishing a charter and policies regarding shareholder recommendations for Trustee nominees. As part of its consideration, the Committee will also consider minimum qualifications for Trustee positions as well as a process for the Trust to identify and evaluate potential nominees. The Nominating Committee held no meetings during the fiscal year ended December 31, 2003.



      The Board of Trustees has established Investment Review Committees that will monitor the investment performance of the Portfolios and to make recommendations to the Board of Trustees with respect to the Portfolios. The Committee for the international funds currently consists of five Independent Trustees and one Trustee who is an "interested person" as defined in the 1940
Act: Dr. Gitenstein and Messrs. Patton, May, Doherty, McInerney and Wedemeyer. Mr. Wedemeyer serves as Chairman of the Committee. The Committee for the domestic equity funds currently consists of four Independent Trustees and one Trustee who is an "interested person," as defined in the 1940 Act: Messrs. Rieke, Putnam, Earley, Turner and Vincent. Mr. Vincent serves as Chairman of the Committee. The Committee for the fixed income funds currently consists of five Independent Trustees and one Trustee who is an "interested person," as defined in the 1940 Act: Dr. Gitenstein and Messrs. Doherty, McInerney, Wedemeyer, Patton and May. Mr. Wedemeyer serves as Chairman of the Committee. The Investment Review Committees held four (4) meetings during the fiscal year ended December 31, 2003.



The Board has established a Compliance and Coordination Committee for the purpose of facilitating information flow among Board members and with management between Board meetings, developing agendas for executive sessions of independent Board members, evaluating potential improvements in the allocation of work load among the Board members and Board committees, and evaluating other opportunities to enhance the efficient operations of the Board. The Compliance and Coordination Committee currently consists of five Independent Trustees: Messrs. Earley, May, Patton, Vincent and Wedemeyer. The Compliance and Coordination Committee held one meeting during the fiscal year ended December 31, 2003.

TRUSTEE OWNERSHIP OF SECURITIES

Set forth below is the dollar range of equity securities owned by each Trustee.


                                                           AGGREGATE DOLLAR
                                                            RANGE OF EQUITY
                                                           SECURITIES IN ALL
                                  DOLLAR RANGE OF        REGISTERED INVESTMENT
                                 EQUITY SECURITIES       COMPANIES OVERSEEN BY
                                 IN THE FUND AS OF         TRUSTEE IN FAMILY
NAME OF TRUSTEE                  DECEMBER 31, 2003      OF INVESTMENT COMPANIES
---------------                 --------------------    -----------------------
INDEPENDENT TRUSTEES

Paul S. Doherty                 None                       Over $100,000
J. Michael Earley               None                       $10,001 - $50,000
R. Barbara Gitenstein           None                       $50,001 - $100,000
Walter H. May                   None                       Over $100,000
Jock Patton                     None                       $50,001 - $100,000
David W. C. Putnam              None                       Over $100,000
Blaine E. Rieke                 None                       $50,001 - $100,000
Roger B. Vincent                None                       Over $100,000
Richard A. Wedemeyer            None                       $10,001 - $50,000

TRUSTEES WHO ARE "INTERESTED
PERSONS"

Thomas J. McInerney             None                       $50,001 - $100,000
John G. Turner                  None                       Over $100,000


INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES

     Set forth in the table below is information regarding each Independent Trustee's (and his immediate family members) share ownership in securities of the Trust's Investment Manager or Principal Underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Investment Manager or Principal Underwriter of the Trust (not including registered investment companies).

                          NAME OF OWNERS
                         AND RELATIONSHIP                                  VALUE OF      PERCENTAGE
NAME OF TRUSTEE             TO TRUSTEE       COMPANY    TITLE OF CLASS    SECURITIES      OF CLASS
---------------             ----------       -------    --------------    ----------      --------
Paul S. Doherty                 N/A            N/A           N/A             $ 0             N/A
J. Michael Earley               N/A            N/A           N/A             $ 0             N/A
R. Barbara Gitenstein           N/A            N/A           N/A             $ 0             N/A
Walter H. May                   N/A            N/A           N/A             $ 0             N/A
Jock Patton                     N/A            N/A           N/A             $ 0             N/A
David W. C. Putnam              N/A            N/A           N/A             $ 0             N/A
Blaine E. Rieke                 N/A            N/A           N/A             $ 0             N/A
Roger B. Vincent                N/A            N/A           N/A             $ 0             N/A
Richard A. Wedemeyer            N/A            N/A           N/A             $ 0             N/A

                           COMPENSATION OF TRUSTEES

The Portfolio pays each Trustee who is not an interested person a pro rata share, as described below, of: (i) an annual retainer of $40,000 (Messrs. Patton and May, as lead Trustees, receive an annual retainer of $55,000); (ii) $7,000 for each in person meeting of the Board; (iii) $2,000 per attendance of any committee meeting; (iv) $2,000 per telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by the Portfolio is based on the Portfolio's average net assets as a percentage of the average net assets of all the funds managed by the Investment Adviser for which the Trustees serve in common as Trustees.


The following table sets forth information regarding compensation of Trustees by the Series and other funds managed by the Investment Advisers for the year ended December 31, 2003. Officers of the Series and Trustees who are interested persons of the Series do not receive any compensation from the Portfolio or any other funds managed by the Investment Adviser.



                               COMPENSATION TABLE

                                DECEMBER 31, 2003


                                                     PENSION OR                            TOTAL
                                                     RETIREMENT                         COMPENSATION
                                                      BENEFITS      ESTIMATED               FROM
                                                      ACCRUED         ANNUAL                FUND
                                   AGGREGATE         AS PART OF      BENEFITS             AND FUND
       NAME OF                 COMPENSATION FROM        FUND           UPON             COMPLEX PAID
  PERSON, POSITION                 THE FUND           EXPENSES      RETIREMENT          TO TRUSTEES
  ----------------            -------------------     --------      ----------         --------------

PAUL S. DOHERTY                     $230.93             N/A            N/A               $72,853.54
TRUSTEE

MICHAEL J. EARLEY                   $241.20             N/A            N/A               $74,020.17
TRUSTEE

BARBARA GITENSTEIN                  $230.93             N/A            N/A               $55,028.48
TRUSTEE

WALTER H. MAY                       $270.35             N/A            N/A               $69,774.51
TRUSTEE

THOMAS J. MCINERNEY(1)(3)             $0                N/A            N/A                   $0
TRUSTEE

JOCK PATTON                         $779.99             N/A            N/A               $92,637.77
TRUSTEE

DAVID W.C. PUTNAM                   $230.93             N/A            N/A               %55,028.48
TRUSTEE

BLAINE E. RIEKE(2)                  $217.66             N/A            N/A               $73,886.92
TRUSTEE

JOHN G. TURNER(3)                     $0                N/A            N/A                   $0
TRUSTEE

ROGER VINCENT                       $241.20             N/A            N/A               $51,082.11
TRUSTEE

RICHARD A. WEDEMEYER(2)             $241.20             N/A            N/A               $86,477.05
TRUSTEE


1)    Elected as a Trustee of the ING Funds on February 26, 2001.

2) Formerly a Trustee of the original ING Variable Insurance Trust. Elected Trustee of the Pilgrim Funds on February 26, 2001.

3) "Interested person," as defined in the 1940 Act, of the Company because of the affiliation with an investment adviser to the ING Funds. Officers and Trustees who are interested persons do not receive any compensation from the Trusts.


                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

It is expected that the Series shares will be sold to insurance companies affiliated with ING Investments and allocated to variable annuity separate accounts to fund obligations thereunder. Contract holders in these separate accounts are provided the right to direct the voting of fund shares at shareholder meetings. The insurance company votes the shares that it owns in these separate accounts in accordance with contract holders' directions. Undirected shares of the Series will be voted for each account in the same proportion as directed shares.


As of [        ], 2004 the officers and Trustees owned less than 1% of the outstanding shares of the Series.



ING Investments, the Series' investment adviser, and INGIM, the Series' investment sub-adviser, are indirect wholly owned subsidiaries of ING Groep N.V.
(ING). ING is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. ING's principal executive offices are located at Strawinskylaan 2631, 1077 zz Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.



                        INVESTMENT MANAGEMENT AGREEMENT



The Fund on behalf of the Series entered into an investment management agreement (Management Agreement) appointing ING Investments, LLC (ING Investments) as the investment adviser of the Series. In approving the Management Agreement for the Series, the Board of Trustees, including the Independent Trustees, considered a number of factors, including, but not limited to: (1) prior performance of comparable funds (2) the nature and quality of the services to be provided by ING Investments including ING Investments' experience in overseeing sub-advisers for other mutual funds for which ING Investments serves as investment adviser;
(3) the
performance of the mutual funds for which ING Investments currently serves as investment adviser; (4) the depth, experience and the financial strength of ING Investments and the profitability of ING Investments from management of the Series; (5) the fact that the advisory fee imposed under the Management Agreement would be identical to those imposed by INGIM as to prior series of the Fund; (6) the fact that INGIM would manage the Series in its capacity as sub-adviser; (7) the projected expense ratios for the Series including ING Investments' commitment to maintain expense limitations for the Series; (8) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of ING Investments, as well as its efforts in recent years to build its investment management capabilities and administrative infrastructure and (7) the fairness of the compensation payable to ING Investments under the Management Agreement in light of the services provided.



Based upon its review, the Board determined that the Investment Management Agreement was in the interests of the Series and its shareholders. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board, including the unanimous vote of the Independent Trustees, approved the Management Agreement.



Under the Management Agreement, and subject to the supervision of the Board, ING Investments has responsibility for supervising all aspects of the operations of the Series including the selection, purchase and sale of securities. Under the Management Agreement, ING Investments is given the right to delegate any or all of its obligations to a sub-adviser.



The Management Agreement provides that ING Investments is responsible for payment of all costs of its personnel, its overhead and of its employees who also serve as officers or members of the Board and that the Series is responsible for payment of all other of its costs.



For the services under the Management Agreement, ING Investments will receive an annual fee, payable monthly, as described in the Prospectus.



As of [        ], 2004, ING Investments, LLC had assets under management of over
$[    ] billion.


                            THE SUBADVISORY AGREEMENT


ING Investments and the Series, on behalf of the Series, have entered into an agreement (Subadvisory Agreement) appointing ING Investment Management Co. (INGIM) as sub-adviser of the Series. In approving the Subadvisory Agreement for the Series, the Board of Trustees, including the Independent Trustees, considered a number of factors including, among other things (1) performance of similar ING Funds for which INGIM is the sub-adviser; (2) the nature and quality of the services to be provided by INGIM; (3) the fairness of the compensation under the Subadvisory Agreement in light of the services to be provided; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of INGIM; and (5) the expenses to be borne by the shareholders of the Series. In addition, the Board considered the importance of maintaining the continuity of management with ING Investments as the Series' investment adviser. The Board noted that the overall advisory fee paid by the Series would remain the same as previous series and that the advisory services to be provided by INGIM under the Subadvisory Agreement would be materially the same as the advisory services provided by INGIM under the prior Management Agreement.


Based upon its review, the Board determined that the Subadvisory Agreement for the Series was in the interests of the Series and its shareholders. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board, including the unanimous vote of the Independent Trustees, approved the Subadvisory Agreement.


The Subadvisory Agreement gives INGIM broad latitude to select securities for the Series consistent with the investment objective and policies of the Series subject to ING Investments' oversight. The Subadvisory Agreement contemplates that INGIM will be responsible for all aspects of managing the Series' investments.



For the services under the Subadvisory Agreement, INGIM will receive an annual fee payable monthly as set forth below.


                             Offering Period 0.1125%
                            Guarantee Period 0.270%


As of [        ], 2004, INGIM had assets under management of over $[    ]
billion.


                        ADMINISTRATIVE SERVICES AGREEMENT

Pursuant to an Administrative Services Agreement, ING Funds Services, LLC (IFS) acts as administrator and provides certain administrative and shareholder services necessary for the Series' operations and is responsible for the supervision of other service providers. The services provided by IFS include:
(1) internal accounting services; (2) monitoring regulatory compliance, such as reports and filings with the Commission and state securities commissions; (3) preparing financial information; (4) preparing semi-annual and annual reports to shareholders; (5) calculating the net asset value (NAV); (6) preparing certain shareholder communications; (7) supervising the custodian and transfer agent; and (8) reporting to the Board.

IFS is the administrator for the Series. IFS has responsibility for certain administrative and internal accounting and reporting services, maintenance of relationships with third party service providers such as the transfer agent and custodian, calculation of the NAV and other financial reports prepared for the Series.

Listed below is the administrative services fee IFS is entitled to receive on an annual rate based on average daily net assets of the Series:

                        ADMINISTRATIVE FEE                  SERIES ASSETS
                        ------------------            -----------------------------
                             0.055%                   on the first $5 billion
                             0.030%                   on all assets over $5 billion

                          EXPENSE LIMITATION AGREEMENT


The Investment Adviser has entered into an agreement (Expense Limitation Agreement) with ING GET U.S. Core Portfolio, on behalf of the Series, pursuant to which the Investment Adviser has agreed to waive or limit its fees. In connection with this agreement and certain U.S. tax requirements, the Investment Adviser will assume other expenses so that the total annual ordinary operating expenses of the Series which excludes interest, taxes, brokerage commissions, other investment-related costs extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the Series' business, and expenses of any counsel or other persons or services retained by the Series' Trustees who are not "interested persons" (as defined in the 1940 Act) of the Investment Adviser or Sub-Adviser do not exceed 0.65% during the Offering Period, and 1.00% during the Guarantee Period.



The Series will at a later date reimburse the Investment Adviser for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such reimbursement, the Series' expense ratio does not exceed the percentage described above. The Investment Adviser will only be reimbursed for fees waived or expenses assumed after the effective date of the Expense Limitation Agreement.



The Expense Limitation Agreement will continue until December 31, 2004. The Expense Limitation Agreement is contractual and automatically renews for one-year terms unless the Investment Manager provides written notice to the Series of the termination of the Agreement at least 30 days prior to the end of the then-current term. In addition, the Agreement shall terminate upon termination of the Management Agreement, or it may be terminated by the Series, without payment of any penalty, upon ninety (90) days' prior written notice to the Investment Manager at its principal place of business.


                                    CUSTODIAN


The Bank of New York, One Wall Street, New York, New York 10286, serves as custodian for the assets of the Series.


The custodian does not participate in determining the investment policies of the Series nor in deciding which securities are purchased or sold by the Series. The Series may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

                                 TRANSFER AGENT

DST Systems, Inc., P.O. Box 419368, Kansas City, Missouri 64141, serves as the transfer agent and dividend-paying agent to the Series.

                              INDEPENDENT AUDITORS

KPMG LLP, 99 High Street, Boston, MA 02110 serves as independent auditors to the Series. KPMG LLP provides audit and tax services, assistance and consultation in connection with the Commission filings.

                              PRINCIPAL UNDERWRITER


ING Funds Distributor, LLC, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, has agreed to use its best efforts to distribute the shares as the principal underwriter of the Series pursuant to an agreement (Distribution Agreement) between it and the Series. The Distribution Agreement was approved by the Board on February 25, 2003 to continue through September 1, 2004. The Distribution Agreement may be continued from year to year thereafter if approved annually by the Trustees or by a vote of holders of a majority of the Series' shares, and by a vote of a majority of the Trustees who are not "interested persons," as that term is defined in the 1940 Act, of ING Funds Distributor, LLC, and who are not interested persons of the Series, appearing in person at a meeting called for the purpose of approving such Agreement. This Agreement terminates automatically upon assignment, and may be terminated at any time on sixty (60) days' written notice by the Trustees or ING Funds Distributor, Inc. or by vote of holders of a majority of the Series' shares without the payment of any penalty.


ING Funds Distributor, LLC is a wholly owned subsidiary of ING Groep N.V. and is an affiliate of ING Investments.

                       DISTRIBUTION SERVICING ARRANGEMENTS

Series shares are distributed by ING Funds Distributor, LLC. The Series will offer shares only during the Offering Period. Shares of the Series are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution Plan, ING Funds Distributor, LLC is paid an annual distribution fee at the rate of 0.25% of the average daily net assets of the shares of the Series. The distribution fee may be used to cover expenses incurred in promoting the sale of the shares, including (a) the costs of printing and distributing to prospective investors Prospectuses, statements of additional information and sales literature; (b) payments to investment professionals and other persons who provide support services in connection with the distribution of shares and other related services; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the foregoing expenses that exceed the distribution fee. ING Funds Distributor, LLC may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates.

ING Funds Distributor, LLC is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Distribution Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether the Plan should be continued. The terms and provisions of the Plan relating to required reports, term, and approval are consistent with the requirements of Rule 12b-1.

The Distribution Plan specifies that the Series must pay a distribution fee to ING Funds Distributor, LLC for its distribution-related activities, not as reimbursement for specific expenses incurred. Therefore, even if ING Funds Distributor, LLC's expenses exceed the distribution fee it receives, the Series will not be obligated to pay more than that fee. On the other hand, if ING Funds Distributor, LLC's expenses are less than such fee, ING Funds Distributor, LLC will retain its full fee and realize a profit.

The Distribution Plan continues from year to year, provided such continuance is approved annually by vote of the Board, including a majority of the independent Trustees. The Distribution Plan may not be amended to increase the amount to be spent for the services provided by ING Funds Distributor, LLC without shareholder approval. All amendments to the Distribution Plan must be approved by the Board in the manner described above. The Distribution Plan may be terminated at any time, without penalty, by vote of a majority of the independent Trustees upon not more than thirty (30) days notice to any other party to the Distribution Plan. All persons who are under common control with the Series could be deemed to have a financial interest in the Plan. No other interested person of the Series has a financial interest in the Plan.

In approving the Distribution Plan, the Board considered all the features of the distribution system, including 1) the advantage to investors in having no initial sales charges deducted from Series purchase payments and instead having the entire amount of their purchase payments immediately invested in Series shares, 2) the advantages to the shareholders of economies of scale resulting from growth in the assets of The ING GET Fund and potential continued growth, 3) the services provided to the Series and its shareholders by ING Funds Distributor, LLC, and 4) ING Funds Distributor, LLC's shareholder distribution-related expenses and costs.


ING Funds Distributor LLC, the Investment Adviser, Sub-Adviser, or any of their affiliates may make payments out of their own resources to securities dealers who have sold or who are expected to sell a significant amount of Series shares. In addition, payments may be made to securities dealers who agree to provide one or more of the following services which may result in the sale of Series shares: preferential or increased access to its registered representatives, coverage or increased coverage of the funds in the ING Funds group, assignment of additional human and other resources in connection with sales of Series shares, and/or coverage or increased coverage of the ING Fund group in internal and/or external communications. Payments may be made on the basis of shares sold and/or the value of Series shares held by customers of the securities dealers.



                  DISCLOSURE OF THE FUND'S PORTFOLIO SECURITIES



The Fund is required by the SEC to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Fund's annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.



Other than in regulatory filings, the Fund may provide its complete portfolio holdings schedule to third parties when the Fund has a legitimate business purpose for doing so. Specifically, the Fund's disclosure of its portfolio holdings may include disclosure: to the Fund's auditors for use in providing audit opinions; to financial printers for the purpose of preparing Fund regulatory filings; for the purpose of due diligence regarding a merger or acquisition; to a new adviser or sub-adviser prior to the commencement of its management of the Fund; to rating agencies for use in developing a rating for the Fund; and to service providers, such as proxy-voting services providers and portfolio-management database providers, in connection with their providing services benefiting the Fund. In all instances of such disclosure, the receiving party is subject to confidentiality agreements with the Fund that restricts the use of such information.



In addition to the disclosure discussed above, the Fund compiles a Top Ten List composed of its ten largest holdings. This information is produced monthly and provided to third parties on the tenth day of each month. The "Top Ten" holdings information is as of the last day of the previous month. The Top Ten List also is provided in quarterly Fund descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.



If a third party requests specific, current information regarding the Fund's portfolio holdings, the Fund will refer the third party to the latest Top Ten List or the latest regulatory filing.


                    BROKERAGE ALLOCATION AND TRADING POLICIES


Subject to the supervision of the Board, the Sub-Adviser has responsibility for making investment decisions, for effecting the execution of trades and for negotiating any brokerage commissions thereon. It is the Sub-Adviser's policy to obtain the best quality of execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a firm's capital position), research and other services related to execution. The relative priority given to these factors will depend on all of the circumstances regarding a specific trade. The Sub-Adviser may also consider the sale of shares of registered investment companies advised by the Sub-Adviser as a factor in the selection of brokerage firms to execute the Series' portfolio transactions or in the designation of a portion of the commissions charged on those transactions to be paid to other broker-dealers, subject to the Sub-Adviser's duty to obtain best execution.



The Sub-Adviser receives a variety of brokerage and research services from brokerage firms in return for the execution by such brokerage firms of trades on behalf of the Series. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Series and other investment companies, services related to the execution of trades on behalf of the Series and advice as to the valuation of securities, the providing of equipment used to communicate research information and specialized consultations with Series personnel with respect to computerized systems and data furnished to the Series as a component of other research services. The Sub-Adviser considers the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in the Series' securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction. The Sub-Adviser's policy in selecting a broker to effect a particular transaction is to seek to obtain "best execution," which means prompt and efficient execution of the transaction at the best obtainable price with payment of commissions which are reasonable in relation to the value of the services provided by the broker, taking into consideration research and brokerage services provided. When the trader believes that more than one broker can provide best execution, preference may be given to brokers that provide additional services to the Sub-Adviser.



Research services furnished by brokers through whom the Series effects securities transactions may be used by the Sub-Adviser in servicing all of its accounts; not all such services will be used by the Sub-Adviser to benefit the Series.



Consistent with federal law, the Sub-Adviser may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions, or (2) by means of separate, non-commission payments. The Sub-Adviser's judgment as to whether and how it will obtain the specific brokerage and research services will be based upon its analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect the Sub-Adviser's opinion as to which services and which means of payment are in the long-term best interests of the Series.



The Series and another advisory client of the Sub-Adviser or the Sub-Adviser itself, may desire to buy or sell the same security at or about the same time. In such a case, the purchases or sales (including initial public offerings or IPOs) will normally be aggregated, and then allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold by each. In some cases the smaller orders will be filled first. In determining the amounts to be purchased and sold, the main factors to be considered are the respective investment objectives of the Series and the other accounts, the relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, and the size of their respective investment commitments. Prices are averaged for aggregated trades.



                                 CODE OF ETHICS


The Board adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.


The Series, ING Investments, ING Distributor, Inc. and INGIM each have adopted a Code of Ethics (in accordance with Rule 17j-1 under the 1940 Act). Each Code of Ethics allows personnel subject to that Code to invest in securities, including securities that may be purchased or held by the Series. However, it prohibits a person from taking advantage of Series trades or from acting on inside information.


                            PROXY VOTING PROCEDURES

The Board of Trustees of the Fund (the "Board") has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Fund's portfolio securities. The procedures and guidelines delegate to the Adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to the Adviser, the Board has also approved the Adviser's proxy voting procedures which require the Adviser to vote proxies in accordance with the Fund's proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. A copy of the proxy voting procedures and guidelines of the Fund, including the procedures of the Adviser, is attached hereto as Appendix A. Beginning on or about August 31, 2004, and no later than August 31st annually thereafter, information regarding how the Fund votes proxies relating to portfolio securities for the one year period ending June 30th will be made available through the ING Funds' website (www.ingfunds.com) or by accessing the SEC's EDGAR database (www.sec.gov).

                        PURCHASE AND REDEMPTION OF SHARES

Shares of the Series are purchased and redeemed at the NAV next determined after receipt of a purchase or redemption order in acceptable form as described in the Prospectus.

The value of shares redeemed may be more or less than a shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption. Payment for shares redeemed will be made by the Series within seven days or the maximum period allowed by law, if shorter, after the redemption request is received by the Series or by the insurance company.

                                NET ASSET VALUE



As noted in the Prospectus, the NAV and offering price shares of each Series of the Fund will be determined once daily as of the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) during each day on which the NYSE is open for trading. As of the date of this Statement of Additional Information, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.



Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Short-term obligations maturing in 60 days or less will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. See "Net Asset Value" under the "Investments In, And Exchanges And Redemptions From, The Series" section of the Prospectus. The long-term debt obligations held in a Fund's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.



Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Fund's Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Fund calculates its NAV, may also be valued at their fair values as determined in good faith by or under the supervision of the Fund's Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Fund related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.



The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Fund determines its NAV or if the foreign exchange closes prior to the time the Fund determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Fund's NAV may not take place contemporaneously with the determination of the prices of securities held by the Fund in foreign securities markets. Further, the value of a Fund's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Fund. In calculating a Fund's NAV, foreign securities in foreign currency are converted to U.S. dollar equivalents.



If a significant event which is likely to impact the value of a foreign security held by a Fund occurs after the time at which the foreign market for such security closes but before the time that the Fund's NAV is calculated on any business day, such event may be taken into account in determining the fair value of such security at the time the Fund calculates its NAV. The Board has adopted procedures under which the fair value of a foreign security may, upon the occurrence of a significant event or if the closing value is deemed unreliable, be determined as of the time a Fund calculates its NAV. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities. A research service may use statistical analyses and quantitative models to help determine fair value as of the time a Fund calculates its NAV, and there can be no assurance that these analyses and/or models will accurately gauge the effect of subsequent events on closing price of a foreign security. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. The fair value assigned to a security may not represent the actual value that a Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Funds are not obligated to use the fair valuations suggested by any research service, and valuations provided by such research services may be overridden if other events have occurred, or if other fair valuations or the closing values are determined in good faith to be more accurate. Unless an event has occurred which constitutes a significant event under procedures adopted by the Board or unless closing prices are otherwise deemed unreliable, events affecting the values of portfolio securities that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Fund's NAV per share.



Options on currencies purchased by the Fund are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.



The fair value of other assets is added to the value of all securities positions to arrive at the value of the Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.



In computing the NAV for the shares of a Series of the Fund, all Series-specific liabilities incurred or accrued are deducted from the Series' net assets. The resulting net assets are divided by the number of shares of the Series outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.



                                   TAX STATUS

The following is only a limited discussion of certain additional tax considerations generally affecting the Series. No attempt is made to present a detailed explanation of the tax treatment of the Series and no explanation is provided with respect to the tax treatment of any shareholder. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning. Holders of variable annuity contracts must consult their contract prospectus, prospectus summary or disclosure statement for information concerning the federal income tax consequences of owning such contracts.

Qualification as a Regulated Investment Company

The Series has elected to be taxed as a regulated investment company under Subchapter M of the Code. If for any taxable year the Series does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Series' current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

Qualification of Segregated Asset Accounts

Under Code section 817(h), a segregated asset account upon which a variable annuity contract is based must be "adequately diversified." A segregated asset account will be adequately diversified if it satisfies one of two alternative tests set forth in the Treasury Regulations. Specifically, the Treasury Regulations provide, that except as permitted by the "safe harbor" discussed below, as of the end of each calendar quarter (or within 30 days thereafter) no more than 55% of the Series' total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions may be considered the same issuer. As a safe harbor, a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, U.S. government securities and securities of other regulated investment companies.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a regulated investment company will be entitled to "look-through" the regulated investment company to its pro rata portion of the regulated investment company's assets, provided the regulated investment company satisfies certain conditions relating to the ownership of the shares.

Foreign Investments

Investment income from foreign securities may be subject to foreign taxes withheld at the source. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Series' assets to be invested in various countries is not known.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on the undistributed income of a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year). Tax-exempt interest on municipal obligations is not subject to the excise tax. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

The Series intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, shareholders should note that the Series may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

                             PERFORMANCE INFORMATION

Performance information for the Series including the total return may appear in reports or promotional literature to current or prospective shareholders.

Average Annual Total Return

Quotations of average annual total return for the Series will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Series over a period of one and five years (or, if the Series has not been in existence for such periods, up to the life of the Series), calculated pursuant to the formula:

                    P(1 + T)(raised to the Nth power) = ERV

Where:
P = a hypothetical initial payment of $1,000

T = an average annual total return

n = the number of years

ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5, or 10 year period (or fractional portion thereof).

Performance information for the Series may be compared, in reports and promotional literature, to: (a) the S&P 500 and/or the Lehman Brothers Aggregate Bond Index, or other indices (including, where appropriate, a blending of indices) that measure performance of a pertinent group of securities widely regarded by investors as representative of the securities markets in general;
(b) other groups of investment companies tracked by Morningstar or Lipper Analytical Services, widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Series.

                                   APPENDIX A

                                    ING FUNDS

                     PROXY VOTING PROCEDURES AND GUIDELINES
                          Effective as of July 10, 2003
                 As amended August 21, 2003 and November, 2003

I.    INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by each of the Funds' Boards of Trustees/Directors(1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.   VALUATION AND PROXY VOTING COMMITTEE

The Boards hereby delegate to the Valuation and Proxy Voting Committee of each Board (each a "Committee" and collectively, the "Committees") the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund's investment adviser (the "Adviser"). The Proxy Voting Procedures of the Adviser are attached hereto as Exhibit 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the

----------
(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation and Proxy Voting Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation and Proxy Voting Committee with respect to any other Fund.

(2) The independent Trustees/Directors are those Board members who are not "interested persons" within the meaning of Section 2(a)(19) the Investment Company Act of 1940.

full Board. Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined below and in the Adviser's proxy voting procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

III.  DELEGATION OF VOTING RESPONSIBILITY

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of each Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation and Proxy Voting Committee.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.

When a Fund is a feeder in a master/feeder structure, proxies for the portfolio securities of the master fund will be voted pursuant to the master fund's proxy voting policies and procedures.

IV.   APPROVAL AND REVIEW OF PROCEDURES

Each Fund's Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 2. The Board hereby approves such procedures. All material changes to such procedures must be approved by the Board or the Valuation and Proxy Voting Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Valuation and Proxy Voting Committee at its next regularly scheduled meeting.

V.    VOTING PROCEDURES AND GUIDELINES

The Guidelines which are set forth in Exhibit 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

      A.    Routine Matters

      The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against" or "Abstain" on a proposal. However, the Agent shall be directed to refer proxy proposals to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, they appear to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

      B.    Matters Requiring Case-by-Case Consideration

      The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted a "case-by-case" consideration.

      Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

      The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

            1.    Votes in Accordance with Agent Recommendation

            In the event the Proxy Group recommends a vote in accordance with the Agent's recommendation, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in accordance with the Agent's recommendation.

            2.    Non-Votes

            The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

            3. Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, or Where No Recommendation is Provided by Agent.

            If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will then request that each member of the Proxy Group and each Investment Professional participating in the voting process provide a Conflicts Report (as such term is defined for purposes of the Adviser's proxy voting procedures).

            If Counsel determines that a conflict of interest appears to exist with respect to any member of the Proxy Group or the relevant Investment Professional(s), the Proxy Coordinator will then call a meeting of the Valuation and Proxy Voting Committee and forward to such committee all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser's proxy voting procedures).

            If Counsel determines that there does not appear to be a conflict of interest with respect to any member of the Proxy Group or the relevant Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

            4.    Referrals to a Fund's Valuation and Proxy Voting Committee

            A Fund's Valuation and Proxy Voting Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

            The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation and Proxy Voting Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.   CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends a vote contrary to the Procedures and Guidelines, or contrary to the recommendation of the Agent, or where the Procedures and Guidelines are silent and the Agent has made no recommendation, and Counsel has determined that a conflict of interest appears to exist with respect to any member of the Proxy Group or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund's Valuation and Proxy Voting Committee for determination so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which it may be deemed to have a conflict of interest.

VII.  REPORTING AND RECORD RETENTION

Beginning in August 2004, on an annual basis, each Fund will post its proxy voting record or a link thereto for the prior one-year period ending on June 30th on the ING Funds website. The proxy voting record posted for any Fund that is a feeder in a master/feeder structure will be that of the master fund. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.

                                    EXHIBIT 1
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                                ING EQUITY TRUST
                                 ING FUNDS TRUST
                           ING INVESTMENT FUNDS, INC.
                               ING INVESTORS TRUST
                               ING MAYFLOWER TRUST
                                ING MUTUAL FUNDS
                              ING PRIME RATE TRUST
                             ING SENIOR INCOME FUND
                          ING VARIABLE INSURANCE TRUST
                           ING VARIABLE PRODUCTS TRUST
                       ING VP EMERGING MARKETS FUND, INC.
                         ING VP NATURAL RESOURCES TRUST
                               USLICO SERIES FUND

Effective as of July 10, 2003

                                    EXHIBIT 2
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                              ING INVESTMENTS, LLC,
                             DIRECTED SERVICES, INC.
                                       AND
                     ING LIFE INSURANCE AND ANNUITY COMPANY

                             PROXY VOTING PROCEDURES
                          Effective as of July 10, 2003

I.    INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, proxies will be voted in all instances.

II.   ROLES AND RESPONSIBILITIES

      A.    Proxy Coordinator

      The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines ("Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, the proxy Coordinator will call a meeting of the Proxy Group.

      B.    Agent

      An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

      The Agent shall be instructed to vote all proxies in accordance with the ING Funds' Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser's Proxy Group, or a Fund's Valuation and Proxy Voting Committee.

      The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

      C.    Proxy Group

      The Adviser shall establish a Proxy Group (the "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy

      Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.

      A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group.

      A meeting of the Proxy Group will be held whenever the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation with respect to a vote on a proposal.

      For each proposal referred to the Proxy Group, it will review (1) the Procedures and Guidelines, (2) the recommendation of the Agent, if any,
      (3) the recommendation of the Investment Professional(s) and (4) any other resources that the Proxy Group deems appropriate to aid in a determination of a recommendation.

      If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

      If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall follow the procedures for such voting as established by a Fund's Board.

      D.    Investment Professionals

      The Funds' Advisers, sub-advisers and/or portfolio managers (referred to herein as "Investment Professionals") may be asked to submit a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate.

III.  VOTING PROCEDURES

      A. In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

      B.    Routine Matters

      The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against" or "Abstain" on a proposal. However, the Agent shall be directed to refer proxy proposals to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear.

      C.    Matters Requiring Case-by-Case Consideration

      The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted a "case-by-case" consideration.

      Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

      The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

            1.    Votes in Accordance with Agent Recommendation

            In the event the Proxy Group recommends a vote in accordance with the Agent's recommendation, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in accordance with the Agent's recommendation.

            2.    Non-Votes

            The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

            3. Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, or Where No Recommendation is Provided by Agent.

            If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.

            4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation and Proxy Voting Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.   CONFLICTS OF INTEREST

In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group and each Investment Professional participating in the voting process must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives.

For all matters for which the Proxy Group recommends a vote contrary to Procedures and Guidelines, or the recommendation of the Agent, where applicable, or where the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

V.    REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

                                   APPENDIX 1
                                     TO THE
                        ADVISERS' PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:

       NAME                                                 TITLE OR AFFILIATION
       ----                                                 --------------------
Stanley D. Vyner                      Chief Investment Risk Officer and Executive Vice President of ING
                                      Investments, LLC

Karla J. Bos                          Acting Proxy Coordinator

Kimberly A. Anderson                  Senior Vice President and Assistant Secretary, ING Investments, LLC

Maria Anderson                        Assistant Vice President - Manager Fund Compliance of ING Funds Services,
                                      LLC

Michael J. Roland                     Executive Vice President and Chief Financial Officer of ING Investments, LLC

J. David Greenwald                    Vice President - Fund Compliance of ING Fund Services, LLC

Megan L. Dunphy, Esq.                 Counsel, ING Americas US Legal Services

Theresa K. Kelety, Esq.               Counsel, ING Americas US Legal Services

Effective as of July 10, 2003

                                    EXHIBIT 3
                                     TO THE
                        ING FUNDS PROXY VOTING PROCEDURES

                    PROXY VOTING GUIDELINES OF THE ING FUNDS
                          Effective as of July 10, 2003
                 As amended August 21, 2003 and November 11, 2003

I.    INTRODUCTION

The following is a statement of the proxy voting Guidelines that have been adopted by the respective Boards of Directors or Trustees of each Fund.

Proxies must be voted in the best interest of the Fund. The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.   GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous Governance Provisions, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in Global Proxies.

In all cases where "case-by-case" consideration is noted, it shall be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc. Such policy may be overridden in any case pursuant to the procedures outlined herein.

1.    THE BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a CASE-BY-CASE basis.

SEPARATING CHAIRMAN AND CEO

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately.

PROPOSALS SEEKING A MAJORITY OF INDEPENDENT DIRECTORS

Evaluate on a CASE-BY-CASE basis shareholder proposals asking that a majority of directors be independent. Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors.

STOCK OWNERSHIP REQUIREMENTS

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

TERM OF OFFICE

Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.

AGE LIMITS

Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:

      (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

      (2)   Only if the director's legal expenses would be covered.

2.    PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

REIMBURSE PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.    AUDITORS

RATIFYING AUDITORS

Generally, vote FOR proposals to ratify auditors.

NON-AUDIT SERVICES

Consider on a CASE-BY-CASE basis proposals to approve auditors when total non-audit fees exceed the total of audit fees, audit-related fees and permissible tax fees.

AUDITOR INDEPENDENCE

Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

AUDIT FIRM ROTATION (SHAREHOLDER PROPOSALS):

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.    PROXY CONTEST DEFENSES

BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

Generally, vote AGAINST proposals to classify the board.

Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

SHAREHOLDER ABILITY TO REMOVE DIRECTORS

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.

Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

CUMULATIVE VOTING

Generally, vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board.

Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.    TENDER OFFER DEFENSES

POISON PILLS

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.

Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

GREENMAIL

Generally, vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

PALE GREENMAIL

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

UNEQUAL VOTING RIGHTS

Generally, vote AGAINST dual-class exchange offers.

Generally, vote AGAINST dual-class recapitalizations.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

WHITE SQUIRE PLACEMENTS

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.    MISCELLANEOUS GOVERNANCE PROVISIONS

CONFIDENTIAL VOTING

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

      - In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

      -     If the dissidents agree, the policy remains in place.

      - If the dissidents do not agree, the confidential voting policy is waived.

Generally, vote FOR management proposals to adopt confidential voting.

EQUAL ACCESS

Generally, vote FOR shareholder proposals that would allow significant company shareholders (defined as those holding more than $5 million in securities of the company in question) equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

SHAREHOLDER ADVISORY COMMITTEES

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

7.    CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis.

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns.

REVERSE STOCK SPLITS

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

PREFERRED STOCK

Generally, vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Generally, vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.

Generally, vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Generally, vote FOR management proposals to reduce the par value of common stock.

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

DEBT RESTRUCTURINGS

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

SHARE REPURCHASE PROGRAMS

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.    EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Generally, vote AGAINST management proposals seeking approval to reprice options.

DIRECTOR COMPENSATION

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

OBRA-RELATED COMPENSATION PROPOSALS:

      AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE FEATURES

      Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

      AMENDMENTS TO ADD PERFORMANCE-BASED GOALS

      Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

      AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

      Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of
      Section 162(m) should be evaluated on a CASE-BY-CASE basis.

      APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

      Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY

Generally, vote FOR shareholder proposals that seek additional disclosure of executive and director pay information.

Review on a CASE-BY-CASE basis all other shareholder proposals that seek to limit executive and director pay.

GOLDEN AND TIN PARACHUTES

Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

401(k) EMPLOYEE BENEFIT PLANS

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

EXPENSING OF STOCK OPTIONS

Consider shareholder proposals to expense stock options on a CASE-BY-CASE basis.

9.    STATE OF INCORPORATION

VOTING ON STATE TAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis.

10.   MERGERS AND CORPORATE RESTRUCTURINGS

MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations, and asset sales should be considered on a CASE-BY-CASE basis.

SPINOFFS

Votes on spinoffs should be considered on a CASE-BY-CASE basis.

ASSET SALES

Votes on asset sales should be made on a CASE-BY-CASE basis.

LIQUIDATIONS

Votes on liquidations should be made on a CASE-BY-CASE basis.

ADJOURNMENT

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

APPRAISAL RIGHTS

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME

Generally, vote FOR changing the corporate name.

11.   MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote the election of directors on a CASE-BY-CASE basis.

CONVERTING CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis.

PROXY CONTESTS

Vote proxy contests on a CASE-BY-CASE basis.

INVESTMENT ADVISORY AGREEMENTS

Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES

Generally, vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 ACT POLICIES

Vote these proposals on a CASE-BY-CASE basis.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION

Vote these proposals on a CASE-BY-CASE basis.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

Generally, vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME RULE PROPOSALS

Vote these proposals on a CASE-BY-CASE basis.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis.

CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a CASE-BY-CASE basis.

CHANGING THE DOMICILE OF A FUND

Vote reincorporations on a CASE-BY-CASE basis.

CHANGE IN FUND'S SUBCLASSIFICATION

Vote these proposals on a CASE-BY-CASE basis.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL

Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis.

MASTER-FEEDER STRUCTURE

Generally, vote FOR the establishment of a master-feeder structure.

CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a CASE-BY-CASE basis.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

TERMINATE THE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.   SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.


13.   GLOBAL PROXIES

While a number of the foregoing Guidelines may be applied to both U.S. and global proxies, the following provide for the differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

ROUTINE MANAGEMENT PROPOSALS

Generally, vote FOR the following and other similar routine management proposals:

     o   the opening of the shareholder meeting
     o   that the meeting has been convened under local regulatory requirements
     o   the presence of quorum
     o   the agenda for the shareholder meeting
     o   the election of the chair of the meeting
     o   the appointment of shareholders to co-sign the minutes of the meeting
     o   regulatory filings (e.g., to effect approved share issuances)
     o the designation of inspector or shareholder representative(s) of minutes of meeting
     o the designation of two shareholders to approve and sign minutes of meeting
     o   the allowance of questions
     o   the publication of minutes
     o   the closing of the shareholder meeting

DISCHARGE OF MANAGEMENT/SUPERVISORY BOARD MEMBERS

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors or directors or legal action is being taken against the board by other shareholders.

DIRECTOR REMUNERATION

Consider director compensation plans on a CASE-BY-CASE basis. Generally, vote FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

APPROVAL OF FINANCIAL STATEMENTS AND DIRECTOR AND AUDITOR REPORTS

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company's financial accounts and reporting.


REMUNERATION OF AUDITORS

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

INDEMNIFICATION OF AUDITORS
Generally, vote AGAINST proposals to indemnify auditors.

ALLOCATION OF INCOME AND DIVIDENDS

Generally, vote FOR management proposals concerning allocation of income and the distribution of dividends, unless the amount of the distribution is consistently and unusually small or large.

STOCK (SCRIP) DIVIDEND ALTERNATIVES

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

DEBT ISSUANCE REQUESTS

When evaluating a debt issuance request, the issuing company's present financial situation is examined. The main factor for analysis is the company's current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

FINANCING PLANS

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

RELATED PARTY TRANSACTIONS

Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms.

CAPITALIZATION OF RESERVES

Generally, vote FOR proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

ARTICLE AMENDMENTS

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:

     o    it is editorial in nature;

     o    shareholder rights are protected;

     o    there is negligible or positive impact on shareholder value;

     o    management provides adequate reasons for the amendments; and

     o    the company is required to do so by law (if applicable).




                                             Statement of Additional Information

                                     PART C
                                OTHER INFORMATION

ITEM 23.      EXHIBITS
  (a)    (1)  Trust Instrument - previously filed as an Exhibit to
              Pre-Effective Amendment No. 1 to Registrant's Registration
              Statement on Form N-1A on April 11, 2000 and incorporated herein by reference.

         (2) Certificate of Amendment - previously filed as an Exhibit to Post-Effective Amendment No. 2 to Registrant's Registration
              Statement on Form N-1A on April 27, 2001 and incorporated herein by reference.

         (3)  Form of Certificate of Amendment and Redesignation of Series -
              Filed as an Exhibit to Post-Effective Amendment No. 4 to
              Registrant's Registration Statement on Form N1-A on April 18, 2002 and incorporated herein by reference.

         (4) Certificate of Amendment of Declaration of Trust - previously filed as an Exhibit to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N1-A on April 18, 2002 and incorporated herein by reference.

         (5)  Establishment and Designation of Series of Shares of Beneficial
              Interest (ING GET U.S. Core Series 3) -- previously filed as an
              Exhibit to Post-Effective Amendment No. 9 to Registrant's
              Registration Statement on Form N1-A on December 8, 2003 and incorporated herein by reference.

         (6)  Establishment and Designation of Series of Shares of Beneficial
              Interest (ING GET U.S. Core Series 4) -- previously filed as an
              Exhibit to Post-Effective Amendment No. 9 to Registrant's
              Registration Statement on Form N1-A on December 8, 2003 and incorporated herein by reference.

         (7)  Establishment and Designation of Series of Shares of Beneficial
              Interest (ING GET U.S. Core Series 5) - filed herein.

         (8)  Establishment and Designation of Series of Shares of Beneficial
              Interest (ING GET U.S. Core Series 6) - filed herein.

  (b) By-Laws of Registrant - previously filed as an Exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration
              Statement on Form N-1A on April 11, 2000 and incorporated herein by reference.

  (c) The rights of holders of the securities being registered are set out in Articles II, VII, IX and X of the Declaration of Trust referenced in Exhibit (a) above and in Articles IV, VI and XIII of the By-Laws referenced in Exhibit (b) above.

  (d)    (1)  Investment Management Agreement between Registrant and ING
              Mutual Funds Management Co. LLC - previously filed as an Exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration
              Statement on Form N-1A on April 11, 2000 and incorporated herein by reference.

         (2)  Sub-Advisory Agreement between ING Mutual Funds Management Co.
              LLC and ING Investment Management Advisors B.V. - previously filed as an Exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A on April 11,
              2000 and incorporated herein by reference.

         (3)  Investment Management Agreement between Registrant and ING Pilgrim
              Investments,

ITEM 23.      EXHIBITS
              LLC - previously filed as an Exhibit to Post-Effective Amendment
              No. 4 to Registrant's Registration Statement on Form N1-A on April
              18, 2002 and incorporated herein by reference.

              (i) Amended and Restated Schedule 1 to the Management Agreement between Registrant and ING Investments, LLC -- previously filed as an Exhibit to Post -Effective Amendment No. 7 to
                   Registrant's Registration Statement on Form N-1A filed on May
                   29, 2003 and incorporated herein by reference.

              (ii) Amended and Restated Schedule 1 dated August 21, 2003 to the
                   Management Agreement between Registrant and ING Investments,
                   LLC (ING GET U.S. Core Series 3, 4, 5 and 6) - previously filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N1-A on December
                   8, 2003 and incorporated herein by reference.

         (4)  Sub-Advisory Agreement, made February 25, 2003, between ING
              Investments, LLC and Aeltus Investment Management, Inc. - previously filed as an Exhibit to Post- Effective Amendment No.
              11 to the Registrant's Registration Statement on Form N-1A filed on March 12, 2004 and incorporated herein by reference.

              (i)  Amended Schedule A to Sub-Advisory Agreement between ING
                   Investments, LLC and Aeltus Investment Management, Inc. (ING
                   GET U.S. Core Series 3, 4, 5 and 6) - previously filed as an
                   Exhibit to Post-Effective Amendment No. 9 to Registrant's
                   Registration Statement on Form N1-A on December 8, 2003 and incorporated herein by reference.

         (5)  First Amendment to the Sub-Advisory Agreement between ING
              Investments, LLC and Aeltus Investment Management, Inc., effective as of July 11, 2003 - previously filed as an Exhibit to Post-
              Effective Amendment No. 11 to the Registrant's Registration
              Statement on Form N-1A filed on March 12, 2004 and incorporated herein by reference.

         (6)  Second Amendment to the Sub-Advisory Agreement between ING
              Investments, LLC and Aeltus Investment Management, Inc., effective as of September 1, 2003 - previously filed as an Exhibit to Post-
              Effective Amendment No. 11 to the Registrant's Registration
              Statement on Form N-1A filed on March 12, 2004 and incorporated herein by reference.

  (e)    (1)  Distribution Agreement between Registrant and ING Funds
              Distributor, LLC (formerly ING Funds Distributor, Inc.) - previously filed as an Exhibit to Post Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on May
              29, 2003 and incorporated herein by reference.

              (i)  Amended Schedule A to Distribution Agreement between
                   Registrant and ING Funds Distributor, LLC (formerly ING Funds
                   Distributor, Inc.) (ING GET U.S. Core Series 3, 4, 5 and 6) - previously filed as an Exhibit to Post-Effective Amendment
                   No. 9 to Registrant's Registration Statement on Form N1-A on
                   December 8, 2003 and incorporated herein by reference.

  (f)         None.

  (g)    (1)  Custody Agreement between The Bank of New York (BNY) and
              Registrant, dated January 6, 2003 - previously filed as an Exhibit to Post- Effective Amendment No. 11 to the Registrant's
              Registration Statement on Form N-1A filed on March 12, 2004 and

ITEM 23.      EXHIBITS
              incorporated herein by reference.

              (i) Amended Exhibit A to the Custody Agreement between Registrant and The Bank of New York (BNY), as of February 1, 2004. - previously filed as an Exhibit to Post- Effective Amendment
                   No. 11 to the Registrant's Registration Statement on Form
                   N-1A filed on March 12, 2004 and incorporated herein by reference.

         (2)  Foreign Custody Manager Agreement between The Bank of New York
              (BNY) and Registrant - previously filed as an Exhibit to Post
              Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on May 29, 2003 and incorporated herein by reference.

              (i) Amended Exhibit A to the Foreign Custody Manager Agreement between Registrant and The Bank of New York (BNY), as of
                   February 1, 2004. - previously filed as an Exhibit to Post-
                   Effective Amendment No. 11 to the Registrant's Registration
                   Statement on Form N-1A filed on March 12, 2004 and incorporated herein by reference.

         (3)  Securities Lending Agreement and Guaranty between Investment
              Company and The Bank of New York (BNY), dated August 7, 2003 - previously filed as an Exhibit to Post- Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A filed on March 12, 2004 and incorporated herein by reference. (i) Amended
              Exhibit A with respect to the Securities Lending Agreement and Guaranty, as of November 5, 2003 - previously filed as an Exhibit to Post- Effective Amendment No. 11 to the Registrant's
              Registration Statement on Form N-1A filed on March 12, 2004 and incorporated herein by reference.

         (4)  Cash Reserve Agreement dated March 31, 2003 by The Bank of New
              York (BNY). - previously filed as an Exhibit to Post- Effective
              Amendment No. 11 to the Registrant's Registration Statement on
              Form N-1A filed on March 12, 2004 and incorporated herein by reference.

              (i) Amended Exhibit A with respect to the Cash Reserve Agreement, as of February 1, 2004 - previously filed as an Exhibit to Post- Effective Amendment No. 11 to the Registrant's
                   Registration Statement on Form N-1A filed on March 12, 2004 and incorporated herein by reference.

  (h)    (1)  Fund Services Agreement between Registrant and ING Fund Services
              Co. LLC. - previously filed as an Exhibit to Pre-Effective
              Amendment No. 1 to Registrant's Registration Statement on Form
              N-1A on April 11, 2000 and incorporated herein by reference.

         (2)  Form of Services Agreement between ING Fund Services Co. LLC and
              PFPC Inc. - previously filed as an Exhibit to Pre-Effective
              Amendment No. 1 to Registrant's Registration Statement on Form
              N-1A on April 11, 2000 and incorporated herein by reference.

         (3)  Participation Agreement among Equitable Life Insurance Company of
              Iowa, the Registrant, ING Mutual Funds Management Co. LLC and ING
              Fund Distributor, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 1 to Registrant's Registration
              Statement on Form N-1A on May 18, 2000 and incorporated herein by reference.

ITEM 23.      EXHIBITS
         (4)  Participation Agreement among Equitable Life Insurance Company of
              Iowa, the Registrant, ING Mutual Funds Management Co. LLC and ING
              Fund Distributor, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 1 to Registrant's Registration
              Statement on Form N-1A on May 18, 2000 and incorporated herein by reference.

         (5)  Participation Agreement among First Golden American Life Insurance
              Company of New York, the Registrant, ING Mutual Funds Management
              Co. LLC and ING Fund Distributor, Inc. - previously filed as an
              Exhibit to Post-Effective Amendment No. 1 to Registrant's
              Registration Statement on Form N-1A on May 18, 2000 and incorporated herein by reference.

         (6)  Accounting Agency Agreement between Registrant and Brown,
              Brothers Harriman & Co.  - previously filed as an Exhibit to
              Post-Effective Amendment No. 4 to Registrant's Registration
              Statement on Form N-1A on April 18, 2002 and incorporated herein by reference.

         (7)  Administration Agreement between Registrant and ING Funds
              Services, LLC - previously filed as an Exhibit to Post Effective
              Amendment No. 7 to Registrant's Registration Statement on Form
              N-1A filed on May 29, 2003 and incorporated herein by reference.

              (i)  Amended Schedule A to Administration Agreement between
                   Registrant and ING Funds Services, LLC (ING GET U.S. Core
                   Series 3, 4, 5 and 6) - Filed as an Exhibit to Post-Effective
                   Amendment No. 9 to Registrant's Registration Statement on
                   Form N1-A on December 8, 2003 and incorporated herein by reference.

         (8)  Restated Expense Limitation Agreement between Registrant, ING
              Investments, LLC and Aeltus Investment Management, INC. - previously filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N1-A on December
              8, 2003 and incorporated herein by reference.

              (i)  Amended Schedule A to the Restated Expense Limitation
                   Agreement between Registrant, ING Investments, LLC and Aeltus
                   Investment Management, Inc. (ING GET U.S. Core Series 3, 4, 5 and 6) - previously filed as an Exhibit to Post-Effective
                   Amendment No. 9 to Registrant's Registration Statement on
                   Form N1-A on December 8, 2003 and incorporated herein by reference.

         (9)  Fund Accounting Agreement between Registrant and The Bank of New
              York (BNY) - previously filed as an Exhibit to Post- Effective
              Amendment No. 11 to the Registrant's Registration Statement on
              Form N-1A filed on March 12, 2004 and incorporated herein by reference.

              (i)  Amended Exhibit A to Fund Accounting Agreement between
                   Registrant and Bank of New York, as of February 1, 2004. - previously filed as an Exhibit to Post- Effective Amendment
                   No. 11 to the Registrant's Registration Statement on Form
                   N-1A filed on March 12, 2004 and incorporated herein by reference.

         (10) Agency Agreement between Registrant and DST Systems, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N1-A on December
              8, 2003 and incorporated herein by reference.

              (i)  Amended and Restated Exhibit A to Agency Agreement between
                   Registrant and

ITEM 23.      EXHIBITS
                   DST Systems, Inc. (ING GET U.S. Core Series 3, 4, 5 and 6) - previously filed as an Exhibit to Post-Effective Amendment
                   No. 9 to Registrant's Registration Statement on Form N1-A on
                   December 8, 2003 and incorporated herein by reference.

  (i)    (1)  Opinion and Consent of Paul, Weiss, Rifkind, Wharton & Garrison
              regarding the legality of the securities being issued - Filed as an Exhibit to Pre-Effective Amendment No. 1 to Registrant's
              Registration Statement on Form N-1A on April 11, 2000 and incorporated herein by reference.


         (2) Opinion and Consent of Dechert LLP regarding the legality of the securities being issued (ING GET U.S. Core Portfolio - Series 1 and Series 2) - Filed as an Exhibit to Post-Effective Amendment
              No. 7 to Registrant's Registration Statement on Form N-1A on
              May 29, 2003 and incorporated herein by reference.

         (3) Opinion and Consent of Dechert LLP regarding the legality of the securities being issued (ING GET U.S. Core Portfolio - Series 3 and Series 4) - Filed as an Exhibit to Post-Effective Amendment
              No. 9 to Registrant's Registration Statement on Form N-1A on
              December 8, 2003 and incorporated herein by reference.

         (4) Opinion and Consent of Dechert LLP regarding the legality of the securities being issued (ING GET U.S. Core Portfolio - Series 5 and Series 6) - Filed herein.


  (j)    (1)  Consent of independent auditors - filed herein

  (k)         None.

  (l)         Form of Purchase Agreement. - Filed as an Exhibit to
              Pre-Effective Amendment No. 1 to Registrant's Registration
              Statement on Form N-1A on April 11, 2000 and incorporated herein by reference.

  (m)    (1)  Rule l2b-l Distribution Plan and Agreement - previously filed as an Exhibit to Post-Effective Amendment No. 2 to Registrant's
              Registration Statement on Form N-1A on April 27, 2001 and incorporated herein by reference.

         (2) 12b-l Distribution Plan and Agreement - previously filed as an exhibit to Post-Effective Amendment No. 7 to Registrant's
              Registration Statement on Form N-1A on May 29, 2003 and incorporated herein by reference.

              (i)  Amended Schedule A with respect to Distribution Plan. (ING
                   GET U.S. Core Series 3, 4, 5 and 6) - previously filed as an
                   Exhibit to Post-Effective Amendment No. 9 to Registrant's
                   Registration Statement on Form N1-A on December 8, 2003 and incorporated herein by reference.

  (n)         None.

  (p)    (1)  ING Funds and Advisers ("ING Investments, LLC") Code of Ethics -
              previously filed as an Exhibit to Post- Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A filed on March 12, 2004 and incorporated herein by reference.

         (2) Aeltus Investment Management, Inc. Code of Ethics - previously filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N1-A on December 8,
              2003 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

         None.

ITEM 25. INDEMNIFICATION.

      Reference is made to Article IX of Registrants By-Laws and paragraphs 1.11 of the Distribution Agreement.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange

      Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.

      In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

      The Registrant is covered under an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under circumstances.

      Section 12 of the Investment Management Agreement with ING Investments, LLC (formerly ING Pilgrim Investments, LLC) and Section 9 of the Sub-Advisory Agreement with ING Investment Management Advisors B.V. and ING Investment Management LLC, Section 1.11 of the Distribution Agreement between the Registrant and ING Funds Distributor, LLC (formerly ING Funds Distributor, Inc.), and Section 20 of the Distribution Agreement between the Registrant and ING Pilgrim Securities, Inc. limit the liability of Manager, the Sub-Advisors and the Distributor to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

      The Registrant hereby undertakes that it will apply the indemnification provisions of its Trust Instrument, By-Laws, Management Agreement and Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

(a) Information as to the directors and officers of ING Investments, LLC (the "Investment Manager"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Investment Manager in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITER

(a) ING Funds Distributor, LLC is the principal underwriter for ING Mutual Funds; ING Funds Trust; ING Equity Trust; ING Investment Funds, Inc.; ING Prime Rate Trust; ING Mayflower Trust; ING Senior Income Fund; ING Series Fund, Inc.; ING Variable Products Trust; ING VP Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; ING Variable Insurance Trust; USLICO Series Fund; ING VP Balanced Portfolio, Inc.; ING Variable Portfolios, Inc.; ING Variable Funds; ING VP Bond Portfolio; ING VP Money Market Portfolio; ING Strategic Allocation Portfolios, Inc. and ING GET Fund.

(b)   Not applicable.

(c)   Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of:

            a. ING Variable Insurance Trust, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

            b. ING Mutual Funds Management Co. LLC, 1475 Dunwoody Drive, West Chester, PA 19380 (records of prior investment manager) and 230 Park Avenue, New York, NY 10169 (records of prior investment manager relating to its UIT business)

            c. ING Funds Distributor, LLC (formerly ING Funds Distributor, Inc.), 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258 (records of principal underwriter)

            d. ING Investment Management Advisors B.V., Schenkkade 65, 2595 AS, The Hague, The Netherlands (records relating to its functions as former investment sub-adviser for ING VP Worldwide Growth Portfolio and ING VP Global Technology Portfolio)

            e. ING Investment Management LLC, 5780 Powers Ferry Road, N.W., Suite 300, Atlanta, GA 30327 (records relating to its functions as former investment sub-adviser for ING VP High Yield Bond Portfolio)

            f. State Street Bank Trust Company, 801 Pennsylvania Street, Kansas City, MO 64105

            g. ING Investments, LLC, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258

            h. DST Systems, Inc., 333 W. 11th Street, Kansas City, MO 64105 (records relating to its functions as transfer agent)

            i. The Bank of New York, One Wall Street, New York, NY 10286 (records relating to its functions as custodian)

            j. Aeltus Investment Management, Inc. (ING Aeltus), 10 State House Square, Hartford, Connecticut 06103-3602 (relating to its function as Sub-Adviser)

ITEM 29. MANAGEMENT SERVICES

         Not applicable.

ITEM 30. UNDERTAKINGS

         Not applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the securities act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 26th day of May, 2004.

                                       ING VARIABLE INSURANCE TRUST

                                       By:  /s/ Huey P. Falgout, Jr.
                                           ------------------------------------
                                           Huey P. Falgout, Jr.
                                           Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

            SIGNATURE                   TITLE                        DATE
            ---------                   -----                        ----

                                        Trustee and Chairman     May 26, 2004
---------------------------------
         John G. Turner*

                                        President and Chief      May 26, 2004
---------------------------------       Executive Officer
       James M. Hennessy*

                                        Executive Vice           May 26, 2004
---------------------------------       President and
       Michael J. Roland*               Principal Financial
                                        Officer

                                        Trustee                  May 26, 2004
---------------------------------
        Paul S. Doherty*

                                        Trustee                  May 26, 2004
---------------------------------
       J. Michael Earley*

                                        Trustee                  May 26, 2004
---------------------------------
     R. Barbara Gitenstein*

                                        Trustee                  May 26, 2004
---------------------------------
       Walter H. May, Jr.*

                                        Trustee                  May 26, 2004
---------------------------------
      Thomas J. McInerney*

                                        Trustee                  May 26, 2004
---------------------------------
          Jock Patton*

                                        Trustee                  May 26, 2004
---------------------------------
       David W.C. Putnam*

                                        Trustee                  May 26, 2004
---------------------------------
        Blaine E. Rieke*

                                        Trustee                  May 26, 2004
---------------------------------
        Roger B. Vincent*

                                        Trustee                  May 26, 2004
---------------------------------
      Richard A. Wedemeyer*


*By:  /s/ Huey P. Falgout, Jr.
     ----------------------------
         Huey P. Falgout, Jr.

               Attorney-in-Fact**

** Powers of Attorney for James M. Hennessy, Michael J. Roland and each Trustee listed above were previously filed as attachments to Post-Effective Amendment No. 10 to the Registrant's Form N-1A Registration Statement on February 27, 2004 and are incorporated herein by reference.

                                  EXHIBIT INDEX

EXHIBIT NUMBER   NAME OF EXHIBIT
     (a)(7)      Establishment and Designation of Series of Shares of Beneficial
                 Interest (ING GET U.S. Core Series 5)

     (a)(8)      Establishment and Designation of Series of Shares of Beneficial
                 Interest (ING GET U.S. Core Series 6)


     (i)(4) Opinion and Consent of Dechert LLP regarding the legality of the securities being issued (ING GET U.S. Core Portfolio -
                 Series 5 and Series 6)


     (j)(1)      Consent of Independent auditors